UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02178
MFS SERIES TRUST XII
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
April 30
Date of reporting period:
October 31, 2025
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Lifetime® 2025 Fund
Class A-LTTAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$12	0.24%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	335,980,618	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	27
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.1%
MFS Total Return Bond Fund	19.6%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.7%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Blended Research International Equity Fund	2.8%
MFS Commodity Strategy Fund	2.0%
MFS High Income Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Research International Fund	1.7%
MFS Blended Research Growth Equity Fund	1.7%
MFS Growth Fund	1.6%
MFS Research Fund	1.6%
MFS Blended Research Core Equity Fund	1.6%
MFS Institutional Money Market Portfolio	1.6%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L25A-SEM

MFS® Lifetime® 2025 Fund
Class B-LTTBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$51	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	335,980,618	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	27
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.1%
MFS Total Return Bond Fund	19.6%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.7%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Blended Research International Equity Fund	2.8%
MFS Commodity Strategy Fund	2.0%
MFS High Income Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Research International Fund	1.7%
MFS Blended Research Growth Equity Fund	1.7%
MFS Growth Fund	1.6%
MFS Research Fund	1.6%
MFS Blended Research Core Equity Fund	1.6%
MFS Institutional Money Market Portfolio	1.6%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L25B-SEM

MFS® Lifetime® 2025 Fund
Class C-LTTCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$51	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	335,980,618	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	27
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.1%
MFS Total Return Bond Fund	19.6%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.7%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Blended Research International Equity Fund	2.8%
MFS Commodity Strategy Fund	2.0%
MFS High Income Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Research International Fund	1.7%
MFS Blended Research Growth Equity Fund	1.7%
MFS Growth Fund	1.6%
MFS Research Fund	1.6%
MFS Blended Research Core Equity Fund	1.6%
MFS Institutional Money Market Portfolio	1.6%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L25C-SEM

MFS® Lifetime® 2025 Fund
Class I-LTTIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	335,980,618	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	27
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.1%
MFS Total Return Bond Fund	19.6%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.7%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Blended Research International Equity Fund	2.8%
MFS Commodity Strategy Fund	2.0%
MFS High Income Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Research International Fund	1.7%
MFS Blended Research Growth Equity Fund	1.7%
MFS Growth Fund	1.6%
MFS Research Fund	1.6%
MFS Blended Research Core Equity Fund	1.6%
MFS Institutional Money Market Portfolio	1.6%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L25I-SEM

MFS® Lifetime® 2025 Fund
Class R1-LTTRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$51	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	335,980,618	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	27
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.1%
MFS Total Return Bond Fund	19.6%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.7%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Blended Research International Equity Fund	2.8%
MFS Commodity Strategy Fund	2.0%
MFS High Income Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Research International Fund	1.7%
MFS Blended Research Growth Equity Fund	1.7%
MFS Growth Fund	1.6%
MFS Research Fund	1.6%
MFS Blended Research Core Equity Fund	1.6%
MFS Institutional Money Market Portfolio	1.6%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L25R1-SEM

MFS® Lifetime® 2025 Fund
Class R2-LTTSX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$25	0.49%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	335,980,618	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	27
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.1%
MFS Total Return Bond Fund	19.6%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.7%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Blended Research International Equity Fund	2.8%
MFS Commodity Strategy Fund	2.0%
MFS High Income Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Research International Fund	1.7%
MFS Blended Research Growth Equity Fund	1.7%
MFS Growth Fund	1.6%
MFS Research Fund	1.6%
MFS Blended Research Core Equity Fund	1.6%
MFS Institutional Money Market Portfolio	1.6%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L25R2-SEM

MFS® Lifetime® 2025 Fund
Class R3-LTTTX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$12	0.24%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	335,980,618	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	27
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.1%
MFS Total Return Bond Fund	19.6%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.7%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Blended Research International Equity Fund	2.8%
MFS Commodity Strategy Fund	2.0%
MFS High Income Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Research International Fund	1.7%
MFS Blended Research Growth Equity Fund	1.7%
MFS Growth Fund	1.6%
MFS Research Fund	1.6%
MFS Blended Research Core Equity Fund	1.6%
MFS Institutional Money Market Portfolio	1.6%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L25R3-SEM

MFS® Lifetime® 2025 Fund
Class R4-LTTUX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	335,980,618	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	27
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.1%
MFS Total Return Bond Fund	19.6%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.7%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Blended Research International Equity Fund	2.8%
MFS Commodity Strategy Fund	2.0%
MFS High Income Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Research International Fund	1.7%
MFS Blended Research Growth Equity Fund	1.7%
MFS Growth Fund	1.6%
MFS Research Fund	1.6%
MFS Blended Research Core Equity Fund	1.6%
MFS Institutional Money Market Portfolio	1.6%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L25R4-SEM

MFS® Lifetime® 2025 Fund
Class R6-LTTKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	335,980,618	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	27
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.1%
MFS Total Return Bond Fund	19.6%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.7%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Blended Research International Equity Fund	2.8%
MFS Commodity Strategy Fund	2.0%
MFS High Income Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Research International Fund	1.7%
MFS Blended Research Growth Equity Fund	1.7%
MFS Growth Fund	1.6%
MFS Research Fund	1.6%
MFS Blended Research Core Equity Fund	1.6%
MFS Institutional Money Market Portfolio	1.6%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L25R6-SEM

MFS® Lifetime® 2030 Fund
Class A-MLTAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$13	0.24%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	752,161,123	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Limited Maturity Fund	10.1%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.7%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research International Equity Fund	4.3%
MFS High Income Fund	4.0%
MFS Blended Research Mid Cap Equity Fund	3.9%
MFS Blended Research Value Equity Fund	3.0%
MFS Value Fund	2.9%
MFS Blended Research Growth Equity Fund	2.7%
MFS Growth Fund	2.7%
MFS Research Fund	2.6%
MFS Blended Research Core Equity Fund	2.6%
MFS Research International Fund	2.1%
MFS Commodity Strategy Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Mid Cap Value Fund	2.0%
MFS Mid Cap Growth Fund	2.0%
MFS Institutional Money Market Portfolio	1.8%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International New Discovery Fund	0.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML3A-SEM

MFS® Lifetime® 2030 Fund
Class B-MLTBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$52	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	752,161,123	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Limited Maturity Fund	10.1%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.7%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research International Equity Fund	4.3%
MFS High Income Fund	4.0%
MFS Blended Research Mid Cap Equity Fund	3.9%
MFS Blended Research Value Equity Fund	3.0%
MFS Value Fund	2.9%
MFS Blended Research Growth Equity Fund	2.7%
MFS Growth Fund	2.7%
MFS Research Fund	2.6%
MFS Blended Research Core Equity Fund	2.6%
MFS Research International Fund	2.1%
MFS Commodity Strategy Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Mid Cap Value Fund	2.0%
MFS Mid Cap Growth Fund	2.0%
MFS Institutional Money Market Portfolio	1.8%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International New Discovery Fund	0.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML3B-SEM

MFS® Lifetime® 2030 Fund
Class C-MLTCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$51	0.98%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	752,161,123	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Limited Maturity Fund	10.1%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.7%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research International Equity Fund	4.3%
MFS High Income Fund	4.0%
MFS Blended Research Mid Cap Equity Fund	3.9%
MFS Blended Research Value Equity Fund	3.0%
MFS Value Fund	2.9%
MFS Blended Research Growth Equity Fund	2.7%
MFS Growth Fund	2.7%
MFS Research Fund	2.6%
MFS Blended Research Core Equity Fund	2.6%
MFS Research International Fund	2.1%
MFS Commodity Strategy Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Mid Cap Value Fund	2.0%
MFS Mid Cap Growth Fund	2.0%
MFS Institutional Money Market Portfolio	1.8%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International New Discovery Fund	0.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML3C-SEM

MFS® Lifetime® 2030 Fund
Class I-MLTIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	752,161,123	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Limited Maturity Fund	10.1%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.7%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research International Equity Fund	4.3%
MFS High Income Fund	4.0%
MFS Blended Research Mid Cap Equity Fund	3.9%
MFS Blended Research Value Equity Fund	3.0%
MFS Value Fund	2.9%
MFS Blended Research Growth Equity Fund	2.7%
MFS Growth Fund	2.7%
MFS Research Fund	2.6%
MFS Blended Research Core Equity Fund	2.6%
MFS Research International Fund	2.1%
MFS Commodity Strategy Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Mid Cap Value Fund	2.0%
MFS Mid Cap Growth Fund	2.0%
MFS Institutional Money Market Portfolio	1.8%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International New Discovery Fund	0.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML3I-SEM

MFS® Lifetime® 2030 Fund
Class R1-MLTEX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$52	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	752,161,123	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Limited Maturity Fund	10.1%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.7%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research International Equity Fund	4.3%
MFS High Income Fund	4.0%
MFS Blended Research Mid Cap Equity Fund	3.9%
MFS Blended Research Value Equity Fund	3.0%
MFS Value Fund	2.9%
MFS Blended Research Growth Equity Fund	2.7%
MFS Growth Fund	2.7%
MFS Research Fund	2.6%
MFS Blended Research Core Equity Fund	2.6%
MFS Research International Fund	2.1%
MFS Commodity Strategy Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Mid Cap Value Fund	2.0%
MFS Mid Cap Growth Fund	2.0%
MFS Institutional Money Market Portfolio	1.8%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International New Discovery Fund	0.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML3R1-SEM

MFS® Lifetime® 2030 Fund
Class R2-MLTGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$26	0.49%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	752,161,123	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Limited Maturity Fund	10.1%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.7%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research International Equity Fund	4.3%
MFS High Income Fund	4.0%
MFS Blended Research Mid Cap Equity Fund	3.9%
MFS Blended Research Value Equity Fund	3.0%
MFS Value Fund	2.9%
MFS Blended Research Growth Equity Fund	2.7%
MFS Growth Fund	2.7%
MFS Research Fund	2.6%
MFS Blended Research Core Equity Fund	2.6%
MFS Research International Fund	2.1%
MFS Commodity Strategy Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Mid Cap Value Fund	2.0%
MFS Mid Cap Growth Fund	2.0%
MFS Institutional Money Market Portfolio	1.8%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International New Discovery Fund	0.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML3R2-SEM

MFS® Lifetime® 2030 Fund
Class R3-MLTHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$13	0.24%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	752,161,123	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Limited Maturity Fund	10.1%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.7%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research International Equity Fund	4.3%
MFS High Income Fund	4.0%
MFS Blended Research Mid Cap Equity Fund	3.9%
MFS Blended Research Value Equity Fund	3.0%
MFS Value Fund	2.9%
MFS Blended Research Growth Equity Fund	2.7%
MFS Growth Fund	2.7%
MFS Research Fund	2.6%
MFS Blended Research Core Equity Fund	2.6%
MFS Research International Fund	2.1%
MFS Commodity Strategy Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Mid Cap Value Fund	2.0%
MFS Mid Cap Growth Fund	2.0%
MFS Institutional Money Market Portfolio	1.8%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International New Discovery Fund	0.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML3R3-SEM

MFS® Lifetime® 2030 Fund
Class R4-MLTJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	752,161,123	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Limited Maturity Fund	10.1%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.7%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research International Equity Fund	4.3%
MFS High Income Fund	4.0%
MFS Blended Research Mid Cap Equity Fund	3.9%
MFS Blended Research Value Equity Fund	3.0%
MFS Value Fund	2.9%
MFS Blended Research Growth Equity Fund	2.7%
MFS Growth Fund	2.7%
MFS Research Fund	2.6%
MFS Blended Research Core Equity Fund	2.6%
MFS Research International Fund	2.1%
MFS Commodity Strategy Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Mid Cap Value Fund	2.0%
MFS Mid Cap Growth Fund	2.0%
MFS Institutional Money Market Portfolio	1.8%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International New Discovery Fund	0.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML3R4-SEM

MFS® Lifetime® 2030 Fund
Class R6-MLTKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	752,161,123	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.5%
MFS Limited Maturity Fund	10.1%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.7%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research International Equity Fund	4.3%
MFS High Income Fund	4.0%
MFS Blended Research Mid Cap Equity Fund	3.9%
MFS Blended Research Value Equity Fund	3.0%
MFS Value Fund	2.9%
MFS Blended Research Growth Equity Fund	2.7%
MFS Growth Fund	2.7%
MFS Research Fund	2.6%
MFS Blended Research Core Equity Fund	2.6%
MFS Research International Fund	2.1%
MFS Commodity Strategy Fund	2.0%
MFS Emerging Markets Debt Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Mid Cap Value Fund	2.0%
MFS Mid Cap Growth Fund	2.0%
MFS Institutional Money Market Portfolio	1.8%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International New Discovery Fund	0.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML3R6-SEM

MFS® Lifetime® 2035 Fund
Class A-LFEAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$13	0.24%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	649,905,930	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	30
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.6%
MFS Total Return Bond Fund	8.5%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	6.9%
MFS Blended Research International Equity Fund	6.3%
MFS Global Opportunistic Bond Fund	5.0%
MFS High Income Fund	4.0%
MFS Blended Research Value Equity Fund	4.0%
MFS Value Fund	3.9%
MFS Blended Research Growth Equity Fund	3.7%
MFS Growth Fund	3.7%
MFS Research Fund	3.7%
MFS Blended Research Core Equity Fund	3.7%
MFS Mid Cap Value Fund	3.4%
MFS Mid Cap Growth Fund	3.4%
MFS Research International Fund	3.1%
MFS Emerging Markets Debt Fund	3.1%
MFS Commodity Strategy Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Institutional Money Market Portfolio	1.9%
MFS International Intrinsic Value Fund	1.6%
MFS International Growth Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.7%
MFS Limited Maturity Fund	0.0%
MFS Blended Research Emerging Markets Equity Fund	0.0%
MFS Emerging Markets Equity Fund	0.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L35A-SEM

MFS® Lifetime® 2035 Fund
Class B-LFEBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$53	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	649,905,930	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	30
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.6%
MFS Total Return Bond Fund	8.5%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	6.9%
MFS Blended Research International Equity Fund	6.3%
MFS Global Opportunistic Bond Fund	5.0%
MFS High Income Fund	4.0%
MFS Blended Research Value Equity Fund	4.0%
MFS Value Fund	3.9%
MFS Blended Research Growth Equity Fund	3.7%
MFS Growth Fund	3.7%
MFS Research Fund	3.7%
MFS Blended Research Core Equity Fund	3.7%
MFS Mid Cap Value Fund	3.4%
MFS Mid Cap Growth Fund	3.4%
MFS Research International Fund	3.1%
MFS Emerging Markets Debt Fund	3.1%
MFS Commodity Strategy Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Institutional Money Market Portfolio	1.9%
MFS International Intrinsic Value Fund	1.6%
MFS International Growth Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.7%
MFS Limited Maturity Fund	0.0%
MFS Blended Research Emerging Markets Equity Fund	0.0%
MFS Emerging Markets Equity Fund	0.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L35B-SEM

MFS® Lifetime® 2035 Fund
Class C-LFECX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$53	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	649,905,930	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	30
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.6%
MFS Total Return Bond Fund	8.5%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	6.9%
MFS Blended Research International Equity Fund	6.3%
MFS Global Opportunistic Bond Fund	5.0%
MFS High Income Fund	4.0%
MFS Blended Research Value Equity Fund	4.0%
MFS Value Fund	3.9%
MFS Blended Research Growth Equity Fund	3.7%
MFS Growth Fund	3.7%
MFS Research Fund	3.7%
MFS Blended Research Core Equity Fund	3.7%
MFS Mid Cap Value Fund	3.4%
MFS Mid Cap Growth Fund	3.4%
MFS Research International Fund	3.1%
MFS Emerging Markets Debt Fund	3.1%
MFS Commodity Strategy Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Institutional Money Market Portfolio	1.9%
MFS International Intrinsic Value Fund	1.6%
MFS International Growth Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.7%
MFS Limited Maturity Fund	0.0%
MFS Blended Research Emerging Markets Equity Fund	0.0%
MFS Emerging Markets Equity Fund	0.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L35C-SEM

MFS® Lifetime® 2035 Fund
Class I-LFEDX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	649,905,930	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	30
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.6%
MFS Total Return Bond Fund	8.5%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	6.9%
MFS Blended Research International Equity Fund	6.3%
MFS Global Opportunistic Bond Fund	5.0%
MFS High Income Fund	4.0%
MFS Blended Research Value Equity Fund	4.0%
MFS Value Fund	3.9%
MFS Blended Research Growth Equity Fund	3.7%
MFS Growth Fund	3.7%
MFS Research Fund	3.7%
MFS Blended Research Core Equity Fund	3.7%
MFS Mid Cap Value Fund	3.4%
MFS Mid Cap Growth Fund	3.4%
MFS Research International Fund	3.1%
MFS Emerging Markets Debt Fund	3.1%
MFS Commodity Strategy Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Institutional Money Market Portfolio	1.9%
MFS International Intrinsic Value Fund	1.6%
MFS International Growth Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.7%
MFS Limited Maturity Fund	0.0%
MFS Blended Research Emerging Markets Equity Fund	0.0%
MFS Emerging Markets Equity Fund	0.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L35I-SEM

MFS® Lifetime® 2035 Fund
Class R1-LFERX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$53	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	649,905,930	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	30
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.6%
MFS Total Return Bond Fund	8.5%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	6.9%
MFS Blended Research International Equity Fund	6.3%
MFS Global Opportunistic Bond Fund	5.0%
MFS High Income Fund	4.0%
MFS Blended Research Value Equity Fund	4.0%
MFS Value Fund	3.9%
MFS Blended Research Growth Equity Fund	3.7%
MFS Growth Fund	3.7%
MFS Research Fund	3.7%
MFS Blended Research Core Equity Fund	3.7%
MFS Mid Cap Value Fund	3.4%
MFS Mid Cap Growth Fund	3.4%
MFS Research International Fund	3.1%
MFS Emerging Markets Debt Fund	3.1%
MFS Commodity Strategy Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Institutional Money Market Portfolio	1.9%
MFS International Intrinsic Value Fund	1.6%
MFS International Growth Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.7%
MFS Limited Maturity Fund	0.0%
MFS Blended Research Emerging Markets Equity Fund	0.0%
MFS Emerging Markets Equity Fund	0.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L35R1-SEM

MFS® Lifetime® 2035 Fund
Class R2-LFESX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$26	0.49%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	649,905,930	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	30
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.6%
MFS Total Return Bond Fund	8.5%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	6.9%
MFS Blended Research International Equity Fund	6.3%
MFS Global Opportunistic Bond Fund	5.0%
MFS High Income Fund	4.0%
MFS Blended Research Value Equity Fund	4.0%
MFS Value Fund	3.9%
MFS Blended Research Growth Equity Fund	3.7%
MFS Growth Fund	3.7%
MFS Research Fund	3.7%
MFS Blended Research Core Equity Fund	3.7%
MFS Mid Cap Value Fund	3.4%
MFS Mid Cap Growth Fund	3.4%
MFS Research International Fund	3.1%
MFS Emerging Markets Debt Fund	3.1%
MFS Commodity Strategy Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Institutional Money Market Portfolio	1.9%
MFS International Intrinsic Value Fund	1.6%
MFS International Growth Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.7%
MFS Limited Maturity Fund	0.0%
MFS Blended Research Emerging Markets Equity Fund	0.0%
MFS Emerging Markets Equity Fund	0.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L35R2-SEM

MFS® Lifetime® 2035 Fund
Class R3-LFETX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$13	0.24%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	649,905,930	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	30
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.6%
MFS Total Return Bond Fund	8.5%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	6.9%
MFS Blended Research International Equity Fund	6.3%
MFS Global Opportunistic Bond Fund	5.0%
MFS High Income Fund	4.0%
MFS Blended Research Value Equity Fund	4.0%
MFS Value Fund	3.9%
MFS Blended Research Growth Equity Fund	3.7%
MFS Growth Fund	3.7%
MFS Research Fund	3.7%
MFS Blended Research Core Equity Fund	3.7%
MFS Mid Cap Value Fund	3.4%
MFS Mid Cap Growth Fund	3.4%
MFS Research International Fund	3.1%
MFS Emerging Markets Debt Fund	3.1%
MFS Commodity Strategy Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Institutional Money Market Portfolio	1.9%
MFS International Intrinsic Value Fund	1.6%
MFS International Growth Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.7%
MFS Limited Maturity Fund	0.0%
MFS Blended Research Emerging Markets Equity Fund	0.0%
MFS Emerging Markets Equity Fund	0.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L35R3-SEM

MFS® Lifetime® 2035 Fund
Class R4-LFEUX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	649,905,930	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	30
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.6%
MFS Total Return Bond Fund	8.5%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	6.9%
MFS Blended Research International Equity Fund	6.3%
MFS Global Opportunistic Bond Fund	5.0%
MFS High Income Fund	4.0%
MFS Blended Research Value Equity Fund	4.0%
MFS Value Fund	3.9%
MFS Blended Research Growth Equity Fund	3.7%
MFS Growth Fund	3.7%
MFS Research Fund	3.7%
MFS Blended Research Core Equity Fund	3.7%
MFS Mid Cap Value Fund	3.4%
MFS Mid Cap Growth Fund	3.4%
MFS Research International Fund	3.1%
MFS Emerging Markets Debt Fund	3.1%
MFS Commodity Strategy Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Institutional Money Market Portfolio	1.9%
MFS International Intrinsic Value Fund	1.6%
MFS International Growth Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.7%
MFS Limited Maturity Fund	0.0%
MFS Blended Research Emerging Markets Equity Fund	0.0%
MFS Emerging Markets Equity Fund	0.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L35R4-SEM

MFS® Lifetime® 2035 Fund
Class R6-LFEKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	649,905,930	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	30
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	9.6%
MFS Total Return Bond Fund	8.5%
MFS Inflation-Adjusted Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	6.9%
MFS Blended Research International Equity Fund	6.3%
MFS Global Opportunistic Bond Fund	5.0%
MFS High Income Fund	4.0%
MFS Blended Research Value Equity Fund	4.0%
MFS Value Fund	3.9%
MFS Blended Research Growth Equity Fund	3.7%
MFS Growth Fund	3.7%
MFS Research Fund	3.7%
MFS Blended Research Core Equity Fund	3.7%
MFS Mid Cap Value Fund	3.4%
MFS Mid Cap Growth Fund	3.4%
MFS Research International Fund	3.1%
MFS Emerging Markets Debt Fund	3.1%
MFS Commodity Strategy Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Institutional Money Market Portfolio	1.9%
MFS International Intrinsic Value Fund	1.6%
MFS International Growth Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.7%
MFS Limited Maturity Fund	0.0%
MFS Blended Research Emerging Markets Equity Fund	0.0%
MFS Emerging Markets Equity Fund	0.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L35R6-SEM

MFS® Lifetime® 2040 Fund
Class A-MLFAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$13	0.24%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	838,231,076	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	29
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	8.9%
MFS Blended Research International Equity Fund	8.8%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Blended Research Value Equity Fund	5.0%
MFS Value Fund	4.9%
MFS Blended Research Growth Equity Fund	4.7%
MFS Growth Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Value Fund	4.4%
MFS Mid Cap Growth Fund	4.4%
MFS Commodity Strategy Fund	4.1%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	3.9%
MFS Research International Fund	3.6%
MFS Emerging Markets Debt Fund	3.1%
MFS Global Opportunistic Bond Fund	3.0%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.5%
MFS Total Return Bond Fund	2.5%
MFS International New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Blended Research Small Cap Equity Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.5%
MFS Blended Research Emerging Markets Equity Fund	0.5%
MFS Government Securities Fund	0.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML4A-SEM

MFS® Lifetime® 2040 Fund
Class B-MLFBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$53	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	838,231,076	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	29
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	8.9%
MFS Blended Research International Equity Fund	8.8%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Blended Research Value Equity Fund	5.0%
MFS Value Fund	4.9%
MFS Blended Research Growth Equity Fund	4.7%
MFS Growth Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Value Fund	4.4%
MFS Mid Cap Growth Fund	4.4%
MFS Commodity Strategy Fund	4.1%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	3.9%
MFS Research International Fund	3.6%
MFS Emerging Markets Debt Fund	3.1%
MFS Global Opportunistic Bond Fund	3.0%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.5%
MFS Total Return Bond Fund	2.5%
MFS International New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Blended Research Small Cap Equity Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.5%
MFS Blended Research Emerging Markets Equity Fund	0.5%
MFS Government Securities Fund	0.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML4B-SEM

MFS® Lifetime® 2040 Fund
Class C-MLFCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$53	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	838,231,076	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	29
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	8.9%
MFS Blended Research International Equity Fund	8.8%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Blended Research Value Equity Fund	5.0%
MFS Value Fund	4.9%
MFS Blended Research Growth Equity Fund	4.7%
MFS Growth Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Value Fund	4.4%
MFS Mid Cap Growth Fund	4.4%
MFS Commodity Strategy Fund	4.1%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	3.9%
MFS Research International Fund	3.6%
MFS Emerging Markets Debt Fund	3.1%
MFS Global Opportunistic Bond Fund	3.0%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.5%
MFS Total Return Bond Fund	2.5%
MFS International New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Blended Research Small Cap Equity Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.5%
MFS Blended Research Emerging Markets Equity Fund	0.5%
MFS Government Securities Fund	0.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML4C-SEM

MFS® Lifetime® 2040 Fund
Class I-MLFIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	838,231,076	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	29
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	8.9%
MFS Blended Research International Equity Fund	8.8%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Blended Research Value Equity Fund	5.0%
MFS Value Fund	4.9%
MFS Blended Research Growth Equity Fund	4.7%
MFS Growth Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Value Fund	4.4%
MFS Mid Cap Growth Fund	4.4%
MFS Commodity Strategy Fund	4.1%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	3.9%
MFS Research International Fund	3.6%
MFS Emerging Markets Debt Fund	3.1%
MFS Global Opportunistic Bond Fund	3.0%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.5%
MFS Total Return Bond Fund	2.5%
MFS International New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Blended Research Small Cap Equity Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.5%
MFS Blended Research Emerging Markets Equity Fund	0.5%
MFS Government Securities Fund	0.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML4I-SEM

MFS® Lifetime® 2040 Fund
Class R1-MLFEX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$53	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	838,231,076	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	29
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	8.9%
MFS Blended Research International Equity Fund	8.8%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Blended Research Value Equity Fund	5.0%
MFS Value Fund	4.9%
MFS Blended Research Growth Equity Fund	4.7%
MFS Growth Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Value Fund	4.4%
MFS Mid Cap Growth Fund	4.4%
MFS Commodity Strategy Fund	4.1%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	3.9%
MFS Research International Fund	3.6%
MFS Emerging Markets Debt Fund	3.1%
MFS Global Opportunistic Bond Fund	3.0%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.5%
MFS Total Return Bond Fund	2.5%
MFS International New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Blended Research Small Cap Equity Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.5%
MFS Blended Research Emerging Markets Equity Fund	0.5%
MFS Government Securities Fund	0.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML4R1-SEM

MFS® Lifetime® 2040 Fund
Class R2-MLFGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$26	0.49%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	838,231,076	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	29
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	8.9%
MFS Blended Research International Equity Fund	8.8%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Blended Research Value Equity Fund	5.0%
MFS Value Fund	4.9%
MFS Blended Research Growth Equity Fund	4.7%
MFS Growth Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Value Fund	4.4%
MFS Mid Cap Growth Fund	4.4%
MFS Commodity Strategy Fund	4.1%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	3.9%
MFS Research International Fund	3.6%
MFS Emerging Markets Debt Fund	3.1%
MFS Global Opportunistic Bond Fund	3.0%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.5%
MFS Total Return Bond Fund	2.5%
MFS International New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Blended Research Small Cap Equity Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.5%
MFS Blended Research Emerging Markets Equity Fund	0.5%
MFS Government Securities Fund	0.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML4R2-SEM

MFS® Lifetime® 2040 Fund
Class R3-MLFHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$13	0.24%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	838,231,076	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	29
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	8.9%
MFS Blended Research International Equity Fund	8.8%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Blended Research Value Equity Fund	5.0%
MFS Value Fund	4.9%
MFS Blended Research Growth Equity Fund	4.7%
MFS Growth Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Value Fund	4.4%
MFS Mid Cap Growth Fund	4.4%
MFS Commodity Strategy Fund	4.1%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	3.9%
MFS Research International Fund	3.6%
MFS Emerging Markets Debt Fund	3.1%
MFS Global Opportunistic Bond Fund	3.0%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.5%
MFS Total Return Bond Fund	2.5%
MFS International New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Blended Research Small Cap Equity Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.5%
MFS Blended Research Emerging Markets Equity Fund	0.5%
MFS Government Securities Fund	0.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML4R3-SEM

MFS® Lifetime® 2040 Fund
Class R4-MLFJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	838,231,076	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	29
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	8.9%
MFS Blended Research International Equity Fund	8.8%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Blended Research Value Equity Fund	5.0%
MFS Value Fund	4.9%
MFS Blended Research Growth Equity Fund	4.7%
MFS Growth Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Value Fund	4.4%
MFS Mid Cap Growth Fund	4.4%
MFS Commodity Strategy Fund	4.1%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	3.9%
MFS Research International Fund	3.6%
MFS Emerging Markets Debt Fund	3.1%
MFS Global Opportunistic Bond Fund	3.0%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.5%
MFS Total Return Bond Fund	2.5%
MFS International New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Blended Research Small Cap Equity Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.5%
MFS Blended Research Emerging Markets Equity Fund	0.5%
MFS Government Securities Fund	0.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML4R4-SEM

MFS® Lifetime® 2040 Fund
Class R6-MLFKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	838,231,076	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	29
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	8.9%
MFS Blended Research International Equity Fund	8.8%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Blended Research Value Equity Fund	5.0%
MFS Value Fund	4.9%
MFS Blended Research Growth Equity Fund	4.7%
MFS Growth Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Value Fund	4.4%
MFS Mid Cap Growth Fund	4.4%
MFS Commodity Strategy Fund	4.1%
MFS High Income Fund	4.0%
MFS Global Real Estate Fund	3.9%
MFS Research International Fund	3.6%
MFS Emerging Markets Debt Fund	3.1%
MFS Global Opportunistic Bond Fund	3.0%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.5%
MFS Total Return Bond Fund	2.5%
MFS International New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Blended Research Small Cap Equity Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.5%
MFS Blended Research Emerging Markets Equity Fund	0.5%
MFS Government Securities Fund	0.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML4R6-SEM

MFS® Lifetime® 2045 Fund
Class A-LTMAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$13	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	564,044,982	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.1%
MFS Blended Research Mid Cap Equity Fund	9.3%
MFS Blended Research Value Equity Fund	5.2%
MFS Value Fund	5.2%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	5.0%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Value Fund	4.7%
MFS Mid Cap Growth Fund	4.7%
MFS Commodity Strategy Fund	4.6%
MFS Global Real Estate Fund	4.4%
MFS Research International Fund	3.8%
MFS Inflation-Adjusted Bond Fund	3.7%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS International New Discovery Fund	3.0%
MFS Total Return Bond Fund	2.2%
MFS Blended Research Small Cap Equity Fund	2.2%
MFS High Income Fund	2.0%
MFS Emerging Markets Debt Fund	1.5%
MFS Institutional Money Market Portfolio	1.5%
MFS Global Opportunistic Bond Fund	1.5%
MFS New Discovery Fund	1.1%
MFS New Discovery Value Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	0.8%
MFS Emerging Markets Equity Fund	0.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L45A-SEM

MFS® Lifetime® 2045 Fund
Class B-LTMBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$54	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	564,044,982	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.1%
MFS Blended Research Mid Cap Equity Fund	9.3%
MFS Blended Research Value Equity Fund	5.2%
MFS Value Fund	5.2%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	5.0%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Value Fund	4.7%
MFS Mid Cap Growth Fund	4.7%
MFS Commodity Strategy Fund	4.6%
MFS Global Real Estate Fund	4.4%
MFS Research International Fund	3.8%
MFS Inflation-Adjusted Bond Fund	3.7%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS International New Discovery Fund	3.0%
MFS Total Return Bond Fund	2.2%
MFS Blended Research Small Cap Equity Fund	2.2%
MFS High Income Fund	2.0%
MFS Emerging Markets Debt Fund	1.5%
MFS Institutional Money Market Portfolio	1.5%
MFS Global Opportunistic Bond Fund	1.5%
MFS New Discovery Fund	1.1%
MFS New Discovery Value Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	0.8%
MFS Emerging Markets Equity Fund	0.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L45B-SEM

MFS® Lifetime® 2045 Fund
Class C-LTMDX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$53	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	564,044,982	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.1%
MFS Blended Research Mid Cap Equity Fund	9.3%
MFS Blended Research Value Equity Fund	5.2%
MFS Value Fund	5.2%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	5.0%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Value Fund	4.7%
MFS Mid Cap Growth Fund	4.7%
MFS Commodity Strategy Fund	4.6%
MFS Global Real Estate Fund	4.4%
MFS Research International Fund	3.8%
MFS Inflation-Adjusted Bond Fund	3.7%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS International New Discovery Fund	3.0%
MFS Total Return Bond Fund	2.2%
MFS Blended Research Small Cap Equity Fund	2.2%
MFS High Income Fund	2.0%
MFS Emerging Markets Debt Fund	1.5%
MFS Institutional Money Market Portfolio	1.5%
MFS Global Opportunistic Bond Fund	1.5%
MFS New Discovery Fund	1.1%
MFS New Discovery Value Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	0.8%
MFS Emerging Markets Equity Fund	0.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L45C-SEM

MFS® Lifetime® 2045 Fund
Class I-LTMKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	564,044,982	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.1%
MFS Blended Research Mid Cap Equity Fund	9.3%
MFS Blended Research Value Equity Fund	5.2%
MFS Value Fund	5.2%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	5.0%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Value Fund	4.7%
MFS Mid Cap Growth Fund	4.7%
MFS Commodity Strategy Fund	4.6%
MFS Global Real Estate Fund	4.4%
MFS Research International Fund	3.8%
MFS Inflation-Adjusted Bond Fund	3.7%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS International New Discovery Fund	3.0%
MFS Total Return Bond Fund	2.2%
MFS Blended Research Small Cap Equity Fund	2.2%
MFS High Income Fund	2.0%
MFS Emerging Markets Debt Fund	1.5%
MFS Institutional Money Market Portfolio	1.5%
MFS Global Opportunistic Bond Fund	1.5%
MFS New Discovery Fund	1.1%
MFS New Discovery Value Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	0.8%
MFS Emerging Markets Equity Fund	0.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L45I-SEM

MFS® Lifetime® 2045 Fund
Class R1-LTMRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$54	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	564,044,982	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.1%
MFS Blended Research Mid Cap Equity Fund	9.3%
MFS Blended Research Value Equity Fund	5.2%
MFS Value Fund	5.2%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	5.0%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Value Fund	4.7%
MFS Mid Cap Growth Fund	4.7%
MFS Commodity Strategy Fund	4.6%
MFS Global Real Estate Fund	4.4%
MFS Research International Fund	3.8%
MFS Inflation-Adjusted Bond Fund	3.7%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS International New Discovery Fund	3.0%
MFS Total Return Bond Fund	2.2%
MFS Blended Research Small Cap Equity Fund	2.2%
MFS High Income Fund	2.0%
MFS Emerging Markets Debt Fund	1.5%
MFS Institutional Money Market Portfolio	1.5%
MFS Global Opportunistic Bond Fund	1.5%
MFS New Discovery Fund	1.1%
MFS New Discovery Value Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	0.8%
MFS Emerging Markets Equity Fund	0.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L45R1-SEM

MFS® Lifetime® 2045 Fund
Class R2-LTMSX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$27	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	564,044,982	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.1%
MFS Blended Research Mid Cap Equity Fund	9.3%
MFS Blended Research Value Equity Fund	5.2%
MFS Value Fund	5.2%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	5.0%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Value Fund	4.7%
MFS Mid Cap Growth Fund	4.7%
MFS Commodity Strategy Fund	4.6%
MFS Global Real Estate Fund	4.4%
MFS Research International Fund	3.8%
MFS Inflation-Adjusted Bond Fund	3.7%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS International New Discovery Fund	3.0%
MFS Total Return Bond Fund	2.2%
MFS Blended Research Small Cap Equity Fund	2.2%
MFS High Income Fund	2.0%
MFS Emerging Markets Debt Fund	1.5%
MFS Institutional Money Market Portfolio	1.5%
MFS Global Opportunistic Bond Fund	1.5%
MFS New Discovery Fund	1.1%
MFS New Discovery Value Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	0.8%
MFS Emerging Markets Equity Fund	0.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L45R2-SEM

MFS® Lifetime® 2045 Fund
Class R3-LTMTX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$13	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	564,044,982	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.1%
MFS Blended Research Mid Cap Equity Fund	9.3%
MFS Blended Research Value Equity Fund	5.2%
MFS Value Fund	5.2%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	5.0%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Value Fund	4.7%
MFS Mid Cap Growth Fund	4.7%
MFS Commodity Strategy Fund	4.6%
MFS Global Real Estate Fund	4.4%
MFS Research International Fund	3.8%
MFS Inflation-Adjusted Bond Fund	3.7%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS International New Discovery Fund	3.0%
MFS Total Return Bond Fund	2.2%
MFS Blended Research Small Cap Equity Fund	2.2%
MFS High Income Fund	2.0%
MFS Emerging Markets Debt Fund	1.5%
MFS Institutional Money Market Portfolio	1.5%
MFS Global Opportunistic Bond Fund	1.5%
MFS New Discovery Fund	1.1%
MFS New Discovery Value Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	0.8%
MFS Emerging Markets Equity Fund	0.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L45R3-SEM

MFS® Lifetime® 2045 Fund
Class R4-LTMUX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	564,044,982	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.1%
MFS Blended Research Mid Cap Equity Fund	9.3%
MFS Blended Research Value Equity Fund	5.2%
MFS Value Fund	5.2%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	5.0%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Value Fund	4.7%
MFS Mid Cap Growth Fund	4.7%
MFS Commodity Strategy Fund	4.6%
MFS Global Real Estate Fund	4.4%
MFS Research International Fund	3.8%
MFS Inflation-Adjusted Bond Fund	3.7%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS International New Discovery Fund	3.0%
MFS Total Return Bond Fund	2.2%
MFS Blended Research Small Cap Equity Fund	2.2%
MFS High Income Fund	2.0%
MFS Emerging Markets Debt Fund	1.5%
MFS Institutional Money Market Portfolio	1.5%
MFS Global Opportunistic Bond Fund	1.5%
MFS New Discovery Fund	1.1%
MFS New Discovery Value Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	0.8%
MFS Emerging Markets Equity Fund	0.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L45R4-SEM

MFS® Lifetime® 2045 Fund
Class R6-LTMLX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	564,044,982	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.1%
MFS Blended Research Mid Cap Equity Fund	9.3%
MFS Blended Research Value Equity Fund	5.2%
MFS Value Fund	5.2%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	5.0%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Value Fund	4.7%
MFS Mid Cap Growth Fund	4.7%
MFS Commodity Strategy Fund	4.6%
MFS Global Real Estate Fund	4.4%
MFS Research International Fund	3.8%
MFS Inflation-Adjusted Bond Fund	3.7%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS International New Discovery Fund	3.0%
MFS Total Return Bond Fund	2.2%
MFS Blended Research Small Cap Equity Fund	2.2%
MFS High Income Fund	2.0%
MFS Emerging Markets Debt Fund	1.5%
MFS Institutional Money Market Portfolio	1.5%
MFS Global Opportunistic Bond Fund	1.5%
MFS New Discovery Fund	1.1%
MFS New Discovery Value Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	0.8%
MFS Emerging Markets Equity Fund	0.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L45R6-SEM

MFS® Lifetime® 2050 Fund
Class A-MFFSX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$14	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	623,667,178	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.3%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.9%
MFS Global Real Estate Fund	4.9%
MFS Research Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.6%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS High Income Fund	0.0%
MFS Emerging Markets Debt Fund	0.0%
MFS Global Opportunistic Bond Fund	0.0%
MFS Emerging Markets Debt Local Currency Fund	0.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML5A-SEM

MFS® Lifetime® 2050 Fund
Class B-MFFRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$54	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	623,667,178	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.3%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.9%
MFS Global Real Estate Fund	4.9%
MFS Research Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.6%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS High Income Fund	0.0%
MFS Emerging Markets Debt Fund	0.0%
MFS Global Opportunistic Bond Fund	0.0%
MFS Emerging Markets Debt Local Currency Fund	0.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML5B-SEM

MFS® Lifetime® 2050 Fund
Class C-MFFDX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$53	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	623,667,178	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.3%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.9%
MFS Global Real Estate Fund	4.9%
MFS Research Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.6%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS High Income Fund	0.0%
MFS Emerging Markets Debt Fund	0.0%
MFS Global Opportunistic Bond Fund	0.0%
MFS Emerging Markets Debt Local Currency Fund	0.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML5C-SEM

MFS® Lifetime® 2050 Fund
Class I-MFFIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	623,667,178	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.3%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.9%
MFS Global Real Estate Fund	4.9%
MFS Research Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.6%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS High Income Fund	0.0%
MFS Emerging Markets Debt Fund	0.0%
MFS Global Opportunistic Bond Fund	0.0%
MFS Emerging Markets Debt Local Currency Fund	0.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML5I-SEM

MFS® Lifetime® 2050 Fund
Class R1-MFFMX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$54	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	623,667,178	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.3%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.9%
MFS Global Real Estate Fund	4.9%
MFS Research Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.6%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS High Income Fund	0.0%
MFS Emerging Markets Debt Fund	0.0%
MFS Global Opportunistic Bond Fund	0.0%
MFS Emerging Markets Debt Local Currency Fund	0.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML5R1-SEM

MFS® Lifetime® 2050 Fund
Class R2-MFFNX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$27	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	623,667,178	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.3%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.9%
MFS Global Real Estate Fund	4.9%
MFS Research Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.6%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS High Income Fund	0.0%
MFS Emerging Markets Debt Fund	0.0%
MFS Global Opportunistic Bond Fund	0.0%
MFS Emerging Markets Debt Local Currency Fund	0.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML5R2-SEM

MFS® Lifetime® 2050 Fund
Class R3-MFFOX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$14	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	623,667,178	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.3%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.9%
MFS Global Real Estate Fund	4.9%
MFS Research Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.6%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS High Income Fund	0.0%
MFS Emerging Markets Debt Fund	0.0%
MFS Global Opportunistic Bond Fund	0.0%
MFS Emerging Markets Debt Local Currency Fund	0.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML5R3-SEM

MFS® Lifetime® 2050 Fund
Class R4-MFFPX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	623,667,178	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.3%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.9%
MFS Global Real Estate Fund	4.9%
MFS Research Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.6%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS High Income Fund	0.0%
MFS Emerging Markets Debt Fund	0.0%
MFS Global Opportunistic Bond Fund	0.0%
MFS Emerging Markets Debt Local Currency Fund	0.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML5R4-SEM

MFS® Lifetime® 2050 Fund
Class R6-MFFKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	623,667,178	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.3%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.9%
MFS Global Real Estate Fund	4.9%
MFS Research Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.6%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS High Income Fund	0.0%
MFS Emerging Markets Debt Fund	0.0%
MFS Global Opportunistic Bond Fund	0.0%
MFS Emerging Markets Debt Local Currency Fund	0.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML5R6-SEM

MFS® Lifetime® 2055 Fund
Class A-LFIAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$14	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	436,849,019	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.3%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.9%
MFS Global Real Estate Fund	4.9%
MFS Research Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L55A-SEM

MFS® Lifetime® 2055 Fund
Class B-LFIBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$54	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	436,849,019	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.3%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.9%
MFS Global Real Estate Fund	4.9%
MFS Research Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L55B-SEM

MFS® Lifetime® 2055 Fund
Class C-LFICX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$53	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	436,849,019	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.3%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.9%
MFS Global Real Estate Fund	4.9%
MFS Research Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L55C-SEM

MFS® Lifetime® 2055 Fund
Class I-LFIIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	436,849,019	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.3%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.9%
MFS Global Real Estate Fund	4.9%
MFS Research Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L55I-SEM

MFS® Lifetime® 2055 Fund
Class R1-LFIRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$54	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	436,849,019	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.3%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.9%
MFS Global Real Estate Fund	4.9%
MFS Research Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L55R1-SEM

MFS® Lifetime® 2055 Fund
Class R2-LFISX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$27	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	436,849,019	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.3%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.9%
MFS Global Real Estate Fund	4.9%
MFS Research Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L55R2-SEM

MFS® Lifetime® 2055 Fund
Class R3-LFITX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$14	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	436,849,019	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.3%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.9%
MFS Global Real Estate Fund	4.9%
MFS Research Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L55R3-SEM

MFS® Lifetime® 2055 Fund
Class R4-LFIUX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	436,849,019	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.3%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.9%
MFS Global Real Estate Fund	4.9%
MFS Research Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L55R4-SEM

MFS® Lifetime® 2055 Fund
Class R6-LFIKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	436,849,019	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.3%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.9%
MFS Global Real Estate Fund	4.9%
MFS Research Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L55R6-SEM

MFS® Lifetime® 2060 Fund
Class A-MFJAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$14	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	256,615,060	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Research Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.1%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.6%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML6A-SEM

MFS® Lifetime® 2060 Fund
Class B-MFJBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$14	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
For the period from May 1, 2025 through October 31, 2025, the distribution fee was not imposed. Had the distribution fee been imposed throughout the entire period, the “Costs of a $10,000 investment” and the “Costs paid as a percentage of a $10,000 investment (annualized)” would have been approximately $54 and 1.00%, respectively.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	256,615,060	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Research Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.1%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.6%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML6B-SEM

MFS® Lifetime® 2060 Fund
Class C-MFJCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$53	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	256,615,060	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Research Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.1%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.6%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML6C-SEM

MFS® Lifetime® 2060 Fund
Class I-MFJIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	256,615,060	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Research Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.1%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.6%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML6I-SEM

MFS® Lifetime® 2060 Fund
Class R1-MFJEX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$14	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
For the period from May 1, 2025 through October 31, 2025, the distribution fee was not imposed. Had the distribution fee been imposed throughout the entire period, the “Costs of a $10,000 investment” and the “Costs paid as a percentage of a $10,000 investment (annualized)” would have been approximately $54 and 1.00%, respectively.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	256,615,060	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Research Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.1%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.6%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML6R1-SEM

MFS® Lifetime® 2060 Fund
Class R2-MFJGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$27	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	256,615,060	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Research Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.1%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.6%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML6R2-SEM

MFS® Lifetime® 2060 Fund
Class R3-MFJTX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$14	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	256,615,060	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Research Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.1%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.6%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML6R3-SEM

MFS® Lifetime® 2060 Fund
Class R4-MFJUX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	256,615,060	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Research Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.1%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.6%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML6R4-SEM

MFS® Lifetime® 2060 Fund
Class R6-MFJKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	256,615,060	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Research Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.1%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.6%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML6R6-SEM

MFS® Lifetime® 2065 Fund
Class A-LFTFX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$14	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	42,774,282	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.1%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L65A-SEM

MFS® Lifetime® 2065 Fund
Class C-LFTGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$54	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	42,774,282	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.1%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L65C-SEM

MFS® Lifetime® 2065 Fund
Class I-LFTHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	42,774,282	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.1%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L65I-SEM

MFS® Lifetime® 2065 Fund
Class R1-LFTJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$54	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	42,774,282	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.1%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L65R1-SEM

MFS® Lifetime® 2065 Fund
Class R2-LFTKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$27	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	42,774,282	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.1%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L65R2-SEM

MFS® Lifetime® 2065 Fund
Class R3-LFTLX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$14	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	42,774,282	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.1%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L65R3-SEM

MFS® Lifetime® 2065 Fund
Class R4-LFTMX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	42,774,282	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.1%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L65R4-SEM

MFS® Lifetime® 2065 Fund
Class R6-LFTNX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	42,774,282	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.1%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L65R6-SEM

MFS® Lifetime® Income Fund
Class A-MLLAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$12	0.24%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	539,145,866	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	27
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.1%
MFS Total Return Bond Fund	19.6%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.7%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Blended Research International Equity Fund	2.8%
MFS High Income Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Research International Fund	1.6%
MFS Blended Research Growth Equity Fund	1.7%
MFS Institutional Money Market Portfolio	1.6%
MFS Growth Fund	1.6%
MFS Research Fund	1.6%
MFS Blended Research Core Equity Fund	1.6%
MFS Mid Cap Value Fund	1.5%
MFS Mid Cap Growth Fund	1.5%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.6%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LRTA-SEM

MFS® Lifetime® Income Fund
Class B-MLLBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$51	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	539,145,866	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	27
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.1%
MFS Total Return Bond Fund	19.6%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.7%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Blended Research International Equity Fund	2.8%
MFS High Income Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Research International Fund	1.6%
MFS Blended Research Growth Equity Fund	1.7%
MFS Institutional Money Market Portfolio	1.6%
MFS Growth Fund	1.6%
MFS Research Fund	1.6%
MFS Blended Research Core Equity Fund	1.6%
MFS Mid Cap Value Fund	1.5%
MFS Mid Cap Growth Fund	1.5%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.6%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LRTB-SEM

MFS® Lifetime® Income Fund
Class C-MLLCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$51	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	539,145,866	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	27
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.1%
MFS Total Return Bond Fund	19.6%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.7%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Blended Research International Equity Fund	2.8%
MFS High Income Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Research International Fund	1.6%
MFS Blended Research Growth Equity Fund	1.7%
MFS Institutional Money Market Portfolio	1.6%
MFS Growth Fund	1.6%
MFS Research Fund	1.6%
MFS Blended Research Core Equity Fund	1.6%
MFS Mid Cap Value Fund	1.5%
MFS Mid Cap Growth Fund	1.5%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.6%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LRTC-SEM

MFS® Lifetime® Income Fund
Class I-MLLIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	539,145,866	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	27
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.1%
MFS Total Return Bond Fund	19.6%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.7%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Blended Research International Equity Fund	2.8%
MFS High Income Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Research International Fund	1.6%
MFS Blended Research Growth Equity Fund	1.7%
MFS Institutional Money Market Portfolio	1.6%
MFS Growth Fund	1.6%
MFS Research Fund	1.6%
MFS Blended Research Core Equity Fund	1.6%
MFS Mid Cap Value Fund	1.5%
MFS Mid Cap Growth Fund	1.5%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.6%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LRTI-SEM

MFS® Lifetime® Income Fund
Class R1-MLLEX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$51	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	539,145,866	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	27
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.1%
MFS Total Return Bond Fund	19.6%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.7%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Blended Research International Equity Fund	2.8%
MFS High Income Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Research International Fund	1.6%
MFS Blended Research Growth Equity Fund	1.7%
MFS Institutional Money Market Portfolio	1.6%
MFS Growth Fund	1.6%
MFS Research Fund	1.6%
MFS Blended Research Core Equity Fund	1.6%
MFS Mid Cap Value Fund	1.5%
MFS Mid Cap Growth Fund	1.5%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.6%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LRTR1-SEM

MFS® Lifetime® Income Fund
Class R2-MLLGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$25	0.49%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	539,145,866	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	27
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.1%
MFS Total Return Bond Fund	19.6%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.7%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Blended Research International Equity Fund	2.8%
MFS High Income Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Research International Fund	1.6%
MFS Blended Research Growth Equity Fund	1.7%
MFS Institutional Money Market Portfolio	1.6%
MFS Growth Fund	1.6%
MFS Research Fund	1.6%
MFS Blended Research Core Equity Fund	1.6%
MFS Mid Cap Value Fund	1.5%
MFS Mid Cap Growth Fund	1.5%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.6%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LRTR2-SEM

MFS® Lifetime® Income Fund
Class R3-MLLHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$12	0.24%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	539,145,866	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	27
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.1%
MFS Total Return Bond Fund	19.6%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.7%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Blended Research International Equity Fund	2.8%
MFS High Income Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Research International Fund	1.6%
MFS Blended Research Growth Equity Fund	1.7%
MFS Institutional Money Market Portfolio	1.6%
MFS Growth Fund	1.6%
MFS Research Fund	1.6%
MFS Blended Research Core Equity Fund	1.6%
MFS Mid Cap Value Fund	1.5%
MFS Mid Cap Growth Fund	1.5%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.6%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LRTR3-SEM

MFS® Lifetime® Income Fund
Class R4-MLLJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	539,145,866	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	27
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.1%
MFS Total Return Bond Fund	19.6%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.7%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Blended Research International Equity Fund	2.8%
MFS High Income Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Research International Fund	1.6%
MFS Blended Research Growth Equity Fund	1.7%
MFS Institutional Money Market Portfolio	1.6%
MFS Growth Fund	1.6%
MFS Research Fund	1.6%
MFS Blended Research Core Equity Fund	1.6%
MFS Mid Cap Value Fund	1.5%
MFS Mid Cap Growth Fund	1.5%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.6%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LRTR4-SEM

MFS® Lifetime® Income Fund
Class R6-MLLKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	539,145,866	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	27
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.1%
MFS Total Return Bond Fund	19.6%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.7%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Blended Research International Equity Fund	2.8%
MFS High Income Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Global Real Estate Fund	2.0%
MFS Research International Fund	1.6%
MFS Blended Research Growth Equity Fund	1.7%
MFS Institutional Money Market Portfolio	1.6%
MFS Growth Fund	1.6%
MFS Research Fund	1.6%
MFS Blended Research Core Equity Fund	1.6%
MFS Mid Cap Value Fund	1.5%
MFS Mid Cap Growth Fund	1.5%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.6%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LRTR6-SEM

MFS® Core Bond Fund
Class A-MCBEX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$31	0.61%
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	33,859,480	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	291	Average Effective Duration (yrs):	6.0
Portfolio Turnover Rate (%):	54
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	93.9%
Money Market Funds	6.1%
Composition including fixed income credit
quality
AAA	12.0%
AA	4.8%
A	14.7%
BBB	16.2%
U.S. Government	22.6%
Federal Agencies	23.6%
Money Market Funds	6.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MCBA-SEM

MFS® Core Bond Fund
Class C-MCBCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$70	1.36%
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	33,859,480	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	291	Average Effective Duration (yrs):	6.0
Portfolio Turnover Rate (%):	54
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	93.9%
Money Market Funds	6.1%
Composition including fixed income credit
quality
AAA	12.0%
AA	4.8%
A	14.7%
BBB	16.2%
U.S. Government	22.6%
Federal Agencies	23.6%
Money Market Funds	6.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MCBC-SEM

MFS® Core Bond Fund
Class I-MCBFX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$18	0.36%
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	33,859,480	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	291	Average Effective Duration (yrs):	6.0
Portfolio Turnover Rate (%):	54
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	93.9%
Money Market Funds	6.1%
Composition including fixed income credit
quality
AAA	12.0%
AA	4.8%
A	14.7%
BBB	16.2%
U.S. Government	22.6%
Federal Agencies	23.6%
Money Market Funds	6.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MCBI-SEM

MFS® Core Bond Fund
Class R1-MCBGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$70	1.36%
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	33,859,480	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	291	Average Effective Duration (yrs):	6.0
Portfolio Turnover Rate (%):	54
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	93.9%
Money Market Funds	6.1%
Composition including fixed income credit
quality
AAA	12.0%
AA	4.8%
A	14.7%
BBB	16.2%
U.S. Government	22.6%
Federal Agencies	23.6%
Money Market Funds	6.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MCBR1-SEM

MFS® Core Bond Fund
Class R2-MCBHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$44	0.86%
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	33,859,480	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	291	Average Effective Duration (yrs):	6.0
Portfolio Turnover Rate (%):	54
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	93.9%
Money Market Funds	6.1%
Composition including fixed income credit
quality
AAA	12.0%
AA	4.8%
A	14.7%
BBB	16.2%
U.S. Government	22.6%
Federal Agencies	23.6%
Money Market Funds	6.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MCBR2-SEM

MFS® Core Bond Fund
Class R3-MCBJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$31	0.61%
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	33,859,480	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	291	Average Effective Duration (yrs):	6.0
Portfolio Turnover Rate (%):	54
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	93.9%
Money Market Funds	6.1%
Composition including fixed income credit
quality
AAA	12.0%
AA	4.8%
A	14.7%
BBB	16.2%
U.S. Government	22.6%
Federal Agencies	23.6%
Money Market Funds	6.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MCBR3-SEM

MFS® Core Bond Fund
Class R4-MCBKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$18	0.36%
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	33,859,480	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	291	Average Effective Duration (yrs):	6.0
Portfolio Turnover Rate (%):	54
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	93.9%
Money Market Funds	6.1%
Composition including fixed income credit
quality
AAA	12.0%
AA	4.8%
A	14.7%
BBB	16.2%
U.S. Government	22.6%
Federal Agencies	23.6%
Money Market Funds	6.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MCBR4-SEM

MFS® Core Bond Fund
Class R6-MCBMX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$17	0.33%
FUND STATISTICS AS OF 10/31/25
Net Assets ($):	33,859,480	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	291	Average Effective Duration (yrs):	6.0
Portfolio Turnover Rate (%):	54
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/25)
Portfolio structure
Fixed Income	93.9%
Money Market Funds	6.1%
Composition including fixed income credit
quality
AAA	12.0%
AA	4.8%
A	14.7%
BBB	16.2%
U.S. Government	22.6%
Federal Agencies	23.6%
Money Market Funds	6.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MCBR6-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

MFS Lifetime Income Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, and MFS Lifetime 2065 Fund

PORTFOLIO OF INVESTMENTS

10/31/25 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS LIFETIME INCOME FUND

Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 70.5%
MFS Emerging Markets Debt Fund - Class R6	430,664	$5,452,205
MFS Emerging Markets Debt Local Currency Fund - Class R6	915,641	5,411,435
MFS Global Opportunistic Bond Fund - Class R6	4,562,037	37,956,146
MFS Government Securities Fund - Class R6	5,968,408	52,104,198
MFS High Income Fund - Class R6	3,456,827	10,854,438
MFS Inflation-Adjusted Bond Fund - Class R6	5,863,062	54,057,434
MFS Limited Maturity Fund - Class R6	18,391,611	108,510,504
MFS Total Return Bond Fund - Class R6	10,901,968	105,531,055
		$379,877,415
International Equity Funds – 5.5%
MFS Blended Research International Equity Fund - Class R6	868,379	$14,892,696
MFS International Growth Fund - Class R6	59,146	2,951,981
MFS International Intrinsic Value Fund - Class R6	64,761	2,963,443
MFS Research International Fund - Class R6	336,017	8,884,304
		$29,692,424
Non-Traditional Funds – 4.0%
MFS Commodity Strategy Fund - Class R6	2,676,731	$10,840,761
MFS Global Real Estate Fund - Class R6	642,453	10,645,448
		$21,486,209
U.S. Equity Funds – 18.4%
MFS Blended Research Core Equity Fund - Class R6	208,958	$8,809,671
MFS Blended Research Growth Equity Fund - Class R6	292,446	8,846,498
MFS Blended Research Mid Cap Equity Fund - Class R6	1,054,028	16,010,683
MFS Blended Research Small Cap Equity Fund - Class R6	345,834	5,370,795
MFS Blended Research Value Equity Fund - Class R6	628,918	10,767,083
MFS Growth Fund - Class R6	38,179	8,834,361
MFS Mid Cap Growth Fund - Class R6	236,067	7,955,452
MFS Mid Cap Value Fund - Class R6	243,312	8,009,822
MFS New Discovery Fund - Class R6 (a)	78,468	2,715,776
MFS New Discovery Value Fund - Class R6	149,936	2,655,369
MFS Research Fund - Class R6	135,436	8,815,541
MFS Value Fund - Class R6	206,066	10,672,168
		$99,463,219
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 4.12% (v)	8,840,628	$8,842,396
Total Mutual Funds (Identified Cost, $457,289,095)		$539,361,663
Other Assets, Less Liabilities – (0.0)%		(215,797)
Net Assets – 100.0%		$539,145,866

See Portfolio Footnotes and Notes to Financial Statements

LTFFS-SEM	1

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2025 FUND

Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 70.4%
MFS Emerging Markets Debt Fund - Class R6	267,634	$3,388,248
MFS Emerging Markets Debt Local Currency Fund - Class R6	570,477	3,371,523
MFS Global Opportunistic Bond Fund - Class R6	2,839,275	23,622,771
MFS Government Securities Fund - Class R6	3,749,203	32,730,539
MFS High Income Fund - Class R6	2,151,813	6,756,692
MFS Inflation-Adjusted Bond Fund - Class R6	3,651,313	33,665,107
MFS Limited Maturity Fund - Class R6	11,447,011	67,537,364
MFS Total Return Bond Fund - Class R6	6,787,790	65,705,807
		$236,778,051
International Equity Funds – 5.5%
MFS Blended Research International Equity Fund - Class R6	541,529	$9,287,230
MFS International Growth Fund - Class R6	36,909	1,842,103
MFS International Intrinsic Value Fund - Class R6	40,448	1,850,891
MFS Research International Fund - Class R6	209,847	5,548,364
		$18,528,588
Non-Traditional Funds – 4.0%
MFS Commodity Strategy Fund - Class R6	1,668,766	$6,758,501
MFS Global Real Estate Fund - Class R6	399,095	6,613,001
		$13,371,502
U.S. Equity Funds – 18.5%
MFS Blended Research Core Equity Fund - Class R6	130,245	$5,491,123
MFS Blended Research Growth Equity Fund - Class R6	182,180	5,510,951
MFS Blended Research Mid Cap Equity Fund - Class R6	658,756	10,006,507
MFS Blended Research Small Cap Equity Fund - Class R6	216,221	3,357,912
MFS Blended Research Value Equity Fund - Class R6	392,423	6,718,277
MFS Growth Fund - Class R6	23,793	5,505,508
MFS Mid Cap Growth Fund - Class R6	148,713	5,011,624
MFS Mid Cap Value Fund - Class R6	151,866	4,999,431
MFS New Discovery Fund - Class R6 (a)	48,848	1,690,639
MFS New Discovery Value Fund - Class R6	94,109	1,666,665
MFS Research Fund - Class R6	84,390	5,492,944
MFS Value Fund - Class R6	128,677	6,664,198
		$62,115,779
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 4.12% (v)	5,306,437	$5,307,498
Total Mutual Funds (Identified Cost, $295,140,468)		$336,101,418
Other Assets, Less Liabilities – (0.0)%		(120,800)
Net Assets – 100.0%		$335,980,618
See Portfolio Footnotes and Notes to Financial Statements
2	LTFFS-SEM

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2030 FUND

Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 59.3%
MFS Emerging Markets Debt Fund - Class R6	1,198,967	$15,178,919
MFS Emerging Markets Debt Local Currency Fund - Class R6	2,538,689	15,003,651
MFS Global Opportunistic Bond Fund - Class R6	6,344,317	52,784,717
MFS Government Securities Fund - Class R6	8,365,715	73,032,695
MFS High Income Fund - Class R6	9,569,789	30,049,137
MFS Inflation-Adjusted Bond Fund - Class R6	8,137,312	75,026,017
MFS Limited Maturity Fund - Class R6	12,806,137	75,556,207
MFS Total Return Bond Fund - Class R6	11,298,867	109,373,037
		$446,004,380
International Equity Funds – 8.5%
MFS Blended Research International Equity Fund - Class R6	1,875,962	$32,172,755
MFS International Growth Fund - Class R6	158,546	7,913,027
MFS International Intrinsic Value Fund - Class R6	173,284	7,929,453
MFS International New Discovery Fund - Class R6	294	10,135
MFS Research International Fund - Class R6	603,904	15,967,229
		$63,992,599
Non-Traditional Funds – 4.0%
MFS Commodity Strategy Fund - Class R6	3,760,505	$15,230,043
MFS Global Real Estate Fund - Class R6	897,347	14,869,041
		$30,099,084
U.S. Equity Funds – 26.4%
MFS Blended Research Core Equity Fund - Class R6	471,767	$19,889,714
MFS Blended Research Growth Equity Fund - Class R6	664,188	20,091,699
MFS Blended Research Mid Cap Equity Fund - Class R6	1,949,211	29,608,520
MFS Blended Research Small Cap Equity Fund - Class R6	481,803	7,482,403
MFS Blended Research Value Equity Fund - Class R6	1,307,742	22,388,536
MFS Growth Fund - Class R6	86,450	20,003,629
MFS Mid Cap Growth Fund - Class R6	438,708	14,784,447
MFS Mid Cap Value Fund - Class R6	450,803	14,840,437
MFS New Discovery Fund - Class R6 (a)	110,061	3,809,199
MFS New Discovery Value Fund - Class R6	208,403	3,690,826
MFS Research Fund - Class R6	306,015	19,918,529
MFS Value Fund - Class R6	429,241	22,230,374
		$198,738,313
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 4.12% (v)	13,208,733	$13,211,375
Total Mutual Funds (Identified Cost, $605,947,783)		$752,045,751
Other Assets, Less Liabilities – 0.0%		115,372
Net Assets – 100.0%		$752,161,123
See Portfolio Footnotes and Notes to Financial Statements
LTFFS-SEM	3

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2035 FUND

Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 39.2%
MFS Emerging Markets Debt Fund - Class R6	1,560,194	$19,752,060
MFS Emerging Markets Debt Local Currency Fund - Class R6	2,205,120	13,032,258
MFS Global Opportunistic Bond Fund - Class R6	3,924,956	32,655,631
MFS Government Securities Fund - Class R6	7,123,546	62,188,555
MFS High Income Fund - Class R6	8,299,128	26,059,262
MFS Inflation-Adjusted Bond Fund - Class R6	4,926,998	45,426,924
MFS Limited Maturity Fund - Class R6	34,811	205,388
MFS Total Return Bond Fund - Class R6	5,718,563	55,355,686
		$254,675,764
International Equity Funds – 13.5%
MFS Blended Research Emerging Markets Equity Fund - Class R6	165	$3,038
MFS Blended Research International Equity Fund - Class R6	2,382,898	40,866,698
MFS Emerging Markets Equity Fund - Class R6	65	3,024
MFS International Growth Fund - Class R6	202,272	10,095,403
MFS International Intrinsic Value Fund - Class R6	220,737	10,100,943
MFS International New Discovery Fund - Class R6	192,904	6,655,177
MFS Research International Fund - Class R6	762,124	20,150,546
		$87,874,829
Non-Traditional Funds – 6.0%
MFS Commodity Strategy Fund - Class R6	4,858,737	$19,677,885
MFS Global Real Estate Fund - Class R6	1,161,211	19,241,267
		$38,919,152
U.S. Equity Funds – 39.4%
MFS Blended Research Core Equity Fund - Class R6	565,310	$23,833,484
MFS Blended Research Growth Equity Fund - Class R6	796,767	24,102,194
MFS Blended Research Mid Cap Equity Fund - Class R6	2,945,739	44,745,781
MFS Blended Research Small Cap Equity Fund - Class R6	626,556	9,730,418
MFS Blended Research Value Equity Fund - Class R6	1,510,929	25,867,103
MFS Growth Fund - Class R6	103,672	23,988,671
MFS Mid Cap Growth Fund - Class R6	661,401	22,289,228
MFS Mid Cap Value Fund - Class R6	680,921	22,415,914
MFS New Discovery Fund - Class R6 (a)	143,213	4,956,596
MFS New Discovery Value Fund - Class R6	270,085	4,783,206
MFS Research Fund - Class R6	366,908	23,882,026
MFS Value Fund - Class R6	493,839	25,575,914
		$256,170,535
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 4.12% (v)	12,273,328	$12,275,783
Total Mutual Funds (Identified Cost, $495,700,111)		$649,916,063
Other Assets, Less Liabilities – (0.0)%		(10,133)
Net Assets – 100.0%		$649,905,930
See Portfolio Footnotes and Notes to Financial Statements
4	LTFFS-SEM

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2040 FUND

Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 19.6%
MFS Emerging Markets Debt Fund - Class R6	2,011,570	$25,466,471
MFS Emerging Markets Debt Local Currency Fund - Class R6	2,842,110	16,796,868
MFS Global Opportunistic Bond Fund - Class R6	3,042,845	25,316,471
MFS Government Securities Fund - Class R6	23,419	204,451
MFS High Income Fund - Class R6	10,698,554	33,593,459
MFS Inflation-Adjusted Bond Fund - Class R6	4,553,016	41,978,805
MFS Total Return Bond Fund - Class R6	2,195,541	21,252,841
		$164,609,366
International Equity Funds – 20.5%
MFS Blended Research Emerging Markets Equity Fund - Class R6	233,656	$4,299,273
MFS Blended Research International Equity Fund - Class R6	4,284,739	73,483,276
MFS Emerging Markets Equity Fund - Class R6	92,768	4,299,796
MFS International Growth Fund - Class R6	428,010	21,361,969
MFS International Intrinsic Value Fund - Class R6	468,777	21,451,232
MFS International New Discovery Fund - Class R6	491,961	16,972,669
MFS Research International Fund - Class R6	1,142,054	30,195,894
		$172,064,109
Non-Traditional Funds – 8.0%
MFS Commodity Strategy Fund - Class R6	8,363,731	$33,873,112
MFS Global Real Estate Fund - Class R6	1,993,407	33,030,758
		$66,903,870
U.S. Equity Funds – 50.4%
MFS Blended Research Core Equity Fund - Class R6	926,795	$39,073,688
MFS Blended Research Growth Equity Fund - Class R6	1,300,952	39,353,796
MFS Blended Research Mid Cap Equity Fund - Class R6	4,903,064	74,477,540
MFS Blended Research Small Cap Equity Fund - Class R6	1,076,259	16,714,303
MFS Blended Research Value Equity Fund - Class R6	2,443,065	41,825,279
MFS Growth Fund - Class R6	169,340	39,183,515
MFS Mid Cap Growth Fund - Class R6	1,096,864	36,964,320
MFS Mid Cap Value Fund - Class R6	1,131,926	37,262,990
MFS New Discovery Fund - Class R6 (a)	243,850	8,439,662
MFS New Discovery Value Fund - Class R6	464,081	8,218,868
MFS Research Fund - Class R6	600,201	39,067,070
MFS Value Fund - Class R6	800,133	41,438,915
		$422,019,946
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 4.12% (v)	12,646,131	$12,648,660
Total Mutual Funds (Identified Cost, $552,022,045)		$838,245,951
Other Assets, Less Liabilities – (0.0)%		(14,875)
Net Assets – 100.0%		$838,231,076
See Portfolio Footnotes and Notes to Financial Statements
LTFFS-SEM	5

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2045 FUND

Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 11.9%
MFS Emerging Markets Debt Fund - Class R6	673,440	$8,525,745
MFS Emerging Markets Debt Local Currency Fund - Class R6	947,605	5,600,346
MFS Global Opportunistic Bond Fund - Class R6	1,009,985	8,403,079
MFS High Income Fund - Class R6	3,561,255	11,182,340
MFS Inflation-Adjusted Bond Fund - Class R6	2,278,367	21,006,546
MFS Total Return Bond Fund - Class R6	1,312,308	12,703,143
		$67,421,199
International Equity Funds – 24.7%
MFS Blended Research Emerging Markets Equity Fund - Class R6	241,752	$4,448,238
MFS Blended Research International Equity Fund - Class R6	3,320,868	56,952,879
MFS Emerging Markets Equity Fund - Class R6	95,782	4,439,499
MFS International Growth Fund - Class R6	346,038	17,270,756
MFS International Intrinsic Value Fund - Class R6	379,024	17,344,126
MFS International New Discovery Fund - Class R6	492,525	16,992,118
MFS Research International Fund - Class R6	819,048	21,655,631
		$139,103,247
Non-Traditional Funds – 9.0%
MFS Commodity Strategy Fund - Class R6	6,378,336	$25,832,262
MFS Global Real Estate Fund - Class R6	1,505,469	24,945,615
		$50,777,877
U.S. Equity Funds – 52.9%
MFS Blended Research Core Equity Fund - Class R6	627,979	$26,475,618
MFS Blended Research Growth Equity Fund - Class R6	933,704	28,244,539
MFS Blended Research Mid Cap Equity Fund - Class R6	3,467,534	52,671,848
MFS Blended Research Small Cap Equity Fund - Class R6	814,723	12,652,644
MFS Blended Research Value Equity Fund - Class R6	1,725,477	29,540,166
MFS Growth Fund - Class R6	120,956	27,987,997
MFS Mid Cap Growth Fund - Class R6	777,778	26,211,124
MFS Mid Cap Value Fund - Class R6	799,395	26,316,084
MFS New Discovery Fund - Class R6 (a)	185,481	6,419,513
MFS New Discovery Value Fund - Class R6	349,979	6,198,127
MFS Research Fund - Class R6	406,170	26,437,581
MFS Value Fund - Class R6	563,181	29,167,123
		$298,322,364
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 4.12% (v)	8,424,926	$8,426,611
Total Mutual Funds (Identified Cost, $397,083,100)		$564,051,298
Other Assets, Less Liabilities – (0.0)%		(6,316)
Net Assets – 100.0%		$564,044,982
See Portfolio Footnotes and Notes to Financial Statements
6	LTFFS-SEM

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2050 FUND

Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 4.5%
MFS Emerging Markets Debt Fund - Class R6	3,593	$45,489
MFS Emerging Markets Debt Local Currency Fund - Class R6	5,076	30,001
MFS Global Opportunistic Bond Fund - Class R6	5,408	44,989
MFS High Income Fund - Class R6	19,136	60,088
MFS Inflation-Adjusted Bond Fund - Class R6	1,694,552	15,623,767
MFS Total Return Bond Fund - Class R6	1,293,362	12,519,746
		$28,324,080
International Equity Funds – 28.6%
MFS Blended Research Emerging Markets Equity Fund - Class R6	351,034	$6,459,014
MFS Blended Research International Equity Fund - Class R6	4,109,236	70,473,402
MFS Emerging Markets Equity Fund - Class R6	139,354	6,459,045
MFS International Growth Fund - Class R6	442,956	22,107,945
MFS International Intrinsic Value Fund - Class R6	486,200	22,248,491
MFS International New Discovery Fund - Class R6	727,601	25,102,237
MFS Research International Fund - Class R6	961,050	25,410,171
		$178,260,305
Non-Traditional Funds – 10.0%
MFS Commodity Strategy Fund - Class R6	7,797,604	$31,580,295
MFS Global Real Estate Fund - Class R6	1,853,303	30,709,237
		$62,289,532
U.S. Equity Funds – 55.4%
MFS Blended Research Core Equity Fund - Class R6	690,268	$29,101,684
MFS Blended Research Growth Equity Fund - Class R6	1,072,498	32,443,077
MFS Blended Research Mid Cap Equity Fund - Class R6	4,053,641	61,574,813
MFS Blended Research Small Cap Equity Fund - Class R6	1,002,440	15,567,886
MFS Blended Research Value Equity Fund - Class R6	2,001,121	34,259,195
MFS Growth Fund - Class R6	139,829	32,355,019
MFS Mid Cap Growth Fund - Class R6	911,499	30,717,522
MFS Mid Cap Value Fund - Class R6	935,973	30,812,235
MFS New Discovery Fund - Class R6 (a)	227,137	7,861,206
MFS New Discovery Value Fund - Class R6	433,093	7,670,085
MFS Research Fund - Class R6	447,662	29,138,293
MFS Value Fund - Class R6	654,337	33,888,092
		$345,389,107
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 4.12% (v)	9,430,136	$9,432,022
Total Mutual Funds (Identified Cost, $431,212,739)		$623,695,046
Other Assets, Less Liabilities – (0.0)%		(27,868)
Net Assets – 100.0%		$623,667,178
See Portfolio Footnotes and Notes to Financial Statements
LTFFS-SEM	7

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2055 FUND

Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 4.5%
MFS Inflation-Adjusted Bond Fund - Class R6	1,181,780	$10,896,013
MFS Total Return Bond Fund - Class R6	903,041	8,741,435
		$19,637,448
International Equity Funds – 28.6%
MFS Blended Research Emerging Markets Equity Fund - Class R6	247,519	$4,554,340
MFS Blended Research International Equity Fund - Class R6	2,880,301	49,397,161
MFS Emerging Markets Equity Fund - Class R6	98,196	4,551,398
MFS International Growth Fund - Class R6	310,664	15,505,224
MFS International Intrinsic Value Fund - Class R6	340,105	15,563,214
MFS International New Discovery Fund - Class R6	510,466	17,611,079
MFS Research International Fund - Class R6	672,288	17,775,296
		$124,957,712
Non-Traditional Funds – 10.0%
MFS Commodity Strategy Fund - Class R6	5,464,038	$22,129,355
MFS Global Real Estate Fund - Class R6	1,298,509	21,516,295
		$43,645,650
U.S. Equity Funds – 55.4%
MFS Blended Research Core Equity Fund - Class R6	483,223	$20,372,683
MFS Blended Research Growth Equity Fund - Class R6	753,293	22,787,103
MFS Blended Research Mid Cap Equity Fund - Class R6	2,839,994	43,139,508
MFS Blended Research Small Cap Equity Fund - Class R6	701,719	10,897,694
MFS Blended Research Value Equity Fund - Class R6	1,398,063	23,934,838
MFS Growth Fund - Class R6	98,086	22,696,076
MFS Mid Cap Growth Fund - Class R6	640,444	21,582,949
MFS Mid Cap Value Fund - Class R6	655,682	21,585,042
MFS New Discovery Fund - Class R6 (a)	159,091	5,506,157
MFS New Discovery Value Fund - Class R6	303,960	5,383,140
MFS Research Fund - Class R6	313,347	20,395,753
MFS Value Fund - Class R6	458,344	23,737,650
		$242,018,593
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 4.12% (v)	6,515,625	$6,516,928
Total Mutual Funds (Identified Cost, $322,599,311)		$436,776,331
Other Assets, Less Liabilities – 0.0%		72,688
Net Assets – 100.0%		$436,849,019
See Portfolio Footnotes and Notes to Financial Statements
8	LTFFS-SEM

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2060 FUND

Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 4.5%
MFS Inflation-Adjusted Bond Fund - Class R6	697,934	$6,434,953
MFS Total Return Bond Fund - Class R6	532,308	5,152,743
		$11,587,696
International Equity Funds – 28.6%
MFS Blended Research Emerging Markets Equity Fund - Class R6	143,519	$2,640,756
MFS Blended Research International Equity Fund - Class R6	1,682,693	28,858,189
MFS Emerging Markets Equity Fund - Class R6	56,981	2,641,049
MFS International Growth Fund - Class R6	182,345	9,100,839
MFS International Intrinsic Value Fund - Class R6	199,986	9,151,345
MFS International New Discovery Fund - Class R6	301,531	10,402,812
MFS Research International Fund - Class R6	394,460	10,429,528
		$73,224,518
Non-Traditional Funds – 10.0%
MFS Commodity Strategy Fund - Class R6	3,197,447	$12,949,659
MFS Global Real Estate Fund - Class R6	768,576	12,735,312
		$25,684,971
U.S. Equity Funds – 55.4%
MFS Blended Research Core Equity Fund - Class R6	281,771	$11,879,455
MFS Blended Research Growth Equity Fund - Class R6	436,277	13,197,364
MFS Blended Research Mid Cap Equity Fund - Class R6	1,681,325	25,539,327
MFS Blended Research Small Cap Equity Fund - Class R6	412,086	6,399,700
MFS Blended Research Value Equity Fund - Class R6	823,121	14,091,833
MFS Growth Fund - Class R6	56,993	13,187,706
MFS Mid Cap Growth Fund - Class R6	379,592	12,792,253
MFS Mid Cap Value Fund - Class R6	387,903	12,769,763
MFS New Discovery Fund - Class R6 (a)	93,025	3,219,584
MFS New Discovery Value Fund - Class R6	180,192	3,191,204
MFS Research Fund - Class R6	182,778	11,897,011
MFS Value Fund - Class R6	271,278	14,049,500
		$142,214,700
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 4.12% (v)	3,890,286	$3,891,064
Total Mutual Funds (Identified Cost, $202,800,343)		$256,602,949
Other Assets, Less Liabilities – 0.0%		12,111
Net Assets – 100.0%		$256,615,060
See Portfolio Footnotes and Notes to Financial Statements
LTFFS-SEM	9

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2065 FUND

Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.1%
Bond Funds – 4.5%
MFS Inflation-Adjusted Bond Fund - Class R6	116,099	$1,070,438
MFS Total Return Bond Fund - Class R6	88,548	857,143
		$1,927,581
International Equity Funds – 28.5%
MFS Blended Research Emerging Markets Equity Fund - Class R6	23,779	$437,526
MFS Blended Research International Equity Fund - Class R6	279,780	4,798,226
MFS Emerging Markets Equity Fund - Class R6	9,456	438,280
MFS International Growth Fund - Class R6	30,462	1,520,346
MFS International Intrinsic Value Fund - Class R6	33,297	1,523,665
MFS International New Discovery Fund - Class R6	50,345	1,736,909
MFS Research International Fund - Class R6	65,803	1,739,844
		$12,194,796
Non-Traditional Funds – 10.0%
MFS Commodity Strategy Fund - Class R6	529,352	$2,143,878
MFS Global Real Estate Fund - Class R6	128,614	2,131,129
		$4,275,007
U.S. Equity Funds – 55.5%
MFS Blended Research Core Equity Fund - Class R6	47,027	$1,982,653
MFS Blended Research Growth Equity Fund - Class R6	73,009	2,208,510
MFS Blended Research Mid Cap Equity Fund - Class R6	280,885	4,266,645
MFS Blended Research Small Cap Equity Fund - Class R6	68,741	1,067,541
MFS Blended Research Value Equity Fund - Class R6	137,230	2,349,377
MFS Growth Fund - Class R6	9,533	2,205,840
MFS Mid Cap Growth Fund - Class R6	63,306	2,133,415
MFS Mid Cap Value Fund - Class R6	64,803	2,133,324
MFS New Discovery Fund - Class R6 (a)	15,478	535,707
MFS New Discovery Value Fund - Class R6	30,106	533,176
MFS Research Fund - Class R6	30,457	1,982,407
MFS Value Fund - Class R6	45,316	2,346,931
		$23,745,526
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 4.12% (v)	653,652	$653,783
Total Mutual Funds (Identified Cost, $36,546,303)		$42,796,693
Other Assets, Less Liabilities – (0.1)%		(22,411)
Net Assets – 100.0%		$42,774,282

Portfolio Footnotes:

(a) Non-income producing security.

(h)An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers were as follows:

Affiliated Issuers
MFS Lifetime Income Fund	$539,361,663
MFS Lifetime 2025 Fund	336,101,418
MFS Lifetime 2030 Fund	752,045,751
MFS Lifetime 2035 Fund	649,916,063
MFS Lifetime 2040 Fund	838,245,951
MFS Lifetime 2045 Fund	564,051,298
MFS Lifetime 2050 Fund	623,695,046
MFS Lifetime 2055 Fund	436,776,331
MFS Lifetime 2060 Fund	256,602,949
MFS Lifetime 2065 Fund	42,796,693
10	LTFFS-SEM

Portfolio of Investments (unaudited) – continued

(v)Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

LTFFS-SEM	11

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 10/31/25 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	MFS Lifetime	MFS Lifetime	MFS Lifetime
	Income Fund	2025 Fund	2030 Fund
Assets
Investments in affiliated issuers, at value (identified cost, $457,289,095, $295,140,468, and $605,947,783,
respectively)	$539,361,663	$336,101,418	$752,045,751
Receivables for
Investments sold	1,131,293	1,029,895	155,550
Fund shares sold	127,509	111,838	539,855
Receivable from investment adviser	96,436	71,335	130,647
Other assets	30,050	25,129	32,631
Total assets	$540,746,951	$337,339,615	$752,904,434
Liabilities
Payables for
Distributions	$66,669	$—	$—
Investments purchased	—	10,055	375,055
Fund shares reacquired	1,345,488	1,247,129	174,954
Payable to affiliates
Administrative services fee	96	96	96
Shareholder servicing costs	139,950	63,900	147,529
Distribution and service fees	4,822	1,959	5,324
Accrued expenses and other liabilities	44,060	35,858	40,353
Total liabilities	$1,601,085	$1,358,997	$743,311
Net assets	$539,145,866	$335,980,618	$752,161,123
Net assets consist of
Paid-in capital	$473,757,813	$289,154,755	$578,885,153
Total distributable earnings (loss)	65,388,053	46,825,863	173,275,970
Net assets	$539,145,866	$335,980,618	$752,161,123

Statements of Assets and Liabilities (unaudited) – continued

	MFS Lifetime	MFS Lifetime	MFS Lifetime
	Income Fund	2025 Fund	2030 Fund
Net assets
Class A	$185,192,847	$29,781,882	$96,623,417
Class B	263,469	147,875	900,665
Class C	12,407,148	2,105,442	6,557,179
Class I	44,890,820	3,498,814	9,079,704
Class R1	2,736,612	239,726	3,459,501
Class R2	20,389,542	11,534,016	33,239,415
Class R3	81,477,028	79,528,793	185,299,756
Class R4	15,355,771	30,324,788	40,825,405
Class R6	176,432,629	178,819,282	376,176,081
Total net assets	$539,145,866	$335,980,618	$752,161,123
Shares of beneficial interest outstanding
Class A	14,544,022	2,132,941	5,665,165
Class B	20,692	10,604	53,251
Class C	974,999	153,417	394,297
Class I	3,524,369	249,196	528,014
Class R1	214,593	17,152	205,222
Class R2	1,601,133	828,580	1,969,031
Class R3	6,399,504	5,701,565	10,902,138
Class R4	1,206,551	2,151,198	2,363,692
Class R6	13,812,282	12,691,251	21,808,135
Total shares of beneficial interest outstanding	42,298,145	23,935,904	43,888,945
Class A shares
Net asset value per share
(net assets / shares of beneficial interest outstanding)	$12.73	$13.96	$17.06
Offering price per share (100 / 95.75 x net asset value per share)	$13.30	$—	$—
Offering price per share (100 / 94.25 x net asset value per share)	$—	$14.81	$18.10
Class B shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$12.73	$13.95	$16.91
Class C shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$12.73	$13.72	$16.63
Class I shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.74	$14.04	$17.20
Class R1 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.75	$13.98	$16.86
Class R2 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.73	$13.92	$16.88
Class R3 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.73	$13.95	$17.00
Class R4 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.73	$14.10	$17.27

Statements of Assets and Liabilities (unaudited) – continued

	MFS Lifetime	MFS Lifetime	MFS Lifetime
	Income Fund	2025 Fund	2030 Fund
Class R6 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.77	$14.09	$17.25

On sales of $100,000 or more, the maximum offering price of Class A shares is reduced for the MFS Lifetime Income Fund. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced for all other funds. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Statements of Assets and Liabilities (unaudited) – continued

At 10/31/25	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime
	2035 Fund	2040 Fund	2045 Fund	2050 Fund
Assets
Investments in affiliated issuers, at value (identified cost, $495,700,111, $552,022,045,
$397,083,100, and $431,212,739, respectively)	$649,916,063	$838,245,951	$564,051,298	$623,695,046
Receivables for
Investments sold	—	2,043,964	52,705	74,606
Fund shares sold	412,367	303,323	432,026	253,028
Receivable from investment adviser	114,412	143,263	98,580	109,271
Other assets	28,575	31,598	28,598	30,477
Total assets	$650,471,417	$840,768,099	$564,663,207	$624,162,428
Liabilities
Payables for
Investments purchased	$196,386	$27,171	$184,348	$36,690
Fund shares reacquired	216,328	2,302,826	285,946	298,851
Payable to affiliates
Administrative services fee	96	96	96	96
Shareholder servicing costs	111,860	162,446	108,010	118,700
Distribution and service fees	3,676	5,626	3,241	3,722
Accrued expenses and other liabilities	37,141	38,858	36,584	37,191
Total liabilities	$565,487	$2,537,023	$618,225	$495,250
Net assets	$649,905,930	$838,231,076	$564,044,982	$623,667,178
Net assets consist of
Paid-in capital	$475,261,810	$530,534,014	$384,546,248	$418,203,932
Total distributable earnings (loss)	174,644,120	307,697,062	179,498,734	205,463,246
Net assets	$649,905,930	$838,231,076	$564,044,982	$623,667,178

Statements of Assets and Liabilities (unaudited) – continued

	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime
	2035 Fund	2040 Fund	2045 Fund	2050 Fund
Net assets
Class A	$52,294,104	$82,360,813	$38,946,546	$45,471,405
Class B	276,421	667,522	211,809	456,978
Class C	5,561,156	5,831,543	3,169,954	4,447,682
Class I	9,450,195	16,497,181	13,698,552	9,046,698
Class R1	1,345,468	3,124,193	857,368	1,062,144
Class R2	13,926,338	42,478,847	11,011,083	18,049,499
Class R3	162,555,114	203,493,397	160,243,474	165,680,192
Class R4	27,066,432	44,612,103	21,027,902	38,197,705
Class R6	377,430,702	439,165,477	314,878,294	341,254,875
Total net assets	$649,905,930	$838,231,076	$564,044,982	$623,667,178
Shares of beneficial interest outstanding
Class A	2,692,115	3,773,151	1,781,652	1,717,645
Class B	14,278	30,685	9,736	17,502
Class C	292,510	274,522	147,886	172,993
Class I	484,014	748,020	621,513	340,956
Class R1	69,856	145,184	39,563	41,147
Class R2	716,145	1,960,534	505,434	690,482
Class R3	8,346,606	9,322,846	7,332,360	6,317,385
Class R4	1,374,391	2,009,659	951,486	1,438,598
Class R6	19,194,182	19,799,715	14,266,739	12,863,520
Total shares of beneficial interest outstanding	33,184,097	38,064,316	25,656,369	23,600,228
Class A shares
Net asset value per share
(net assets / shares of beneficial interest outstanding)	$19.42	$21.83	$21.86	$26.47
Offering price per share (100 / 94.25 x net asset value per share)	$20.60	$23.16	$23.19	$28.08
Class B shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$19.36	$21.75	$21.76	$26.11
Class C shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$19.01	$21.24	$21.44	$25.71
Class I shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$19.52	$22.05	$22.04	$26.53
Class R1 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$19.26	$21.52	$21.67	$25.81
Class R2 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$19.45	$21.67	$21.79	$26.14
Class R3 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$19.48	$21.83	$21.85	$26.23
Class R4 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$19.69	$22.20	$22.10	$26.55

Statements of Assets and Liabilities (unaudited) – continued

	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime
	2035 Fund	2040 Fund	2045 Fund	2050 Fund
Class R6 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$19.66	$22.18	$22.07	$26.53

On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Statements of Assets and Liabilities (unaudited) – continued

At 10/31/25	MFS Lifetime	MFS Lifetime	MFS Lifetime
	2055 Fund	2060 Fund	2065 Fund
Assets
Investments in affiliated issuers, at value (identified cost, $322,599,311, $202,800,343, and $36,546,303,
respectively)	$436,776,331	$256,602,949	$42,796,693
Receivables for
Investments sold	62,232	—	50,878
Fund shares sold	485,246	556,611	169,388
Receivable from investment adviser	87,717	64,980	19,965
Other assets	27,632	26,141	490
Total assets	$437,439,158	$257,250,681	$43,037,414
Liabilities
Payables for
Investments purchased	$332,145	$511,371	$135,953
Fund shares reacquired	141,111	32,125	88,450
Payable to affiliates
Administrative services fee	96	96	96
Shareholder servicing costs	78,110	55,675	8,572
Distribution and service fees	2,701	1,596	289
Accrued expenses and other liabilities	35,976	34,758	29,772
Total liabilities	$590,139	$635,621	$263,132
Net assets	$436,849,019	$256,615,060	$42,774,282
Net assets consist of
Paid-in capital	$314,426,685	$198,802,121	$35,766,890
Total distributable earnings (loss)	122,422,334	57,812,939	7,007,392
Net assets	$436,849,019	$256,615,060	$42,774,282

Statements of Assets and Liabilities (unaudited) – continued

	MFS Lifetime	MFS Lifetime	MFS Lifetime
	2055 Fund	2060 Fund	2065 Fund
Net assets
Class A	$28,162,164	$21,771,048	$2,810,790
Class B	237,409	156,594	—
Class C	2,952,285	1,922,457	395,651
Class I	4,732,707	1,261,492	701,002
Class R1	2,770,269	117,066	73,860
Class R2	11,992,731	4,934,718	1,803,930
Class R3	120,769,874	78,332,545	12,835,244
Class R4	14,309,223	6,207,282	1,119,042
Class R6	250,922,357	141,911,858	23,034,763
Total net assets	$436,849,019	$256,615,060	$42,774,282
Shares of beneficial interest outstanding
Class A	1,232,631	1,182,097	248,744
Class B	10,436	8,462	—
Class C	131,734	105,961	35,348
Class I	206,631	67,761	61,682
Class R1	123,497	6,314	6,565
Class R2	525,833	268,654	160,126
Class R3	5,285,060	4,246,820	1,135,873
Class R4	618,410	333,623	98,557
Class R6	10,849,267	7,599,782	2,024,319
Total shares of beneficial interest outstanding	18,983,499	13,819,474	3,771,214
Class A shares
Net asset value per share
(net assets / shares of beneficial interest outstanding)	$22.85	$18.42	$11.30
Offering price per share (100 / 94.25 x net asset value per share)	$24.24	$19.54	$11.99
Class B shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$22.75	$18.51	$—
Class C shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$22.41	$18.14	$11.19
Class I shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$22.90	$18.62	$11.36
Class R1 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$22.43	$18.54	$11.25
Class R2 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$22.81	$18.37	$11.27
Class R3 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$22.85	$18.44	$11.30
Class R4 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$23.14	$18.61	$11.35

Statements of Assets and Liabilities (unaudited) – continued

	MFS Lifetime	MFS Lifetime	MFS Lifetime
	2055 Fund	2060 Fund	2065 Fund
Class R6 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$23.13	$18.67	$11.38

On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 10/31/25 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime
	Income Fund	2025 Fund	2030 Fund	2035 Fund	2040 Fund
Net investment income (loss)
Dividends from affiliated issuers	$8,854,213	$5,506,711	$10,189,427	$5,775,576	$4,299,272
Payments from investment adviser for other expenses agreement (See
Note 3)	110,297	130,231	260,366	259,097	301,721
Total investment income	$8,964,510	$5,636,942	$10,449,793	$6,034,673	$4,600,993
Expenses
Distribution and service fees	$474,288	$184,335	$499,636	$337,691	$508,900
Shareholder servicing costs	268,273	130,083	301,188	218,574	317,798
Administrative services fee	8,823	8,823	8,823	8,823	8,823
Independent Trustees’ compensation	7,113	4,743	9,066	7,432	9,211
Custodian fee	12,131	4,924	8,118	6,850	8,276
Shareholder communications	10,072	4,767	6,479	6,215	7,337
Audit and tax fees	26,338	25,434	25,867	25,436	25,613
Legal fees	1,576	999	2,064	1,626	2,094
Registration fees	68,781	68,090	69,035	69,776	70,072
Miscellaneous	19,759	18,648	20,574	19,772	20,757
Total expenses	$897,154	$450,846	$950,850	$702,195	$978,881
Reduction of expenses by investment adviser and distributor	(433,100)	(271,950)	(464,714)	(370,128)	(480,148)
Net expenses	$464,054	$178,896	$486,136	$332,067	$498,733
Net investment income (loss)	$8,500,456	$5,458,046	$9,963,657	$5,702,606	$4,102,260
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$3,862,486	$4,518,031	$12,522,895	$7,801,960	$7,534,153
Capital gain distributions from affiliated issuers	246,169	154,402	481,270	576,292	960,397
Net realized gain (loss)	$4,108,655	$4,672,433	$13,004,165	$8,378,252	$8,494,550
Change in unrealized appreciation or depreciation
Affiliated issuers	$21,677,230	$11,923,024	$37,026,234	$51,795,725	$88,481,028
Net realized and unrealized gain (loss)	$25,785,885	$16,595,457	$50,030,399	$60,173,977	$96,975,578
Change in net assets from operations	$34,286,341	$22,053,503	$59,994,056	$65,876,583	$101,077,838

See Notes to Financial Statements

Statements of Operations (unaudited) – continued

Six months ended 10/31/25	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime
	2045 Fund	2050 Fund	2055 Fund	2060 Fund	2065 Fund
Net investment income (loss)
Dividends from affiliated issuers	$1,942,106	$1,173,818	$812,724	$477,426	$75,143
Payments from investment adviser for other expenses agreement (See
Note 3)	215,453	233,630	169,901	98,501	15,383
Total investment income	$2,157,559	$1,407,448	$982,625	$575,927	$90,526
Expenses
Distribution and service fees	$292,293	$331,666	$238,464	$140,377	$24,478
Shareholder servicing costs	206,897	234,150	167,412	118,112	27,879
Administrative services fee	8,823	8,823	8,823	8,823	8,823
Independent Trustees’ compensation	6,490	6,952	5,219	3,416	1,520
Custodian fee	6,197	6,497	4,942	3,566	4,753
Shareholder communications	6,732	7,668	7,508	8,814	3,664
Audit and tax fees	25,184	25,252	25,180	24,768	21,828
Legal fees	1,415	1,529	1,028	567	73
Registration fees	68,095	68,735	68,242	67,615	89,030
Miscellaneous	19,456	19,647	18,727	18,100	16,703
Total expenses	$641,582	$710,919	$545,545	$394,158	$198,751
Reduction of expenses by investment adviser and distributor	(349,450)	(382,439)	(309,738)	(253,381)	(174,202)
Net expenses	$292,132	$328,480	$235,807	$140,777	$24,549
Net investment income (loss)	$1,865,427	$1,078,968	$746,818	$435,150	$65,977
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$4,254,251	$2,899,283	$968,087	$271,218	$(36,648)
Capital gain distributions from affiliated issuers	687,315	811,821	562,309	323,359	50,310
Net realized gain (loss)	$4,941,566	$3,711,104	$1,530,396	$594,577	$13,662
Change in unrealized appreciation or depreciation
Affiliated issuers	$64,363,166	$75,925,353	$53,418,820	$31,047,887	$4,905,751
Net realized and unrealized gain (loss)	$69,304,732	$79,636,457	$54,949,216	$31,642,464	$4,919,413
Change in net assets from operations	$71,170,159	$80,715,425	$55,696,034	$32,077,614	$4,985,390

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Six months ended 10/31/25 (unaudited)	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime
	Income Fund	2025 Fund	2030 Fund	2035 Fund	2040 Fund
Change in net assets
From operations
Net investment income (loss)	$8,500,456	$5,458,046	$9,963,657	$5,702,606	$4,102,260
Net realized gain (loss)	4,108,655	4,672,433	13,004,165	8,378,252	8,494,550
Net unrealized gain (loss)	21,677,230	11,923,024	37,026,234	51,795,725	88,481,028
Change in net assets from operations	$34,286,341	$22,053,503	$59,994,056	$65,876,583	$101,077,838
Total distributions to shareholders	$(8,175,063)	$—	$—	$—	$—
Change in net assets from fund share transactions	$(38,476,781)	$(36,331,785)	$(49,490,916)	$(20,236,486)	$(28,123,861)
Total change in net assets	$(12,365,503)	$(14,278,282)	$10,503,140	$45,640,097	$72,953,977
Net assets
At beginning of period	551,511,369	350,258,900	741,657,983	604,265,833	765,277,099
At end of period	$539,145,866	$335,980,618	$752,161,123	$649,905,930	$838,231,076
Six months ended 10/31/25 (unaudited)	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime
	2045 Fund	2050 Fund	2055 Fund	2060 Fund	2065 Fund
Change in net assets
From operations
Net investment income (loss)	$1,865,427	$1,078,968	$746,818	$435,150	$65,977
Net realized gain (loss)	4,941,566	3,711,104	1,530,396	594,577	13,662
Net unrealized gain (loss)	64,363,166	75,925,353	53,418,820	31,047,887	4,905,751
Change in net assets from operations	$71,170,159	$80,715,425	$55,696,034	$32,077,614	$4,985,390
Change in net assets from fund share transactions	$(23,110,657)	$(13,780,113)	$(818,977)	$6,583,799	$5,081,862
Total change in net assets	$48,059,502	$66,935,312	$54,877,057	$38,661,413	$10,067,252
Net assets
At beginning of period	515,985,480	556,731,866	381,971,962	217,953,647	32,707,030
At end of period	$564,044,982	$623,667,178	$436,849,019	$256,615,060	$42,774,282

See Notes to Financial Statements

Statements of Changes in Net Assets – continued

Year ended 4/30/25	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime
	Income Fund	2025 Fund	2030 Fund	2035 Fund	2040 Fund
Change in net assets
From operations
Net investment income (loss)	$21,659,783	$13,824,545	$26,469,817	$18,695,567	$21,240,739
Net realized gain (loss)	14,170,187	9,936,545	38,651,613	25,447,848	38,621,562
Net unrealized gain (loss)	10,314,434	6,425,990	(1,109,867)	7,616,731	6,889,783
Change in net assets from operations	$46,144,404	$30,187,080	$64,011,563	$51,760,146	$66,752,084
Total distributions to shareholders	$(38,307,709)	$(24,215,523)	$(57,307,216)	$(31,353,909)	$(39,423,987)

Change in net assets from fund share transactions	$(77,869,927)	$(42,290,234)	$(50,643,407)	$(9,097,772)	$(29,249,942)

Total change in net assets	$(70,033,232)	$(36,318,677)	$(43,939,060)	$11,308,465	$(1,921,845)
Net assets
At beginning of period	621,544,601	386,577,577	785,597,043	592,957,368	767,198,944
At end of period	$551,511,369	$350,258,900	$741,657,983	$604,265,833	$765,277,099
Year ended 4/30/25	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime
	2045 Fund	2050 Fund	2055 Fund	2060 Fund	2065 Fund
Change in net assets
From operations
Net investment income (loss)	$13,336,743	$13,263,121	$8,793,521	$4,888,147	$600,049
Net realized gain (loss)	27,001,842	30,198,471	18,361,468	9,445,611	1,146,184
Net unrealized gain (loss)	4,890,681	4,922,929	4,443,995	2,549,488	(63,445)
Change in net assets from operations	$45,229,266	$48,384,521	$31,598,984	$16,883,246	$1,682,788
Total distributions to shareholders	$(24,993,079)	$(25,554,001)	$(15,990,066)	$(8,050,553)	$(901,894)
Change in net assets from fund share transactions	$(11,672,658)	$(14,013,605)	$8,551,863	$16,329,620	$13,699,343
Total change in net assets	$8,563,529	$8,816,915	$24,160,781	$25,162,313	$14,480,237
Net assets
At beginning of period	507,421,951	547,914,951	357,811,181	192,791,334	18,226,793
At end of period	$515,985,480	$556,731,866	$381,971,962	$217,953,647	$32,707,030

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS LIFETIME INCOME FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class A	(unaudited)
Net asset value, beginning of period	$12.14	$12.01	$11.94	$12.48	$13.84	$12.29
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.19	$0.44	$0.38	$0.35	$0.45	$0.23
Net realized and unrealized gain (loss)	0.58	0.48	0.21	(0.40)	(1.01)	1.72
Total from investment operations	$0.77	$0.92	$0.59	$(0.05)	$(0.56)	$1.95
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.44)	$(0.44)	$(0.29)	$(0.45)	$(0.27)
From net realized gain	—	(0.35)	(0.08)	(0.20)	(0.35)	(0.13)

Total distributions declared to shareholders	$(0.18)	$(0.79)	$(0.52)	$(0.49)	$(0.80)	$(0.40)
Net asset value, end of period (x)	$12.73	$12.14	$12.01	$11.94	$12.48	$13.84
Total return (%) (r)(s)(t)(x)	6.37(n)	7.78	5.03	(0.28)	(4.52)	16.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.44(a)	0.44	0.43	0.44	0.43	0.43
Expenses after expense reductions (h)	0.24(a)	0.24	0.24	0.25	0.23	0.23
Net investment income (loss) (l)	2.97(a)	3.53	3.17	2.90	3.28	1.77
Portfolio turnover rate	1(n)	5	9	16	7	12
Net assets at end of period (000 omitted)	$185,193	$185,202	$186,276	$190,944	$166,307	$164,096

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime Income Fund − continued

	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class B	(unaudited)
Net asset value, beginning of period	$12.14	$12.01	$11.94	$12.48	$13.84	$12.29
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.34	$0.28	$0.27	$0.33	$0.15
Net realized and unrealized gain (loss)	0.58	0.49	0.22	(0.41)	(1.00)	1.70
Total from investment operations	$0.72	$0.83	$0.50	$(0.14)	$(0.67)	$1.85
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.35)	$(0.35)	$(0.20)	$(0.34)	$(0.17)
From net realized gain	—	(0.35)	(0.08)	(0.20)	(0.35)	(0.13)

Total distributions declared to shareholders	$(0.13)	$(0.70)	$(0.43)	$(0.40)	$(0.69)	$(0.30)
Net asset value, end of period (x)	$12.73	$12.14	$12.01	$11.94	$12.48	$13.84
Total return (%) (r)(s)(t)(x)	5.98(n)	6.98	4.25	(1.03)	(5.24)	15.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19(a)	1.19	1.19	1.19	1.18	1.19
Expenses after expense reductions (h)	0.99(a)	0.99	1.00	1.00	0.98	0.98
Net investment income (loss) (l)	2.20(a)	2.73	2.36	2.26	2.39	1.15
Portfolio turnover rate	1(n)	5	9	16	7	12
Net assets at end of period (000 omitted)	$263	$431	$839	$1,647	$1,914	$3,347
	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class C	(unaudited)
Net asset value, beginning of period	$12.13	$12.01	$11.93	$12.47	$13.83	$12.28
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.34	$0.29	$0.25	$0.34	$0.15
Net realized and unrealized gain (loss)	0.59	0.48	0.22	(0.39)	(1.01)	1.70
Total from investment operations	$0.73	$0.82	$0.51	$(0.14)	$(0.67)	$1.85
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.35)	$(0.35)	$(0.20)	$(0.34)	$(0.17)
From net realized gain	—	(0.35)	(0.08)	(0.20)	(0.35)	(0.13)

Total distributions declared to shareholders	$(0.13)	$(0.70)	$(0.43)	$(0.40)	$(0.69)	$(0.30)
Net asset value, end of period (x)	$12.73	$12.13	$12.01	$11.93	$12.47	$13.83
Total return (%) (r)(s)(t)(x)	6.07(n)	6.89	4.34	(1.03)	(5.24)	15.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19(a)	1.19	1.19	1.20	1.18	1.19
Expenses after expense reductions (h)	0.99(a)	0.99	0.99	1.00	0.98	0.98
Net investment income (loss) (l)	2.22(a)	2.74	2.39	2.07	2.47	1.16
Portfolio turnover rate	1(n)	5	9	16	7	12
Net assets at end of period (000 omitted)	$12,407	$14,121	$23,192	$39,244	$55,415	$81,542

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime Income Fund − continued

	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class I	(unaudited)
Net asset value, beginning of period	$12.14	$12.02	$11.94	$12.48	$13.84	$12.29
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.20	$0.47	$0.41	$0.37	$0.49	$0.28
Net realized and unrealized gain (loss)	0.60	0.47	0.22	(0.39)	(1.02)	1.70
Total from investment operations	$0.80	$0.94	$0.63	$(0.02)	$(0.53)	$1.98
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.47)	$(0.47)	$(0.32)	$(0.48)	$(0.30)
From net realized gain	—	(0.35)	(0.08)	(0.20)	(0.35)	(0.13)

Total distributions declared to shareholders	$(0.20)	$(0.82)	$(0.55)	$(0.52)	$(0.83)	$(0.43)
Net asset value, end of period (x)	$12.74	$12.14	$12.02	$11.94	$12.48	$13.84
Total return (%) (r)(s)(t)(x)	6.59(n)	7.95	5.38	(0.03)	(4.28)	16.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.19(a)	0.19	0.19	0.19	0.18	0.18
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.23(a)	3.78	3.41	3.11	3.58	2.14
Portfolio turnover rate	1(n)	5	9	16	7	12
Net assets at end of period (000 omitted)	$44,891	$42,870	$41,571	$43,462	$45,108	$46,956
	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class R1	(unaudited)
Net asset value, beginning of period	$12.16	$12.03	$11.96	$12.49	$13.85	$12.30
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.34	$0.28	$0.27	$0.36	$0.14
Net realized and unrealized gain (loss)	0.58	0.49	0.22	(0.40)	(1.03)	1.71
Total from investment operations	$0.72	$0.83	$0.50	$(0.13)	$(0.67)	$1.85
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.35)	$(0.35)	$(0.20)	$(0.34)	$(0.17)
From net realized gain	—	(0.35)	(0.08)	(0.20)	(0.35)	(0.13)

Total distributions declared to shareholders	$(0.13)	$(0.70)	$(0.43)	$(0.40)	$(0.69)	$(0.30)
Net asset value, end of period (x)	$12.75	$12.16	$12.03	$11.96	$12.49	$13.85
Total return (%) (r)(s)(t)(x)	5.97(n)	6.97	4.25	(0.94)	(5.23)	15.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19(a)	1.19	1.18	1.19	1.18	1.19
Expenses after expense reductions (h)	0.99(a)	0.99	0.99	1.00	0.98	0.98
Net investment income (loss) (l)	2.22(a)	2.78	2.38	2.22	2.61	1.08
Portfolio turnover rate	1(n)	5	9	16	7	12
Net assets at end of period (000 omitted)	$2,737	$2,583	$2,703	$2,792	$1,779	$1,932

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime Income Fund − continued

	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class R2	(unaudited)
Net asset value, beginning of period	$12.14	$12.01	$11.94	$12.48	$13.84	$12.29
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.17	$0.40	$0.35	$0.34	$0.40	$0.21
Net realized and unrealized gain (loss)	0.58	0.49	0.21	(0.42)	(1.00)	1.71
Total from investment operations	$0.75	$0.89	$0.56	$(0.08)	$(0.60)	$1.92
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.41)	$(0.41)	$(0.26)	$(0.41)	$(0.24)
From net realized gain	—	(0.35)	(0.08)	(0.20)	(0.35)	(0.13)

Total distributions declared to shareholders	$(0.16)	$(0.76)	$(0.49)	$(0.46)	$(0.76)	$(0.37)
Net asset value, end of period (x)	$12.73	$12.14	$12.01	$11.94	$12.48	$13.84
Total return (%) (r)(s)(t)(x)	6.24(n)	7.51	4.77	(0.53)	(4.76)	15.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.69(a)	0.69	0.69	0.69	0.68	0.69
Expenses after expense reductions (h)	0.49(a)	0.49	0.49	0.50	0.48	0.48
Net investment income (loss) (l)	2.72(a)	3.26	2.91	2.88	2.92	1.60
Portfolio turnover rate	1(n)	5	9	16	7	12
Net assets at end of period (000 omitted)	$20,390	$21,432	$22,747	$27,337	$7,981	$10,823
	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class R3	(unaudited)
Net asset value, beginning of period	$12.14	$12.01	$11.94	$12.48	$13.84	$12.29
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.19	$0.44	$0.38	$0.36	$0.43	$0.25
Net realized and unrealized gain (loss)	0.58	0.48	0.21	(0.41)	(0.99)	1.70
Total from investment operations	$0.77	$0.92	$0.59	$(0.05)	$(0.56)	$1.95
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.44)	$(0.44)	$(0.29)	$(0.45)	$(0.27)
From net realized gain	—	(0.35)	(0.08)	(0.20)	(0.35)	(0.13)

Total distributions declared to shareholders	$(0.18)	$(0.79)	$(0.52)	$(0.49)	$(0.80)	$(0.40)
Net asset value, end of period (x)	$12.73	$12.14	$12.01	$11.94	$12.48	$13.84
Total return (%) (r)(s)(t)(x)	6.37(n)	7.78	5.03	(0.28)	(4.52)	16.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.44(a)	0.44	0.43	0.44	0.43	0.43
Expenses after expense reductions (h)	0.24(a)	0.24	0.24	0.25	0.23	0.23
Net investment income (loss) (l)	2.97(a)	3.53	3.17	3.00	3.13	1.90
Portfolio turnover rate	1(n)	5	9	16	7	12
Net assets at end of period (000 omitted)	$81,477	$87,294	$121,320	$120,218	$61,647	$75,909

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime Income Fund − continued

	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class R4	(unaudited)
Net asset value, beginning of period	$12.13	$12.01	$11.94	$12.48	$13.84	$12.29
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.20	$0.46	$0.40	$0.40	$0.45	$0.28
Net realized and unrealized gain (loss)	0.60	0.48	0.22	(0.42)	(0.98)	1.70
Total from investment operations	$0.80	$0.94	$0.62	$(0.02)	$(0.53)	$1.98
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.47)	$(0.47)	$(0.32)	$(0.48)	$(0.30)
From net realized gain	—	(0.35)	(0.08)	(0.20)	(0.35)	(0.13)

Total distributions declared to shareholders	$(0.20)	$(0.82)	$(0.55)	$(0.52)	$(0.83)	$(0.43)
Net asset value, end of period (x)	$12.73	$12.13	$12.01	$11.94	$12.48	$13.84
Total return (%) (r)(s)(t)(x)	6.59(n)	7.96	5.29	(0.03)	(4.28)	16.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.19(a)	0.19	0.19	0.19	0.18	0.19
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.22(a)	3.74	3.33	3.36	3.28	2.14
Portfolio turnover rate	1(n)	5	9	16	7	12
Net assets at end of period (000 omitted)	$15,356	$16,707	$18,412	$26,707	$11,700	$31,138
	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class R6	(unaudited)
Net asset value, beginning of period	$12.18	$12.05	$11.98	$12.52	$13.88	$12.32
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.21	$0.48	$0.43	$0.42	$0.50	$0.30
Net realized and unrealized gain (loss)	0.58	0.49	0.21	(0.43)	(1.02)	1.71
Total from investment operations	$0.79	$0.97	$0.64	$(0.01)	$(0.52)	$2.01
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.49)	$(0.49)	$(0.33)	$(0.49)	$(0.32)
From net realized gain	—	(0.35)	(0.08)	(0.20)	(0.35)	(0.13)

Total distributions declared to shareholders	$(0.20)	$(0.84)	$(0.57)	$(0.53)	$(0.84)	$(0.45)
Net asset value, end of period (x)	$12.77	$12.18	$12.05	$11.98	$12.52	$13.88
Total return (%) (r)(s)(t)(x)	6.55(n)	8.15	5.41	0.09	(4.18)	16.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.08(a)	0.08	0.07	0.08	0.09	0.10
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.34(a)	3.88	3.55	3.54	3.61	2.24
Portfolio turnover rate	1(n)	5	9	16	7	12
Net assets at end of period (000 omitted)	$176,433	$180,870	$204,485	$184,269	$81,457	$87,750

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime Income Fund − continued

(a) Annualized.

(d) Per share data is based on average shares outstanding.

(h)In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n) Not annualized.

(r)Certain expenses have been reduced without which performance would have been lower.

(s)From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(t)Total returns do not include any applicable sales charges.

(x)The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2025 Fund

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class A	(unaudited)
Net asset value, beginning of period	$13.11	$12.97	$12.65	$13.38	$15.00	$12.75
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.20	$0.47	$0.41	$0.35	$0.51	$0.25
Net realized and unrealized gain (loss)	0.65	0.55	0.32	(0.40)	(1.09)	2.38
Total from investment operations	$0.85	$1.02	$0.73	$(0.05)	$(0.58)	$2.63
Less distributions declared to shareholders
From net investment income	$—	$(0.49)	$(0.37)	$(0.32)	$(0.53)	$(0.26)
From net realized gain	—	(0.39)	(0.04)	(0.36)	(0.51)	(0.12)
Total distributions declared to shareholders	$—	$(0.88)	$(0.41)	$(0.68)	$(1.04)	$(0.38)
Net asset value, end of period (x)	$13.96	$13.11	$12.97	$12.65	$13.38	$15.00
Total return (%) (r)(s)(t)(x)	6.48(n)	7.92	5.77	(0.13)	(4.47)	20.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.47(a)	0.48	0.48	0.48	0.46	0.47
Expenses after expense reductions (h)	0.24(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.95(a)	3.47	3.18	2.74	3.41	1.77
Portfolio turnover rate	3(n)	9	17	18	14	24
Net assets at end of period (000 omitted)	$29,782	$30,416	$36,142	$23,748	$26,794	$29,637

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2025 Fund − continued

	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class B	(unaudited)
Net asset value, beginning of period	$13.14	$12.95	$12.58	$13.29	$14.89	$12.64
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.15	$0.36	$0.29	$0.25	$0.40	$0.14
Net realized and unrealized gain (loss)	0.66	0.55	0.34	(0.40)	(1.09)	2.36
Total from investment operations	$0.81	$0.91	$0.63	$(0.15)	$(0.69)	$2.50
Less distributions declared to shareholders
From net investment income	$—	$(0.33)	$(0.22)	$(0.20)	$(0.40)	$(0.13)
From net realized gain	—	(0.39)	(0.04)	(0.36)	(0.51)	(0.12)

Total distributions declared to shareholders	$—	$(0.72)	$(0.26)	$(0.56)	$(0.91)	$(0.25)
Net asset value, end of period (x)	$13.95	$13.14	$12.95	$12.58	$13.29	$14.89
Total return (%) (r)(s)(t)(x)	6.16(n)	7.06	5.00	(0.95)	(5.15)	19.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.22(a)	1.23	1.23	1.23	1.21	1.22
Expenses after expense reductions (h)	0.99(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	2.23(a)	2.68	2.27	1.97	2.71	1.00
Portfolio turnover rate	3(n)	9	17	18	14	24
Net assets at end of period (000 omitted)	$148	$256	$512	$799	$1,156	$1,447
	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class C	(unaudited)
Net asset value, beginning of period	$12.93	$12.80	$12.46	$13.20	$14.80	$12.58
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.15	$0.36	$0.29	$0.26	$0.40	$0.14
Net realized and unrealized gain (loss)	0.64	0.54	0.33	(0.40)	(1.09)	2.35
Total from investment operations	$0.79	$0.90	$0.62	$(0.14)	$(0.69)	$2.49
Less distributions declared to shareholders
From net investment income	$—	$(0.38)	$(0.24)	$(0.24)	$(0.40)	$(0.15)
From net realized gain	—	(0.39)	(0.04)	(0.36)	(0.51)	(0.12)

Total distributions declared to shareholders	$—	$(0.77)	$(0.28)	$(0.60)	$(0.91)	$(0.27)
Net asset value, end of period (x)	$13.72	$12.93	$12.80	$12.46	$13.20	$14.80
Total return (%) (r)(s)(t)(x)	6.11(n)	7.06	4.96	(0.88)	(5.19)	19.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.22(a)	1.23	1.23	1.23	1.21	1.22
Expenses after expense reductions (h)	0.99(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	2.20(a)	2.72	2.28	2.07	2.74	1.03
Portfolio turnover rate	3(n)	9	17	18	14	24
Net assets at end of period (000 omitted)	$2,105	$2,140	$2,766	$3,478	$3,571	$4,618

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2025 Fund − continued

	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class I	(unaudited)
Net asset value, beginning of period	$13.16	$13.03	$12.69	$13.43	$15.06	$12.79
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.22	$0.51	$0.42	$0.38	$0.55	$0.30
Net realized and unrealized gain (loss)	0.66	0.54	0.35	(0.40)	(1.10)	2.38
Total from investment operations	$0.88	$1.05	$0.77	$(0.02)	$(0.55)	$2.68
Less distributions declared to shareholders
From net investment income	$—	$(0.53)	$(0.39)	$(0.36)	$(0.57)	$(0.29)
From net realized gain	—	(0.39)	(0.04)	(0.36)	(0.51)	(0.12)

Total distributions declared to shareholders	$—	$(0.92)	$(0.43)	$(0.72)	$(1.08)	$(0.41)
Net asset value, end of period (x)	$14.04	$13.16	$13.03	$12.69	$13.43	$15.06
Total return (%) (r)(s)(t)(x)	6.69(n)	8.12	6.06	0.07	(4.26)	21.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.22(a)	0.23	0.23	0.23	0.21	0.22
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.21(a)	3.75	3.30	2.99	3.68	2.08
Portfolio turnover rate	3(n)	9	17	18	14	24
Net assets at end of period (000 omitted)	$3,499	$3,077	$2,846	$2,724	$4,104	$3,131
	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class R1	(unaudited)
Net asset value, beginning of period	$13.17	$13.04	$12.70	$13.44	$15.04	$12.65
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.15	$0.37	$0.30	$0.26	$0.39	$0.09
Net realized and unrealized gain (loss)	0.66	0.54	0.34	(0.41)	(1.09)	2.42
Total from investment operations	$0.81	$0.91	$0.64	$(0.15)	$(0.70)	$2.51
Less distributions declared to shareholders
From net investment income	$—	$(0.39)	$(0.26)	$(0.23)	$(0.39)	$—
From net realized gain	—	(0.39)	(0.04)	(0.36)	(0.51)	(0.12)

Total distributions declared to shareholders	$—	$(0.78)	$(0.30)	$(0.59)	$(0.90)	$(0.12)
Net asset value, end of period (x)	$13.98	$13.17	$13.04	$12.70	$13.44	$15.04
Total return (%) (r)(s)(t)(x)	6.15(n)	7.06	4.99	(0.92)	(5.19)	19.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.22(a)	1.23	1.23	1.23	1.21	1.23
Expenses after expense reductions (h)	0.99(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	2.23(a)	2.72	2.31	2.02	2.61	0.67
Portfolio turnover rate	3(n)	9	17	18	14	24
Net assets at end of period (000 omitted)	$240	$337	$333	$347	$310	$374

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2025 Fund − continued

	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class R2	(unaudited)
Net asset value, beginning of period	$13.08	$12.96	$12.61	$13.35	$14.95	$12.69
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.18	$0.44	$0.36	$0.32	$0.47	$0.21
Net realized and unrealized gain (loss)	0.66	0.53	0.35	(0.41)	(1.08)	2.37
Total from investment operations	$0.84	$0.97	$0.71	$(0.09)	$(0.61)	$2.58
Less distributions declared to shareholders
From net investment income	$—	$(0.46)	$(0.32)	$(0.29)	$(0.48)	$(0.20)
From net realized gain	—	(0.39)	(0.04)	(0.36)	(0.51)	(0.12)

Total distributions declared to shareholders	$—	$(0.85)	$(0.36)	$(0.65)	$(0.99)	$(0.32)
Net asset value, end of period (x)	$13.92	$13.08	$12.96	$12.61	$13.35	$14.95
Total return (%) (r)(s)(t)(x)	6.42(n)	7.54	5.60	(0.48)	(4.64)	20.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.72(a)	0.73	0.73	0.73	0.71	0.73
Expenses after expense reductions (h)	0.49(a)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	2.70(a)	3.25	2.80	2.51	3.15	1.49
Portfolio turnover rate	3(n)	9	17	18	14	24
Net assets at end of period (000 omitted)	$11,534	$11,897	$12,648	$14,322	$16,771	$21,994
	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class R3	(unaudited)
Net asset value, beginning of period	$13.09	$12.96	$12.63	$13.37	$14.98	$12.73
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.20	$0.47	$0.39	$0.35	$0.51	$0.25
Net realized and unrealized gain (loss)	0.66	0.53	0.34	(0.41)	(1.08)	2.38
Total from investment operations	$0.86	$1.00	$0.73	$(0.06)	$(0.57)	$2.63
Less distributions declared to shareholders
From net investment income	$—	$(0.48)	$(0.36)	$(0.32)	$(0.53)	$(0.26)
From net realized gain	—	(0.39)	(0.04)	(0.36)	(0.51)	(0.12)

Total distributions declared to shareholders	$—	$(0.87)	$(0.40)	$(0.68)	$(1.04)	$(0.38)
Net asset value, end of period (x)	$13.95	$13.09	$12.96	$12.63	$13.37	$14.98
Total return (%) (r)(s)(t)(x)	6.57(n)	7.83	5.76	(0.18)	(4.41)	20.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.47(a)	0.48	0.48	0.48	0.46	0.47
Expenses after expense reductions (h)	0.24(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.95(a)	3.48	3.07	2.75	3.43	1.80
Portfolio turnover rate	3(n)	9	17	18	14	24
Net assets at end of period (000 omitted)	$79,529	$82,363	$106,722	$100,312	$109,420	$112,826

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2025 Fund − continued

	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class R4	(unaudited)
Net asset value, beginning of period	$13.22	$13.08	$12.73	$13.47	$15.09	$12.81
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.22	$0.50	$0.42	$0.38	$0.52	$0.28
Net realized and unrealized gain (loss)	0.66	0.55	0.36	(0.40)	(1.08)	2.40
Total from investment operations	$0.88	$1.05	$0.78	$(0.02)	$(0.56)	$2.68
Less distributions declared to shareholders
From net investment income	$—	$(0.52)	$(0.39)	$(0.36)	$(0.55)	$(0.28)
From net realized gain	—	(0.39)	(0.04)	(0.36)	(0.51)	(0.12)

Total distributions declared to shareholders	$—	$(0.91)	$(0.43)	$(0.72)	$(1.06)	$(0.40)
Net asset value, end of period (x)	$14.10	$13.22	$13.08	$12.73	$13.47	$15.09
Total return (%) (r)(s)(t)(x)	6.66(n)	8.15	6.11	0.08	(4.26)	21.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.22(a)	0.23	0.23	0.23	0.21	0.23
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.20(a)	3.71	3.26	2.99	3.43	2.00
Portfolio turnover rate	3(n)	9	17	18	14	24
Net assets at end of period (000 omitted)	$30,325	$29,836	$29,500	$36,419	$34,089	$82,037
	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class R6	(unaudited)
Net asset value, beginning of period	$13.20	$13.06	$12.73	$13.47	$15.09	$12.82
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.23	$0.52	$0.45	$0.43	$0.58	$0.32
Net realized and unrealized gain (loss)	0.66	0.55	0.33	(0.43)	(1.10)	2.38
Total from investment operations	$0.89	$1.07	$0.78	$0.00	$(0.52)	$2.70
Less distributions declared to shareholders
From net investment income	$—	$(0.54)	$(0.41)	$(0.38)	$(0.59)	$(0.31)
From net realized gain	—	(0.39)	(0.04)	(0.36)	(0.51)	(0.12)

Total distributions declared to shareholders	$—	$(0.93)	$(0.45)	$(0.74)	$(1.10)	$(0.43)
Net asset value, end of period (x)	$14.09	$13.20	$13.06	$12.73	$13.47	$15.09
Total return (%) (r)(s)(t)(x)	6.74(n)	8.32	6.12	0.24	(4.06)	21.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.09(a)	0.09	0.09	0.09	0.07	0.08
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.33(a)	3.87	3.48	3.34	3.88	2.22
Portfolio turnover rate	3(n)	9	17	18	14	24
Net assets at end of period (000 omitted)	$178,819	$189,936	$195,108	$158,548	$217,171	$228,469

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2025 Fund − continued

(a) Annualized.

(d) Per share data is based on average shares outstanding.

(h)In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n) Not annualized.

(r)Certain expenses have been reduced without which performance would have been lower.

(s)From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(t)Total returns do not include any applicable sales charges.

(x)The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2030 Fund

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class A	(unaudited)
Net asset value, beginning of period	$15.75	$15.70	$15.08	$16.03	$18.20	$14.61
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.21	$0.53	$0.42	$0.40	$0.72	$0.26
Net realized and unrealized gain (loss)	1.10	0.76	0.79	(0.45)	(1.34)	3.96
Total from investment operations	$1.31	$1.29	$1.21	$(0.05)	$(0.62)	$4.22
Less distributions declared to shareholders
From net investment income	$—	$(0.55)	$(0.39)	$(0.37)	$(0.73)	$(0.27)
From net realized gain	—	(0.69)	(0.20)	(0.53)	(0.82)	(0.36)
Total distributions declared to shareholders	$—	$(1.24)	$(0.59)	$(0.90)	$(1.55)	$(0.63)
Net asset value, end of period (x)	$17.06	$15.75	$15.70	$15.08	$16.03	$18.20
Total return (%) (r)(s)(t)(x)	8.32(n)	8.27	8.06	(0.02)	(4.25)	29.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.43(a)	0.44	0.44	0.45	0.44	0.44
Expenses after expense reductions (h)	0.24(a)	0.24	0.25	0.25	0.25	0.24
Net investment income (loss) (l)	2.48(a)	3.25	2.76	2.62	3.95	1.56
Portfolio turnover rate	2(n)	9	14	18	15	27
Net assets at end of period (000 omitted)	$96,623	$91,791	$91,172	$78,198	$78,464	$81,398

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2030 Fund − continued

	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class B	(unaudited)
Net asset value, beginning of period	$15.68	$15.55	$14.92	$15.82	$17.96	$14.41
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.39	$0.30	$0.27	$0.55	$0.13
Net realized and unrealized gain (loss)	1.09	0.77	0.77	(0.43)	(1.30)	3.91
Total from investment operations	$1.23	$1.16	$1.07	$(0.16)	$(0.75)	$4.04
Less distributions declared to shareholders
From net investment income	$—	$(0.34)	$(0.24)	$(0.21)	$(0.57)	$(0.13)
From net realized gain	—	(0.69)	(0.20)	(0.53)	(0.82)	(0.36)

Total distributions declared to shareholders	$—	$(1.03)	$(0.44)	$(0.74)	$(1.39)	$(0.49)
Net asset value, end of period (x)	$16.91	$15.68	$15.55	$14.92	$15.82	$17.96
Total return (%) (r)(s)(t)(x)	7.84(n)	7.47	7.19	(0.74)	(4.98)	28.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.18(a)	1.19	1.19	1.20	1.19	1.19
Expenses after expense reductions (h)	0.99(a)	0.99	1.00	1.00	1.00	0.99
Net investment income (loss) (l)	1.71(a)	2.41	1.95	1.82	3.09	0.82
Portfolio turnover rate	2(n)	9	14	18	15	27
Net assets at end of period (000 omitted)	$901	$1,142	$2,224	$3,104	$4,398	$6,394
	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class C	(unaudited)
Net asset value, beginning of period	$15.41	$15.38	$14.78	$15.69	$17.84	$14.31
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.40	$0.30	$0.26	$0.56	$0.14
Net realized and unrealized gain (loss)	1.08	0.74	0.76	(0.42)	(1.30)	3.87
Total from investment operations	$1.22	$1.14	$1.06	$(0.16)	$(0.74)	$4.01
Less distributions declared to shareholders
From net investment income	$—	$(0.42)	$(0.26)	$(0.22)	$(0.59)	$(0.12)
From net realized gain	—	(0.69)	(0.20)	(0.53)	(0.82)	(0.36)

Total distributions declared to shareholders	$—	$(1.11)	$(0.46)	$(0.75)	$(1.41)	$(0.48)
Net asset value, end of period (x)	$16.63	$15.41	$15.38	$14.78	$15.69	$17.84
Total return (%) (r)(s)(t)(x)	7.92(n)	7.44	7.21	(0.76)	(4.97)	28.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.18(a)	1.19	1.19	1.20	1.19	1.19
Expenses after expense reductions (h)	0.98(a)	0.99	1.00	1.00	1.00	0.99
Net investment income (loss) (l)	1.72(a)	2.48	1.96	1.78	3.15	0.85
Portfolio turnover rate	2(n)	9	14	18	15	27
Net assets at end of period (000 omitted)	$6,557	$7,121	$7,387	$8,025	$10,573	$12,826

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2030 Fund − continued

	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class I	(unaudited)
Net asset value, beginning of period	$15.86	$15.81	$15.17	$16.12	$18.30	$14.69
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.23	$0.59	$0.46	$0.43	$0.85	$0.31
Net realized and unrealized gain (loss)	1.11	0.75	0.80	(0.45)	(1.43)	3.98
Total from investment operations	$1.34	$1.34	$1.26	$(0.02)	$(0.58)	$4.29
Less distributions declared to shareholders
From net investment income	$—	$(0.60)	$(0.42)	$(0.40)	$(0.78)	$(0.32)
From net realized gain	—	(0.69)	(0.20)	(0.53)	(0.82)	(0.36)

Total distributions declared to shareholders	$—	$(1.29)	$(0.62)	$(0.93)	$(1.60)	$(0.68)
Net asset value, end of period (x)	$17.20	$15.86	$15.81	$15.17	$16.12	$18.30
Total return (%) (r)(s)(t)(x)	8.45(n)	8.52	8.35	0.23	(4.02)	29.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.18(a)	0.19	0.19	0.20	0.19	0.19
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.73(a)	3.62	2.98	2.81	4.65	1.86
Portfolio turnover rate	2(n)	9	14	18	15	27
Net assets at end of period (000 omitted)	$9,080	$8,189	$5,535	$6,146	$6,552	$6,274
	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class R1	(unaudited)
Net asset value, beginning of period	$15.62	$15.59	$14.97	$15.89	$18.05	$14.43
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.41	$0.30	$0.28	$0.58	$0.11
Net realized and unrealized gain (loss)	1.10	0.74	0.78	(0.44)	(1.34)	3.94
Total from investment operations	$1.24	$1.15	$1.08	$(0.16)	$(0.76)	$4.05
Less distributions declared to shareholders
From net investment income	$—	$(0.43)	$(0.26)	$(0.23)	$(0.58)	$(0.07)
From net realized gain	—	(0.69)	(0.20)	(0.53)	(0.82)	(0.36)

Total distributions declared to shareholders	$—	$(1.12)	$(0.46)	$(0.76)	$(1.40)	$(0.43)
Net asset value, end of period (x)	$16.86	$15.62	$15.59	$14.97	$15.89	$18.05
Total return (%) (r)(s)(t)(x)	7.94(n)	7.40	7.24	(0.73)	(5.00)	28.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.18(a)	1.19	1.19	1.20	1.19	1.20
Expenses after expense reductions (h)	0.99(a)	0.99	1.00	1.00	1.00	0.99
Net investment income (loss) (l)	1.73(a)	2.52	1.95	1.83	3.21	0.66
Portfolio turnover rate	2(n)	9	14	18	15	27
Net assets at end of period (000 omitted)	$3,460	$3,103	$3,055	$3,347	$4,148	$5,636

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2030 Fund − continued

	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class R2	(unaudited)
Net asset value, beginning of period	$15.61	$15.57	$14.94	$15.88	$18.04	$14.47
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.18	$0.49	$0.37	$0.35	$0.65	$0.20
Net realized and unrealized gain (loss)	1.09	0.75	0.80	(0.44)	(1.31)	3.94
Total from investment operations	$1.27	$1.24	$1.17	$(0.09)	$(0.66)	$4.14
Less distributions declared to shareholders
From net investment income	$—	$(0.51)	$(0.34)	$(0.32)	$(0.68)	$(0.21)
From net realized gain	—	(0.69)	(0.20)	(0.53)	(0.82)	(0.36)

Total distributions declared to shareholders	$—	$(1.20)	$(0.54)	$(0.85)	$(1.50)	$(0.57)
Net asset value, end of period (x)	$16.88	$15.61	$15.57	$14.94	$15.88	$18.04
Total return (%) (r)(s)(t)(x)	8.14(n)	7.99	7.82	(0.26)	(4.50)	28.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.68(a)	0.69	0.69	0.70	0.69	0.70
Expenses after expense reductions (h)	0.49(a)	0.49	0.50	0.50	0.50	0.49
Net investment income (loss) (l)	2.21(a)	3.01	2.45	2.33	3.64	1.24
Portfolio turnover rate	2(n)	9	14	18	15	27
Net assets at end of period (000 omitted)	$33,239	$34,541	$35,220	$46,256	$51,968	$60,402
	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class R3	(unaudited)
Net asset value, beginning of period	$15.69	$15.65	$15.03	$15.98	$18.15	$14.57
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.20	$0.53	$0.42	$0.39	$0.69	$0.26
Net realized and unrealized gain (loss)	1.11	0.75	0.79	(0.44)	(1.31)	3.95
Total from investment operations	$1.31	$1.28	$1.21	$(0.05)	$(0.62)	$4.21
Less distributions declared to shareholders
From net investment income	$—	$(0.55)	$(0.39)	$(0.37)	$(0.73)	$(0.27)
From net realized gain	—	(0.69)	(0.20)	(0.53)	(0.82)	(0.36)

Total distributions declared to shareholders	$—	$(1.24)	$(0.59)	$(0.90)	$(1.55)	$(0.63)
Net asset value, end of period (x)	$17.00	$15.69	$15.65	$15.03	$15.98	$18.15
Total return (%) (r)(s)(t)(x)	8.35(n)	8.21	8.06	(0.01)	(4.27)	29.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.43(a)	0.44	0.44	0.45	0.44	0.44
Expenses after expense reductions (h)	0.24(a)	0.24	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.46(a)	3.24	2.73	2.59	3.84	1.58
Portfolio turnover rate	2(n)	9	14	18	15	27
Net assets at end of period (000 omitted)	$185,300	$195,870	$220,766	$199,271	$196,297	$196,178

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2030 Fund − continued

	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class R4	(unaudited)
Net asset value, beginning of period	$15.93	$15.87	$15.22	$16.17	$18.34	$14.70
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.23	$0.57	$0.44	$0.44	$0.71	$0.30
Net realized and unrealized gain (loss)	1.11	0.77	0.83	(0.46)	(1.29)	4.01
Total from investment operations	$1.34	$1.34	$1.27	$(0.02)	$(0.58)	$4.31
Less distributions declared to shareholders
From net investment income	$—	$(0.59)	$(0.42)	$(0.40)	$(0.77)	$(0.31)
From net realized gain	—	(0.69)	(0.20)	(0.53)	(0.82)	(0.36)

Total distributions declared to shareholders	$—	$(1.28)	$(0.62)	$(0.93)	$(1.59)	$(0.67)
Net asset value, end of period (x)	$17.27	$15.93	$15.87	$15.22	$16.17	$18.34
Total return (%) (r)(s)(t)(x)	8.41(n)	8.51	8.36	0.24	(4.03)	29.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.18(a)	0.19	0.19	0.20	0.19	0.20
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.73(a)	3.46	2.83	2.83	3.87	1.80
Portfolio turnover rate	2(n)	9	14	18	15	27
Net assets at end of period (000 omitted)	$40,825	$42,040	$38,081	$59,570	$58,095	$123,740
	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class R6	(unaudited)
Net asset value, beginning of period	$15.90	$15.84	$15.20	$16.15	$18.33	$14.70
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.24	$0.60	$0.49	$0.49	$0.79	$0.34
Net realized and unrealized gain (loss)	1.11	0.77	0.79	(0.48)	(1.35)	3.98
Total from investment operations	$1.35	$1.37	$1.28	$0.01	$(0.56)	$4.32
Less distributions declared to shareholders
From net investment income	$—	$(0.62)	$(0.44)	$(0.43)	$(0.80)	$(0.33)
From net realized gain	—	(0.69)	(0.20)	(0.53)	(0.82)	(0.36)

Total distributions declared to shareholders	$—	$(1.31)	$(0.64)	$(0.96)	$(1.62)	$(0.69)
Net asset value, end of period (x)	$17.25	$15.90	$15.84	$15.20	$16.15	$18.33
Total return (%) (r)(s)(t)(x)	8.49(n)	8.68	8.49	0.40	(3.92)	29.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.05(a)	0.06	0.06	0.06	0.05	0.06
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.86(a)	3.62	3.14	3.17	4.34	2.01
Portfolio turnover rate	2(n)	9	14	18	15	27
Net assets at end of period (000 omitted)	$376,176	$357,861	$382,157	$288,629	$316,077	$300,098

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2030 Fund − continued

(a) Annualized.

(d) Per share data is based on average shares outstanding.

(h)In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n) Not annualized.

(r)Certain expenses have been reduced without which performance would have been lower.

(s)From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(t)Total returns do not include any applicable sales charges.

(x)The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2035 Fund

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class A	(unaudited)
Net asset value, beginning of period	$17.51	$16.96	$15.67	$16.63	$18.63	$13.79
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.15	$0.51	$0.37	$0.38	$0.88	$0.23
Net realized and unrealized gain (loss)	1.76	0.96	1.36	(0.40)	(1.44)	5.04
Total from investment operations	$1.91	$1.47	$1.73	$(0.02)	$(0.56)	$5.27
Less distributions declared to shareholders
From net investment income	$—	$(0.52)	$(0.33)	$(0.37)	$(0.86)	$(0.23)
From net realized gain	—	(0.40)	(0.11)	(0.57)	(0.58)	(0.20)
Total distributions declared to shareholders	$—	$(0.92)	$(0.44)	$(0.94)	$(1.44)	$(0.43)
Net asset value, end of period (x)	$19.42	$17.51	$16.96	$15.67	$16.63	$18.63
Total return (%) (r)(s)(t)(x)	10.91(n)	8.65	11.13	0.27	(3.84)	38.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.44(a)	0.46	0.46	0.47	0.47	0.48
Expenses after expense reductions (h)	0.24(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	1.57(a)	2.86	2.29	2.44	4.67	1.41
Portfolio turnover rate	6(n)	14	11	24	18	28
Net assets at end of period (000 omitted)	$52,294	$47,516	$42,511	$32,421	$29,272	$27,770

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2035 Fund − continued

	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class B	(unaudited)
Net asset value, beginning of period	$17.51	$16.91	$15.59	$16.52	$18.50	$13.70
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08	$0.37	$0.23	$0.26	$0.69	$0.11
Net realized and unrealized gain (loss)	1.77	0.96	1.36	(0.39)	(1.39)	4.99
Total from investment operations	$1.85	$1.33	$1.59	$(0.13)	$(0.70)	$5.10
Less distributions declared to shareholders
From net investment income	$—	$(0.33)	$(0.16)	$(0.23)	$(0.70)	$(0.10)
From net realized gain	—	(0.40)	(0.11)	(0.57)	(0.58)	(0.20)

Total distributions declared to shareholders	$—	$(0.73)	$(0.27)	$(0.80)	$(1.28)	$(0.30)
Net asset value, end of period (x)	$19.36	$17.51	$16.91	$15.59	$16.52	$18.50
Total return (%) (r)(s)(t)(x)	10.57(n)	7.85	10.24	(0.48)	(4.53)	37.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19(a)	1.21	1.22	1.22	1.22	1.23
Expenses after expense reductions (h)	0.99(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	0.81(a)	2.06	1.43	1.66	3.72	0.65
Portfolio turnover rate	6(n)	14	11	24	18	28
Net assets at end of period (000 omitted)	$276	$334	$697	$1,067	$1,370	$1,597
	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class C	(unaudited)
Net asset value, beginning of period	$17.20	$16.66	$15.42	$16.40	$18.38	$13.62
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08	$0.36	$0.24	$0.27	$0.69	$0.10
Net realized and unrealized gain (loss)	1.73	0.95	1.33	(0.41)	(1.37)	4.97
Total from investment operations	$1.81	$1.31	$1.57	$(0.14)	$(0.68)	$5.07
Less distributions declared to shareholders
From net investment income	$—	$(0.37)	$(0.22)	$(0.27)	$(0.72)	$(0.11)
From net realized gain	—	(0.40)	(0.11)	(0.57)	(0.58)	(0.20)

Total distributions declared to shareholders	$—	$(0.77)	$(0.33)	$(0.84)	$(1.30)	$(0.31)
Net asset value, end of period (x)	$19.01	$17.20	$16.66	$15.42	$16.40	$18.38
Total return (%) (r)(s)(t)(x)	10.52(n)	7.87	10.27	(0.55)	(4.50)	37.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19(a)	1.21	1.21	1.22	1.22	1.23
Expenses after expense reductions (h)	0.99(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	0.82(a)	2.07	1.52	1.74	3.72	0.63
Portfolio turnover rate	6(n)	14	11	24	18	28
Net assets at end of period (000 omitted)	$5,561	$5,367	$5,285	$4,272	$3,413	$3,514

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2035 Fund − continued

	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class I	(unaudited)
Net asset value, beginning of period	$17.57	$17.02	$15.72	$16.69	$18.68	$13.82
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.17	$0.56	$0.42	$0.45	$0.88	$0.27
Net realized and unrealized gain (loss)	1.78	0.95	1.36	(0.44)	(1.38)	5.05
Total from investment operations	$1.95	$1.51	$1.78	$0.01	$(0.50)	$5.32
Less distributions declared to shareholders
From net investment income	$—	$(0.56)	$(0.37)	$(0.41)	$(0.91)	$(0.26)
From net realized gain	—	(0.40)	(0.11)	(0.57)	(0.58)	(0.20)

Total distributions declared to shareholders	$—	$(0.96)	$(0.48)	$(0.98)	$(1.49)	$(0.46)
Net asset value, end of period (x)	$19.52	$17.57	$17.02	$15.72	$16.69	$18.68
Total return (%) (r)(s)(t)(x)	11.10(n)	8.88	11.44	0.48	(3.55)	38.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.19(a)	0.21	0.21	0.22	0.22	0.23
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.81(a)	3.09	2.54	2.83	4.69	1.66
Portfolio turnover rate	6(n)	14	11	24	18	28
Net assets at end of period (000 omitted)	$9,450	$8,645	$8,302	$1,953	$1,365	$1,267
	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class R1	(unaudited)
Net asset value, beginning of period	$17.42	$16.88	$15.61	$16.59	$18.59	$13.70
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08	$0.38	$0.24	$0.26	$0.72	$(0.01)
Net realized and unrealized gain (loss)	1.76	0.95	1.35	(0.40)	(1.42)	5.10
Total from investment operations	$1.84	$1.33	$1.59	$(0.14)	$(0.70)	$5.09
Less distributions declared to shareholders
From net investment income	$—	$(0.39)	$(0.21)	$(0.27)	$(0.72)	$—
From net realized gain	—	(0.40)	(0.11)	(0.57)	(0.58)	(0.20)

Total distributions declared to shareholders	$—	$(0.79)	$(0.32)	$(0.84)	$(1.30)	$(0.20)
Net asset value, end of period (x)	$19.26	$17.42	$16.88	$15.61	$16.59	$18.59
Total return (%) (r)(s)(t)(x)	10.56(n)	7.85	10.25	(0.50)	(4.52)	37.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19(a)	1.21	1.21	1.22	1.22	1.24
Expenses after expense reductions (h)	0.99(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	0.81(a)	2.11	1.46	1.64	3.84	(0.05)
Portfolio turnover rate	6(n)	14	11	24	18	28
Net assets at end of period (000 omitted)	$1,345	$1,358	$1,229	$998	$932	$470

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2035 Fund − continued

	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class R2	(unaudited)
Net asset value, beginning of period	$17.55	$16.98	$15.68	$16.64	$18.61	$13.75
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12	$0.47	$0.32	$0.34	$0.75	$0.16
Net realized and unrealized gain (loss)	1.78	0.96	1.37	(0.41)	(1.35)	5.04
Total from investment operations	$1.90	$1.43	$1.69	$(0.07)	$(0.60)	$5.20
Less distributions declared to shareholders
From net investment income	$—	$(0.46)	$(0.28)	$(0.32)	$(0.79)	$(0.14)
From net realized gain	—	(0.40)	(0.11)	(0.57)	(0.58)	(0.20)

Total distributions declared to shareholders	$—	$(0.86)	$(0.39)	$(0.89)	$(1.37)	$(0.34)
Net asset value, end of period (x)	$19.45	$17.55	$16.98	$15.68	$16.64	$18.61
Total return (%) (r)(s)(t)(x)	10.83(n)	8.42	10.85	(0.05)	(4.01)	38.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.69(a)	0.71	0.72	0.72	0.72	0.74
Expenses after expense reductions (h)	0.49(a)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	1.31(a)	2.62	1.98	2.19	4.01	0.97
Portfolio turnover rate	6(n)	14	11	24	18	28
Net assets at end of period (000 omitted)	$13,926	$13,189	$14,018	$14,659	$17,075	$20,783
	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class R3	(unaudited)
Net asset value, beginning of period	$17.55	$16.99	$15.69	$16.65	$18.64	$13.80
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.15	$0.51	$0.36	$0.38	$0.83	$0.23
Net realized and unrealized gain (loss)	1.78	0.96	1.38	(0.40)	(1.38)	5.04
Total from investment operations	$1.93	$1.47	$1.74	$(0.02)	$(0.55)	$5.27
Less distributions declared to shareholders
From net investment income	$—	$(0.51)	$(0.33)	$(0.37)	$(0.86)	$(0.23)
From net realized gain	—	(0.40)	(0.11)	(0.57)	(0.58)	(0.20)

Total distributions declared to shareholders	$—	$(0.91)	$(0.44)	$(0.94)	$(1.44)	$(0.43)
Net asset value, end of period (x)	$19.48	$17.55	$16.99	$15.69	$16.65	$18.64
Total return (%) (r)(s)(t)(x)	11.00(n)	8.65	11.14	0.24	(3.81)	38.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.44(a)	0.46	0.46	0.47	0.47	0.48
Expenses after expense reductions (h)	0.24(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	1.56(a)	2.82	2.24	2.41	4.41	1.40
Portfolio turnover rate	6(n)	14	11	24	18	28
Net assets at end of period (000 omitted)	$162,555	$155,985	$177,887	$140,851	$142,758	$141,555

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2035 Fund − continued

	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class R4	(unaudited)
Net asset value, beginning of period	$17.73	$17.15	$15.81	$16.78	$18.76	$13.87
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.17	$0.54	$0.35	$0.42	$0.78	$0.25
Net realized and unrealized gain (loss)	1.79	1.00	1.45	(0.41)	(1.29)	5.09
Total from investment operations	$1.96	$1.54	$1.80	$0.01	$(0.51)	$5.34
Less distributions declared to shareholders
From net investment income	$—	$(0.56)	$(0.35)	$(0.41)	$(0.89)	$(0.25)
From net realized gain	—	(0.40)	(0.11)	(0.57)	(0.58)	(0.20)

Total distributions declared to shareholders	$—	$(0.96)	$(0.46)	$(0.98)	$(1.47)	$(0.45)
Net asset value, end of period (x)	$19.69	$17.73	$17.15	$15.81	$16.78	$18.76
Total return (%) (r)(s)(t)(x)	11.05(n)	8.97	11.45	0.44	(3.56)	38.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.19(a)	0.21	0.22	0.22	0.22	0.23
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.81(a)	2.99	2.16	2.65	4.12	1.56
Portfolio turnover rate	6(n)	14	11	24	18	28
Net assets at end of period (000 omitted)	$27,066	$25,267	$27,498	$45,521	$39,766	$89,097
	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class R6	(unaudited)
Net asset value, beginning of period	$17.69	$17.12	$15.80	$16.77	$18.76	$13.87
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.19	$0.59	$0.44	$0.50	$0.94	$0.31
Net realized and unrealized gain (loss)	1.78	0.97	1.38	(0.47)	(1.42)	5.07
Total from investment operations	$1.97	$1.56	$1.82	$0.03	$(0.48)	$5.38
Less distributions declared to shareholders
From net investment income	$—	$(0.59)	$(0.39)	$(0.43)	$(0.93)	$(0.29)
From net realized gain	—	(0.40)	(0.11)	(0.57)	(0.58)	(0.20)

Total distributions declared to shareholders	$—	$(0.99)	$(0.50)	$(1.00)	$(1.51)	$(0.49)
Net asset value, end of period (x)	$19.66	$17.69	$17.12	$15.80	$16.77	$18.76
Total return (%) (r)(s)(t)(x)	11.14(n)	9.09	11.59	0.61	(3.42)	39.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.06(a)	0.07	0.07	0.07	0.07	0.09
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.95(a)	3.26	2.66	3.13	4.97	1.86
Portfolio turnover rate	6(n)	14	11	24	18	28
Net assets at end of period (000 omitted)	$377,431	$346,605	$315,531	$223,670	$237,753	$206,449

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2035 Fund − continued

(a) Annualized.

(d) Per share data is based on average shares outstanding.

(h)In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n) Not annualized.

(r)Certain expenses have been reduced without which performance would have been lower.

(s)From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(t)Total returns do not include any applicable sales charges.

(x)The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2040 Fund

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class A	(unaudited)
Net asset value, beginning of period	$19.27	$18.65	$17.01	$18.03	$20.33	$14.79
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08	$0.51	$0.34	$0.39	$0.94	$0.21
Net realized and unrealized gain (loss)	2.48	1.11	1.91	(0.39)	(1.48)	5.86
Total from investment operations	$2.56	$1.62	$2.25	$0.00(w)	$(0.54)	$6.07
Less distributions declared to shareholders
From net investment income	$—	$(0.52)	$(0.31)	$(0.39)	$(0.97)	$(0.22)
From net realized gain	—	(0.48)	(0.30)	(0.63)	(0.79)	(0.31)
Total distributions declared to shareholders	$—	$(1.00)	$(0.61)	$(1.02)	$(1.76)	$(0.53)
Net asset value, end of period (x)	$21.83	$19.27	$18.65	$17.01	$18.03	$20.33
Total return (%) (r)(s)(t)(x)	13.28(n)	8.63	13.33	0.39	(3.60)	41.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.43(a)	0.45	0.45	0.46	0.45	0.46
Expenses after expense reductions (h)	0.24(a)	0.25	0.25	0.25	0.25	0.24
Net investment income (loss) (l)	0.80(a)	2.58	1.89	2.29	4.60	1.21
Portfolio turnover rate	4(n)	13	9	18	14	27
Net assets at end of period (000 omitted)	$82,361	$73,805	$67,188	$51,443	$50,245	$56,524

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2040 Fund − continued

	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class B	(unaudited)
Net asset value, beginning of period	$19.27	$18.61	$16.93	$17.92	$20.20	$14.68
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.00	$0.34	$0.18	$0.26	$0.78	$0.08
Net realized and unrealized gain (loss)	2.48	1.12	1.93	(0.39)	(1.48)	5.81
Total from investment operations	$2.48	$1.46	$2.11	$(0.13)	$(0.70)	$5.89
Less distributions declared to shareholders
From net investment income	$—	$(0.32)	$(0.13)	$(0.23)	$(0.79)	$(0.06)
From net realized gain	—	(0.48)	(0.30)	(0.63)	(0.79)	(0.31)

Total distributions declared to shareholders	$—	$(0.80)	$(0.43)	$(0.86)	$(1.58)	$(0.37)
Net asset value, end of period (x)	$21.75	$19.27	$18.61	$16.93	$17.92	$20.20
Total return (%) (r)(s)(t)(x)	12.87(n)	7.80	12.50	(0.40)	(4.34)	40.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.18(a)	1.20	1.20	1.21	1.20	1.21
Expenses after expense reductions (h)	0.99(a)	1.00	1.00	1.00	1.00	0.99
Net investment income (loss) (l)	0.03(a)	1.73	1.04	1.52	3.85	0.44
Portfolio turnover rate	4(n)	13	9	18	14	27
Net assets at end of period (000 omitted)	$668	$956	$1,381	$1,972	$2,641	$3,527
	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class C	(unaudited)
Net asset value, beginning of period	$18.82	$18.23	$16.64	$17.64	$19.94	$14.48
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.34	$0.20	$0.26	$0.77	$0.08
Net realized and unrealized gain (loss)	2.41	1.09	1.86	(0.37)	(1.46)	5.73
Total from investment operations	$2.42	$1.43	$2.06	$(0.11)	$(0.69)	$5.81
Less distributions declared to shareholders
From net investment income	$—	$(0.36)	$(0.17)	$(0.26)	$(0.82)	$(0.04)
From net realized gain	—	(0.48)	(0.30)	(0.63)	(0.79)	(0.31)

Total distributions declared to shareholders	$—	$(0.84)	$(0.47)	$(0.89)	$(1.61)	$(0.35)
Net asset value, end of period (x)	$21.24	$18.82	$18.23	$16.64	$17.64	$19.94
Total return (%) (r)(s)(t)(x)	12.86(n)	7.80	12.46	(0.30)	(4.40)	40.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.18(a)	1.20	1.20	1.21	1.20	1.22
Expenses after expense reductions (h)	0.99(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	0.06(a)	1.75	1.13	1.57	3.84	0.48
Portfolio turnover rate	4(n)	13	9	18	14	27
Net assets at end of period (000 omitted)	$5,832	$5,907	$6,208	$6,747	$7,809	$8,727

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2040 Fund − continued

	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class I	(unaudited)
Net asset value, beginning of period	$19.44	$18.81	$17.15	$18.17	$20.49	$14.91
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11	$0.56	$0.40	$0.47	$1.04	$0.28
Net realized and unrealized gain (loss)	2.50	1.12	1.91	(0.42)	(1.54)	5.88
Total from investment operations	$2.61	$1.68	$2.31	$0.05	$(0.50)	$6.16
Less distributions declared to shareholders
From net investment income	$—	$(0.57)	$(0.35)	$(0.44)	$(1.03)	$(0.27)
From net realized gain	—	(0.48)	(0.30)	(0.63)	(0.79)	(0.31)

Total distributions declared to shareholders	$—	$(1.05)	$(0.65)	$(1.07)	$(1.82)	$(0.58)
Net asset value, end of period (x)	$22.05	$19.44	$18.81	$17.15	$18.17	$20.49
Total return (%) (r)(s)(t)(x)	13.43(n)	8.88	13.60	0.68	(3.41)	41.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.18(a)	0.20	0.20	0.21	0.20	0.21
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.05(a)	2.80	2.19	2.75	5.06	1.57
Portfolio turnover rate	4(n)	13	9	18	14	27
Net assets at end of period (000 omitted)	$16,497	$14,339	$13,391	$7,846	$5,129	$3,870
	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class R1	(unaudited)
Net asset value, beginning of period	$19.06	$18.46	$16.84	$17.82	$20.13	$14.61
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.00	$0.35	$0.19	$0.25	$0.79	$0.05
Net realized and unrealized gain (loss)	2.46	1.10	1.90	(0.37)	(1.48)	5.81
Total from investment operations	$2.46	$1.45	$2.09	$(0.12)	$(0.69)	$5.86
Less distributions declared to shareholders
From net investment income	$—	$(0.37)	$(0.17)	$(0.23)	$(0.83)	$(0.03)
From net realized gain	—	(0.48)	(0.30)	(0.63)	(0.79)	(0.31)

Total distributions declared to shareholders	$—	$(0.85)	$(0.47)	$(0.86)	$(1.62)	$(0.34)
Net asset value, end of period (x)	$21.52	$19.06	$18.46	$16.84	$17.82	$20.13
Total return (%) (r)(s)(t)(x)	12.91(n)	7.82	12.46	(0.35)	(4.36)	40.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.18(a)	1.20	1.20	1.21	1.20	1.22
Expenses after expense reductions (h)	0.99(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	0.05(a)	1.80	1.07	1.46	3.90	0.29
Portfolio turnover rate	4(n)	13	9	18	14	27
Net assets at end of period (000 omitted)	$3,124	$3,135	$3,012	$3,063	$4,001	$3,965

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2040 Fund − continued

	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class R2	(unaudited)
Net asset value, beginning of period	$19.15	$18.53	$16.90	$17.91	$20.21	$14.70
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.06	$0.45	$0.28	$0.34	$0.87	$0.16
Net realized and unrealized gain (loss)	2.46	1.11	1.91	(0.38)	(1.46)	5.82
Total from investment operations	$2.52	$1.56	$2.19	$(0.04)	$(0.59)	$5.98
Less distributions declared to shareholders
From net investment income	$—	$(0.46)	$(0.26)	$(0.34)	$(0.92)	$(0.16)
From net realized gain	—	(0.48)	(0.30)	(0.63)	(0.79)	(0.31)

Total distributions declared to shareholders	$—	$(0.94)	$(0.56)	$(0.97)	$(1.71)	$(0.47)
Net asset value, end of period (x)	$21.67	$19.15	$18.53	$16.90	$17.91	$20.21
Total return (%) (r)(s)(t)(x)	13.16(n)	8.40	13.03	0.14	(3.89)	40.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.68(a)	0.70	0.70	0.71	0.70	0.72
Expenses after expense reductions (h)	0.49(a)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	0.55(a)	2.29	1.59	2.00	4.26	0.90
Portfolio turnover rate	4(n)	13	9	18	14	27
Net assets at end of period (000 omitted)	$42,479	$38,622	$40,651	$40,810	$44,155	$53,097
	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class R3	(unaudited)
Net asset value, beginning of period	$19.26	$18.64	$17.00	$18.02	$20.33	$14.80
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08	$0.50	$0.33	$0.39	$0.94	$0.22
Net realized and unrealized gain (loss)	2.49	1.11	1.92	(0.39)	(1.48)	5.84
Total from investment operations	$2.57	$1.61	$2.25	$0.00(w)	$(0.54)	$6.06
Less distributions declared to shareholders
From net investment income	$—	$(0.51)	$(0.31)	$(0.39)	$(0.98)	$(0.22)
From net realized gain	—	(0.48)	(0.30)	(0.63)	(0.79)	(0.31)

Total distributions declared to shareholders	$—	$(0.99)	$(0.61)	$(1.02)	$(1.77)	$(0.53)
Net asset value, end of period (x)	$21.83	$19.26	$18.64	$17.00	$18.02	$20.33
Total return (%) (r)(s)(t)(x)	13.34(n)	8.61	13.31	0.39	(3.63)	41.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.43(a)	0.45	0.45	0.46	0.45	0.46
Expenses after expense reductions (h)	0.24(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	0.80(a)	2.53	1.86	2.27	4.60	1.26
Portfolio turnover rate	4(n)	13	9	18	14	27
Net assets at end of period (000 omitted)	$203,493	$192,893	$215,273	$176,070	$171,589	$156,544

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2040 Fund − continued

	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class R4	(unaudited)
Net asset value, beginning of period	$19.57	$18.92	$17.24	$18.26	$20.56	$14.94
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11	$0.54	$0.35	$0.43	$0.91	$0.25
Net realized and unrealized gain (loss)	2.52	1.15	1.97	(0.39)	(1.40)	5.93
Total from investment operations	$2.63	$1.69	$2.32	$0.04	$(0.49)	$6.18
Less distributions declared to shareholders
From net investment income	$—	$(0.56)	$(0.34)	$(0.43)	$(1.02)	$(0.25)
From net realized gain	—	(0.48)	(0.30)	(0.63)	(0.79)	(0.31)

Total distributions declared to shareholders	$—	$(1.04)	$(0.64)	$(1.06)	$(1.81)	$(0.56)
Net asset value, end of period (x)	$22.20	$19.57	$18.92	$17.24	$18.26	$20.56
Total return (%) (r)(s)(t)(x)	13.44(n)	8.90	13.58	0.64	(3.38)	41.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.18(a)	0.20	0.20	0.21	0.20	0.22
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.05(a)	2.68	1.95	2.50	4.36	1.40
Portfolio turnover rate	4(n)	13	9	18	14	27
Net assets at end of period (000 omitted)	$44,612	$40,946	$41,884	$51,695	$41,621	$105,822
	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class R6	(unaudited)
Net asset value, beginning of period	$19.54	$18.89	$17.22	$18.24	$20.55	$14.94
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.13	$0.58	$0.41	$0.51	$1.06	$0.31
Net realized and unrealized gain (loss)	2.51	1.14	1.93	(0.44)	(1.52)	5.89
Total from investment operations	$2.64	$1.72	$2.34	$0.07	$(0.46)	$6.20
Less distributions declared to shareholders
From net investment income	$—	$(0.59)	$(0.37)	$(0.46)	$(1.06)	$(0.28)
From net realized gain	—	(0.48)	(0.30)	(0.63)	(0.79)	(0.31)

Total distributions declared to shareholders	$—	$(1.07)	$(0.67)	$(1.09)	$(1.85)	$(0.59)
Net asset value, end of period (x)	$22.18	$19.54	$18.89	$17.22	$18.24	$20.55
Total return (%) (r)(s)(t)(x)	13.51(n)	9.08	13.72	0.80	(3.24)	41.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.05(a)	0.06	0.06	0.07	0.06	0.08
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.18(a)	2.90	2.30	2.98	5.12	1.69
Portfolio turnover rate	4(n)	13	9	18	14	27
Net assets at end of period (000 omitted)	$439,165	$394,674	$378,212	$273,761	$243,550	$221,571

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2040 Fund − continued

(a) Annualized.

(d) Per share data is based on average shares outstanding.

(h)In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n) Not annualized.

(r)Certain expenses have been reduced without which performance would have been lower.

(s)From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(t)Total returns do not include any applicable sales charges.

(w)Per share amount was less than $0.01.

(x)The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2045 Fund

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class A	(unaudited)
Net asset value, beginning of period	$19.18	$18.49	$16.73	$17.72	$19.84	$14.08
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.46	$0.30	$0.36	$0.97	$0.19
Net realized and unrealized gain (loss)	2.63	1.15	2.01	(0.36)	(1.46)	5.97
Total from investment operations	$2.68	$1.61	$2.31	$0.00	$(0.49)	$6.16
Less distributions declared to shareholders
From net investment income	$—	$(0.46)	$(0.28)	$(0.36)	$(0.98)	$(0.19)
From net realized gain	—	(0.46)	(0.27)	(0.63)	(0.65)	(0.21)
Total distributions declared to shareholders	$—	$(0.92)	$(0.55)	$(0.99)	$(1.63)	$(0.40)
Net asset value, end of period (x)	$21.86	$19.18	$18.49	$16.73	$17.72	$19.84
Total return (%) (r)(s)(t)(x)	13.97(n)	8.65	13.87	0.37	(3.41)	44.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.45(a)	0.48	0.48	0.50	0.49	0.51
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	0.45(a)	2.32	1.69	2.14	4.83	1.09
Portfolio turnover rate	3(n)	14	9	23	18	30
Net assets at end of period (000 omitted)	$38,947	$36,371	$34,162	$23,665	$19,763	$18,980

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2045 Fund − continued

	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class B	(unaudited)
Net asset value, beginning of period	$19.16	$18.42	$16.64	$17.60	$19.71	$14.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)	$0.30	$0.14	$0.23	$0.79	$0.05
Net realized and unrealized gain (loss)	2.63	1.16	2.01	(0.35)	(1.44)	5.93
Total from investment operations	$2.60	$1.46	$2.15	$(0.12)	$(0.65)	$5.98
Less distributions declared to shareholders
From net investment income	$—	$(0.26)	$(0.10)	$(0.21)	$(0.81)	$(0.06)
From net realized gain	—	(0.46)	(0.27)	(0.63)	(0.65)	(0.21)

Total distributions declared to shareholders	$—	$(0.72)	$(0.37)	$(0.84)	$(1.46)	$(0.27)
Net asset value, end of period (x)	$21.76	$19.16	$18.42	$16.64	$17.60	$19.71
Total return (%) (r)(s)(t)(x)	13.57(n)	7.86	12.99	(0.36)	(4.13)	42.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.20(a)	1.22	1.23	1.25	1.24	1.26
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.30)(a)	1.53	0.80	1.39	3.98	0.30
Portfolio turnover rate	3(n)	14	9	23	18	30
Net assets at end of period (000 omitted)	$212	$264	$435	$676	$736	$930
	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class C	(unaudited)
Net asset value, beginning of period	$18.88	$18.20	$16.49	$17.50	$19.62	$13.91
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)	$0.30	$0.15	$0.25	$0.78	$0.05
Net realized and unrealized gain (loss)	2.59	1.15	1.98	(0.38)	(1.42)	5.90
Total from investment operations	$2.56	$1.45	$2.13	$(0.13)	$(0.64)	$5.95
Less distributions declared to shareholders
From net investment income	$—	$(0.31)	$(0.15)	$(0.25)	$(0.83)	$(0.03)
From net realized gain	—	(0.46)	(0.27)	(0.63)	(0.65)	(0.21)

Total distributions declared to shareholders	$—	$(0.77)	$(0.42)	$(0.88)	$(1.48)	$(0.24)
Net asset value, end of period (x)	$21.44	$18.88	$18.20	$16.49	$17.50	$19.62
Total return (%) (r)(s)(t)(x)	13.56(n)	7.87	12.99	(0.38)	(4.13)	43.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.20(a)	1.22	1.23	1.25	1.24	1.27
Expenses after expense reductions (h)	0.99(a)	1.00	1.00	1.00	1.00	0.99
Net investment income (loss) (l)	(0.29)(a)	1.56	0.88	1.52	3.93	0.30
Portfolio turnover rate	3(n)	14	9	23	18	30
Net assets at end of period (000 omitted)	$3,170	$3,064	$3,204	$2,642	$2,027	$1,943

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2045 Fund − continued

	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class I	(unaudited)
Net asset value, beginning of period	$19.32	$18.61	$16.84	$17.82	$19.94	$14.15
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08	$0.50	$0.35	$0.39	$1.01	$0.24
Net realized and unrealized gain (loss)	2.64	1.18	2.01	(0.35)	(1.45)	6.00
Total from investment operations	$2.72	$1.68	$2.36	$0.04	$(0.44)	$6.24
Less distributions declared to shareholders
From net investment income	$—	$(0.51)	$(0.32)	$(0.39)	$(1.03)	$(0.24)
From net realized gain	—	(0.46)	(0.27)	(0.63)	(0.65)	(0.21)

Total distributions declared to shareholders	$—	$(0.97)	$(0.59)	$(1.02)	$(1.68)	$(0.45)
Net asset value, end of period (x)	$22.04	$19.32	$18.61	$16.84	$17.82	$19.94
Total return (%) (r)(s)(t)(x)	14.08(n)	8.96	14.11	0.66	(3.17)	44.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.20(a)	0.22	0.22	0.25	0.24	0.25
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.71(a)	2.54	1.98	2.32	5.03	1.37
Portfolio turnover rate	3(n)	14	9	23	18	30
Net assets at end of period (000 omitted)	$13,699	$12,335	$11,779	$3,190	$2,458	$2,145
	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class R1	(unaudited)
Net asset value, beginning of period	$19.09	$18.41	$16.68	$17.67	$19.74	$13.97
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)	$0.31	$0.15	$0.23	$0.69	$(0.04)
Net realized and unrealized gain (loss)	2.61	1.16	2.00	(0.35)	(1.34)	6.02
Total from investment operations	$2.58	$1.47	$2.15	$(0.12)	$(0.65)	$5.98
Less distributions declared to shareholders
From net investment income	$—	$(0.33)	$(0.15)	$(0.24)	$(0.77)	$—
From net realized gain	—	(0.46)	(0.27)	(0.63)	(0.65)	(0.21)

Total distributions declared to shareholders	$—	$(0.79)	$(0.42)	$(0.87)	$(1.42)	$(0.21)
Net asset value, end of period (x)	$21.67	$19.09	$18.41	$16.68	$17.67	$19.74
Total return (%) (r)(s)(t)(x)	13.51(n)	7.91	12.93	(0.36)	(4.13)	42.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.20(a)	1.23	1.23	1.25	1.24	1.28
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.29)(a)	1.58	0.85	1.39	3.47	(0.25)
Portfolio turnover rate	3(n)	14	9	23	18	30
Net assets at end of period (000 omitted)	$857	$774	$636	$522	$398	$552

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2045 Fund − continued

	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class R2	(unaudited)
Net asset value, beginning of period	$19.14	$18.45	$16.68	$17.66	$19.75	$14.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.42	$0.23	$0.31	$0.84	$0.11
Net realized and unrealized gain (loss)	2.63	1.14	2.02	(0.36)	(1.38)	5.96
Total from investment operations	$2.65	$1.56	$2.25	$(0.05)	$(0.54)	$6.07
Less distributions declared to shareholders
From net investment income	$—	$(0.41)	$(0.21)	$(0.30)	$(0.90)	$(0.11)
From net realized gain	—	(0.46)	(0.27)	(0.63)	(0.65)	(0.21)

Total distributions declared to shareholders	$—	$(0.87)	$(0.48)	$(0.93)	$(1.55)	$(0.32)
Net asset value, end of period (x)	$21.79	$19.14	$18.45	$16.68	$17.66	$19.75
Total return (%) (r)(s)(t)(x)	13.85(n)	8.39	13.59	0.09	(3.62)	43.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.70(a)	0.72	0.73	0.75	0.74	0.77
Expenses after expense reductions (h)	0.50(a)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	0.20(a)	2.14	1.32	1.84	4.21	0.67
Portfolio turnover rate	3(n)	14	9	23	18	30
Net assets at end of period (000 omitted)	$11,011	$9,961	$9,755	$10,413	$11,276	$15,161
	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class R3	(unaudited)
Net asset value, beginning of period	$19.18	$18.48	$16.72	$17.70	$19.82	$14.07
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.46	$0.29	$0.36	$0.92	$0.18
Net realized and unrealized gain (loss)	2.62	1.16	2.01	(0.36)	(1.41)	5.97
Total from investment operations	$2.67	$1.62	$2.30	$0.00	$(0.49)	$6.15
Less distributions declared to shareholders
From net investment income	$—	$(0.46)	$(0.27)	$(0.35)	$(0.98)	$(0.19)
From net realized gain	—	(0.46)	(0.27)	(0.63)	(0.65)	(0.21)

Total distributions declared to shareholders	$—	$(0.92)	$(0.54)	$(0.98)	$(1.63)	$(0.40)
Net asset value, end of period (x)	$21.85	$19.18	$18.48	$16.72	$17.70	$19.82
Total return (%) (r)(s)(t)(x)	13.92(n)	8.68	13.85	0.39	(3.42)	44.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.45(a)	0.47	0.48	0.50	0.49	0.51
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	0.45(a)	2.32	1.64	2.13	4.61	1.08
Portfolio turnover rate	3(n)	14	9	23	18	30
Net assets at end of period (000 omitted)	$160,243	$145,617	$165,730	$129,497	$127,223	$109,034

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2045 Fund − continued

	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class R4	(unaudited)
Net asset value, beginning of period	$19.37	$18.65	$16.86	$17.84	$19.94	$14.14
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08	$0.49	$0.29	$0.40	$0.85	$0.21
Net realized and unrealized gain (loss)	2.65	1.20	2.07	(0.36)	(1.30)	6.02
Total from investment operations	$2.73	$1.69	$2.36	$0.04	$(0.45)	$6.23
Less distributions declared to shareholders
From net investment income	$—	$(0.51)	$(0.30)	$(0.39)	$(1.00)	$(0.22)
From net realized gain	—	(0.46)	(0.27)	(0.63)	(0.65)	(0.21)

Total distributions declared to shareholders	$—	$(0.97)	$(0.57)	$(1.02)	$(1.65)	$(0.43)
Net asset value, end of period (x)	$22.10	$19.37	$18.65	$16.86	$17.84	$19.94
Total return (%) (r)(s)(t)(x)	14.09(n)	8.98	14.11	0.64	(3.17)	44.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.20(a)	0.23	0.23	0.25	0.24	0.27
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.70(a)	2.48	1.63	2.38	4.18	1.23
Portfolio turnover rate	3(n)	14	9	23	18	30
Net assets at end of period (000 omitted)	$21,028	$20,375	$20,246	$23,492	$20,668	$68,489
	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class R6	(unaudited)
Net asset value, beginning of period	$19.33	$18.62	$16.84	$17.82	$19.93	$14.14
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09	$0.54	$0.36	$0.50	$1.05	$0.27
Net realized and unrealized gain (loss)	2.65	1.17	2.02	(0.43)	(1.46)	5.98
Total from investment operations	$2.74	$1.71	$2.38	$0.07	$(0.41)	$6.25
Less distributions declared to shareholders
From net investment income	$—	$(0.54)	$(0.33)	$(0.42)	$(1.05)	$(0.25)
From net realized gain	—	(0.46)	(0.27)	(0.63)	(0.65)	(0.21)

Total distributions declared to shareholders	$—	$(1.00)	$(0.60)	$(1.05)	$(1.70)	$(0.46)
Net asset value, end of period (x)	$22.07	$19.33	$18.62	$16.84	$17.82	$19.93
Total return (%) (r)(s)(t)(x)	14.17(n)	9.11	14.27	0.82	(2.99)	44.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.06(a)	0.08	0.08	0.10	0.09	0.11
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.84(a)	2.70	2.03	2.99	5.23	1.56
Portfolio turnover rate	3(n)	14	9	23	18	30
Net assets at end of period (000 omitted)	$314,878	$287,225	$261,476	$197,399	$166,911	$140,992

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2045 Fund − continued

(a) Annualized.

(d) Per share data is based on average shares outstanding.

(h)In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n) Not annualized.

(r)Certain expenses have been reduced without which performance would have been lower.

(s)From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(t)Total returns do not include any applicable sales charges.

(x)The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2050 Fund

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class A	(unaudited)
Net asset value, beginning of period	$23.11	$22.21	$20.09	$21.30	$23.98	$16.99
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.51	$0.32	$0.43	$1.17	$0.22
Net realized and unrealized gain (loss)	3.34	1.44	2.51	(0.44)	(1.73)	7.23
Total from investment operations	$3.36	$1.95	$2.83	$(0.01)	$(0.56)	$7.45
Less distributions declared to shareholders
From net investment income	$—	$(0.52)	$(0.31)	$(0.44)	$(1.18)	$(0.23)
From net realized gain	—	(0.53)	(0.40)	(0.76)	(0.94)	(0.23)
Total distributions declared to shareholders	$—	$(1.05)	$(0.71)	$(1.20)	$(2.12)	$(0.46)
Net asset value, end of period	$26.47	$23.11	$22.21	$20.09	$21.30	$23.98
Total return (%) (r)(s)(t)(x)	14.54(n)	8.72	14.17	0.34	(3.36)	44.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.45(a)	0.47	0.48	0.50	0.50	0.51
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	0.14(a)	2.14	1.51	2.12	4.85	1.08
Portfolio turnover rate	3(n)	13	7	21	17	24
Net assets at end of period (000 omitted)	$45,471	$39,991	$37,887	$27,752	$22,761	$22,708

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2050 Fund − continued

	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class B	(unaudited)
Net asset value, beginning of period	$22.88	$21.96	$19.80	$20.96	$23.62	$16.75
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.08)	$0.31	$0.12	$0.26	$0.95	$0.06
Net realized and unrealized gain (loss)	3.31	1.43	2.51	(0.40)	(1.70)	7.11
Total from investment operations	$3.23	$1.74	$2.63	$(0.14)	$(0.75)	$7.17
Less distributions declared to shareholders
From net investment income	$—	$(0.29)	$(0.07)	$(0.26)	$(0.97)	$(0.07)
From net realized gain	—	(0.53)	(0.40)	(0.76)	(0.94)	(0.23)

Total distributions declared to shareholders	$—	$(0.82)	$(0.47)	$(1.02)	$(1.91)	$(0.30)
Net asset value, end of period	$26.11	$22.88	$21.96	$19.80	$20.96	$23.62
Total return (%) (r)(s)(t)(x)	14.12(n)	7.88	13.32	(0.37)	(4.11)	43.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.20(a)	1.22	1.23	1.25	1.25	1.26
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.61)(a)	1.33	0.57	1.30	3.98	0.32
Portfolio turnover rate	3(n)	13	7	21	17	24
Net assets at end of period (000 omitted)	$457	$459	$650	$987	$1,265	$1,727
	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class C	(unaudited)
Net asset value, beginning of period	$22.53	$21.68	$19.63	$20.83	$23.49	$16.65
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.08)	$0.31	$0.14	$0.28	$0.91	$0.06
Net realized and unrealized gain (loss)	3.26	1.41	2.46	(0.43)	(1.65)	7.08
Total from investment operations	$3.18	$1.72	$2.60	$(0.15)	$(0.74)	$7.14
Less distributions declared to shareholders
From net investment income	$—	$(0.34)	$(0.15)	$(0.29)	$(0.98)	$(0.07)
From net realized gain	—	(0.53)	(0.40)	(0.76)	(0.94)	(0.23)

Total distributions declared to shareholders	$—	$(0.87)	$(0.55)	$(1.05)	$(1.92)	$(0.30)
Net asset value, end of period	$25.71	$22.53	$21.68	$19.63	$20.83	$23.49
Total return (%) (r)(s)(t)(x)	14.11(n)	7.88	13.33	(0.37)	(4.11)	43.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.20(a)	1.22	1.23	1.25	1.25	1.26
Expenses after expense reductions (h)	0.99(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.61)(a)	1.34	0.69	1.42	3.85	0.31
Portfolio turnover rate	3(n)	13	7	21	17	24
Net assets at end of period (000 omitted)	$4,448	$4,100	$4,204	$3,521	$3,223	$3,898

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2050 Fund − continued

	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class I	(unaudited)
Net asset value, beginning of period	$23.14	$22.23	$20.10	$21.27	$23.95	$16.97
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.57	$0.36	$0.60	$1.18	$0.28
Net realized and unrealized gain (loss)	3.34	1.45	2.53	(0.56)	(1.68)	7.21
Total from investment operations	$3.39	$2.02	$2.89	$0.04	$(0.50)	$7.49
Less distributions declared to shareholders
From net investment income	$—	$(0.58)	$(0.36)	$(0.45)	$(1.24)	$(0.28)
From net realized gain	—	(0.53)	(0.40)	(0.76)	(0.94)	(0.23)

Total distributions declared to shareholders	$—	$(1.11)	$(0.76)	$(1.21)	$(2.18)	$(0.51)
Net asset value, end of period	$26.53	$23.14	$22.23	$20.10	$21.27	$23.95
Total return (%) (r)(s)(t)(x)	14.65(n)	9.03	14.46	0.60	(3.14)	44.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.20(a)	0.22	0.23	0.25	0.25	0.26
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.39(a)	2.41	1.68	3.00	4.92	1.36
Portfolio turnover rate	3(n)	13	7	21	17	24
Net assets at end of period (000 omitted)	$9,047	$7,780	$7,824	$2,425	$1,445	$1,033
	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class R1	(unaudited)
Net asset value, beginning of period	$22.62	$21.78	$19.72	$20.91	$23.59	$16.67
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.08)	$0.33	$0.15	$0.29	$0.95	$(0.04)
Net realized and unrealized gain (loss)	3.27	1.40	2.46	(0.44)	(1.69)	7.20
Total from investment operations	$3.19	$1.73	$2.61	$(0.15)	$(0.74)	$7.16
Less distributions declared to shareholders
From net investment income	$—	$(0.36)	$(0.15)	$(0.28)	$(1.00)	$—
From net realized gain	—	(0.53)	(0.40)	(0.76)	(0.94)	(0.24)

Total distributions declared to shareholders	$—	$(0.89)	$(0.55)	$(1.04)	$(1.94)	$(0.24)
Net asset value, end of period	$25.81	$22.62	$21.78	$19.72	$20.91	$23.59
Total return (%) (r)(s)(t)(x)	14.10(n)	7.88	13.32	(0.37)	(4.08)	43.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.20(a)	1.22	1.23	1.25	1.25	1.28
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.61)(a)	1.42	0.73	1.49	4.02	(0.21)
Portfolio turnover rate	3(n)	13	7	21	17	24
Net assets at end of period (000 omitted)	$1,062	$916	$826	$680	$731	$695

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2050 Fund − continued

	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class R2	(unaudited)
Net asset value, beginning of period	$22.85	$21.97	$19.86	$21.06	$23.70	$16.79
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.45	$0.24	$0.36	$1.00	$0.15
Net realized and unrealized gain (loss)	3.30	1.42	2.50	(0.42)	(1.62)	7.15
Total from investment operations	$3.29	$1.87	$2.74	$(0.06)	$(0.62)	$7.30
Less distributions declared to shareholders
From net investment income	$—	$(0.46)	$(0.23)	$(0.38)	$(1.08)	$(0.15)
From net realized gain	—	(0.53)	(0.40)	(0.76)	(0.94)	(0.24)

Total distributions declared to shareholders	$—	$(0.99)	$(0.63)	$(1.14)	$(2.02)	$(0.39)
Net asset value, end of period	$26.14	$22.85	$21.97	$19.86	$21.06	$23.70
Total return (%) (r)(s)(t)(x)	14.40(n)	8.46	13.89	0.07	(3.59)	43.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.70(a)	0.72	0.73	0.75	0.75	0.77
Expenses after expense reductions (h)	0.50(a)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	(0.11)(a)	1.92	1.14	1.82	4.18	0.72
Portfolio turnover rate	3(n)	13	7	21	17	24
Net assets at end of period (000 omitted)	$18,049	$16,547	$15,982	$18,388	$19,078	$28,781
	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class R3	(unaudited)
Net asset value, beginning of period	$22.90	$22.01	$19.91	$21.11	$23.79	$16.86
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.50	$0.31	$0.42	$1.10	$0.22
Net realized and unrealized gain (loss)	3.31	1.44	2.49	(0.42)	(1.67)	7.17
Total from investment operations	$3.33	$1.94	$2.80	$0.00	$(0.57)	$7.39
Less distributions declared to shareholders
From net investment income	$—	$(0.52)	$(0.30)	$(0.44)	$(1.17)	$(0.23)
From net realized gain	—	(0.53)	(0.40)	(0.76)	(0.94)	(0.23)

Total distributions declared to shareholders	$—	$(1.05)	$(0.70)	$(1.20)	$(2.11)	$(0.46)
Net asset value, end of period	$26.23	$22.90	$22.01	$19.91	$21.11	$23.79
Total return (%) (r)(s)(t)(x)	14.54(n)	8.74	14.18	0.37	(3.41)	44.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.45(a)	0.47	0.48	0.50	0.50	0.51
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	0.14(a)	2.13	1.49	2.09	4.60	1.08
Portfolio turnover rate	3(n)	13	7	21	17	24
Net assets at end of period (000 omitted)	$165,680	$147,222	$157,398	$121,060	$118,076	$113,346

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2050 Fund − continued

	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class R4	(unaudited)
Net asset value, beginning of period	$23.15	$22.24	$20.10	$21.31	$23.97	$16.97
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.51	$0.34	$0.45	$0.94	$0.26
Net realized and unrealized gain (loss)	3.35	1.50	2.55	(0.41)	(1.46)	7.24
Total from investment operations	$3.40	$2.01	$2.89	$0.04	$(0.52)	$7.50
Less distributions declared to shareholders
From net investment income	$—	$(0.57)	$(0.35)	$(0.49)	$(1.20)	$(0.26)
From net realized gain	—	(0.53)	(0.40)	(0.76)	(0.94)	(0.24)

Total distributions declared to shareholders	$—	$(1.10)	$(0.75)	$(1.25)	$(2.14)	$(0.50)
Net asset value, end of period	$26.55	$23.15	$22.24	$20.10	$21.31	$23.97
Total return (%) (r)(s)(t)(x)	14.69(n)	8.98	14.49	0.57	(3.16)	44.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.20(a)	0.22	0.23	0.25	0.25	0.27
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.39(a)	2.15	1.61	2.24	3.88	1.28
Portfolio turnover rate	3(n)	13	7	21	17	24
Net assets at end of period (000 omitted)	$38,198	$34,359	$38,189	$44,972	$24,207	$71,368
	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class R6	(unaudited)
Net asset value, beginning of period	$23.12	$22.21	$20.08	$21.29	$23.96	$16.97
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07	$0.60	$0.40	$0.57	$1.26	$0.32
Net realized and unrealized gain (loss)	3.34	1.45	2.51	(0.50)	(1.72)	7.20
Total from investment operations	$3.41	$2.05	$2.91	$0.07	$(0.46)	$7.52
Less distributions declared to shareholders
From net investment income	$—	$(0.61)	$(0.38)	$(0.52)	$(1.27)	$(0.30)
From net realized gain	—	(0.53)	(0.40)	(0.76)	(0.94)	(0.23)

Total distributions declared to shareholders	$—	$(1.14)	$(0.78)	$(1.28)	$(2.21)	$(0.53)
Net asset value, end of period	$26.53	$23.12	$22.21	$20.08	$21.29	$23.96
Total return (%) (r)(s)(t)(x)	14.75(n)	9.20	14.60	0.74	(2.97)	44.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.06(a)	0.08	0.08	0.10	0.09	0.12
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.53(a)	2.55	1.88	2.85	5.23	1.54
Portfolio turnover rate	3(n)	13	7	21	17	24
Net assets at end of period (000 omitted)	$341,255	$305,358	$284,955	$193,767	$147,729	$121,495

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2050 Fund − continued

(a) Annualized.

(d) Per share data is based on average shares outstanding.

(h)In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n) Not annualized.

(r)Certain expenses have been reduced without which performance would have been lower.

(s)From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(t)Total returns do not include any applicable sales charges.

(x)The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2055 Fund

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class A	(unaudited)
Net asset value, beginning of period	$19.95	$19.12	$17.30	$18.30	$20.42	$14.47
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.40	$0.27	$0.37	$1.02	$0.19
Net realized and unrealized gain (loss)	2.88	1.28	2.16	(0.37)	(1.52)	6.15
Total from investment operations	$2.90	$1.68	$2.43	$0.00	$(0.50)	$6.34
Less distributions declared to shareholders
From net investment income	$—	$(0.45)	$(0.26)	$(0.36)	$(1.02)	$(0.20)
From net realized gain	—	(0.40)	(0.35)	(0.64)	(0.60)	(0.19)
Total distributions declared to shareholders	$—	$(0.85)	$(0.61)	$(1.00)	$(1.62)	$(0.39)
Net asset value, end of period (x)	$22.85	$19.95	$19.12	$17.30	$18.30	$20.42
Total return (%) (r)(s)(t)(x)	14.54(n)	8.72	14.17	0.36	(3.35)	44.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.47(a)	0.51	0.52	0.56	0.56	0.61
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	0.14(a)	1.95	1.51	2.12	4.94	1.09
Portfolio turnover rate	4(n)	15	7	13	19	24
Net assets at end of period (000 omitted)	$28,162	$24,603	$26,236	$19,429	$15,144	$14,314

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2055 Fund − continued

	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class B	(unaudited)
Net asset value, beginning of period	$19.94	$19.10	$17.25	$18.22	$20.33	$14.41
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.07)	$0.28	$0.11	$0.22	$0.82	$0.05
Net realized and unrealized gain (loss)	2.88	1.24	2.17	(0.35)	(1.48)	6.13
Total from investment operations	$2.81	$1.52	$2.28	$(0.13)	$(0.66)	$6.18
Less distributions declared to shareholders
From net investment income	$—	$(0.28)	$(0.08)	$(0.20)	$(0.85)	$(0.07)
From net realized gain	—	(0.40)	(0.35)	(0.64)	(0.60)	(0.19)

Total distributions declared to shareholders	$—	$(0.68)	$(0.43)	$(0.84)	$(1.45)	$(0.26)
Net asset value, end of period (x)	$22.75	$19.94	$19.10	$17.25	$18.22	$20.33
Total return (%) (r)(s)(t)(x)	14.09(n)	7.92	13.32	(0.41)	(4.09)	43.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.22(a)	1.26	1.27	1.31	1.31	1.36
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.62)(a)	1.39	0.63	1.30	3.96	0.31
Portfolio turnover rate	4(n)	15	7	13	19	24
Net assets at end of period (000 omitted)	$237	$291	$383	$502	$590	$713
	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class C	(unaudited)
Net asset value, beginning of period	$19.64	$18.85	$17.06	$18.06	$20.17	$14.29
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.07)	$0.28	$0.12	$0.23	$0.82	$0.05
Net realized and unrealized gain (loss)	2.84	1.22	2.14	(0.36)	(1.47)	6.08
Total from investment operations	$2.77	$1.50	$2.26	$(0.13)	$(0.65)	$6.13
Less distributions declared to shareholders
From net investment income	$—	$(0.31)	$(0.12)	$(0.23)	$(0.86)	$(0.06)
From net realized gain	—	(0.40)	(0.35)	(0.64)	(0.60)	(0.19)

Total distributions declared to shareholders	$—	$(0.71)	$(0.47)	$(0.87)	$(1.46)	$(0.25)
Net asset value, end of period (x)	$22.41	$19.64	$18.85	$17.06	$18.06	$20.17
Total return (%) (r)(s)(t)(x)	14.10(n)	7.87	13.34	(0.43)	(4.06)	43.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.22(a)	1.26	1.27	1.31	1.31	1.36
Expenses after expense reductions (h)	0.99(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.61)(a)	1.40	0.69	1.35	4.03	0.29
Portfolio turnover rate	4(n)	15	7	13	19	24
Net assets at end of period (000 omitted)	$2,952	$2,843	$2,889	$2,588	$2,426	$2,585

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2055 Fund − continued

	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class I	(unaudited)
Net asset value, beginning of period	$19.97	$19.16	$17.33	$18.33	$20.45	$14.49
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04	$0.49	$0.34	$0.36	$1.00	$0.25
Net realized and unrealized gain (loss)	2.89	1.23	2.14	(0.32)	(1.45)	6.14
Total from investment operations	$2.93	$1.72	$2.48	$0.04	$(0.45)	$6.39
Less distributions declared to shareholders
From net investment income	$—	$(0.51)	$(0.30)	$(0.40)	$(1.07)	$(0.24)
From net realized gain	—	(0.40)	(0.35)	(0.64)	(0.60)	(0.19)

Total distributions declared to shareholders	$—	$(0.91)	$(0.65)	$(1.04)	$(1.67)	$(0.43)
Net asset value, end of period (x)	$22.90	$19.97	$19.16	$17.33	$18.33	$20.45
Total return (%) (r)(s)(t)(x)	14.67(n)	8.93	14.49	0.62	(3.13)	44.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.22(a)	0.26	0.27	0.31	0.31	0.35
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.39(a)	2.39	1.86	2.10	4.85	1.39
Portfolio turnover rate	4(n)	15	7	13	19	24
Net assets at end of period (000 omitted)	$4,733	$3,999	$3,821	$1,314	$512	$434
	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class R1	(unaudited)
Net asset value, beginning of period	$19.66	$18.89	$17.12	$18.14	$20.26	$14.30
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.07)	$0.28	$0.13	$0.23	$0.81	$(0.06)
Net realized and unrealized gain (loss)	2.84	1.22	2.13	(0.36)	(1.46)	6.21
Total from investment operations	$2.77	$1.50	$2.26	$(0.13)	$(0.65)	$6.15
Less distributions declared to shareholders
From net investment income	$—	$(0.33)	$(0.14)	$(0.25)	$(0.87)	$—
From net realized gain	—	(0.40)	(0.35)	(0.64)	(0.60)	(0.19)

Total distributions declared to shareholders	$—	$(0.73)	$(0.49)	$(0.89)	$(1.47)	$(0.19)
Net asset value, end of period (x)	$22.43	$19.66	$18.89	$17.12	$18.14	$20.26
Total return (%) (r)(s)(t)(x)	14.09(n)	7.87	13.34	(0.42)	(4.07)	43.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.22(a)	1.26	1.27	1.31	1.31	1.39
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.61)(a)	1.38	0.74	1.37	3.95	(0.34)
Portfolio turnover rate	4(n)	15	7	13	19	24
Net assets at end of period (000 omitted)	$2,770	$2,216	$1,684	$1,070	$701	$663

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2055 Fund − continued

	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class R2	(unaudited)
Net asset value, beginning of period	$19.94	$19.13	$17.30	$18.29	$20.35	$14.39
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.39	$0.22	$0.31	$0.83	$0.11
Net realized and unrealized gain (loss)	2.88	1.23	2.16	(0.35)	(1.38)	6.16
Total from investment operations	$2.87	$1.62	$2.38	$(0.04)	$(0.55)	$6.27
Less distributions declared to shareholders
From net investment income	$—	$(0.41)	$(0.20)	$(0.31)	$(0.91)	$(0.12)
From net realized gain	—	(0.40)	(0.35)	(0.64)	(0.60)	(0.19)

Total distributions declared to shareholders	$—	$(0.81)	$(0.55)	$(0.95)	$(1.51)	$(0.31)
Net asset value, end of period (x)	$22.81	$19.94	$19.13	$17.30	$18.29	$20.35
Total return (%) (r)(s)(t)(x)	14.39(n)	8.43	13.89	0.10	(3.56)	43.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.72(a)	0.76	0.77	0.81	0.81	0.87
Expenses after expense reductions (h)	0.50(a)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	(0.11)(a)	1.93	1.19	1.80	4.02	0.64
Portfolio turnover rate	4(n)	15	7	13	19	24
Net assets at end of period (000 omitted)	$11,993	$11,094	$9,538	$9,003	$8,981	$17,589
	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class R3	(unaudited)
Net asset value, beginning of period	$19.95	$19.13	$17.31	$18.31	$20.42	$14.47
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.43	$0.27	$0.36	$0.97	$0.19
Net realized and unrealized gain (loss)	2.88	1.25	2.16	(0.36)	(1.46)	6.15
Total from investment operations	$2.90	$1.68	$2.43	$0.00	$(0.49)	$6.34
Less distributions declared to shareholders
From net investment income	$—	$(0.46)	$(0.26)	$(0.36)	$(1.02)	$(0.20)
From net realized gain	—	(0.40)	(0.35)	(0.64)	(0.60)	(0.19)

Total distributions declared to shareholders	$—	$(0.86)	$(0.61)	$(1.00)	$(1.62)	$(0.39)
Net asset value, end of period (x)	$22.85	$19.95	$19.13	$17.31	$18.31	$20.42
Total return (%) (r)(s)(t)(x)	14.54(n)	8.71	14.16	0.34	(3.33)	44.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.47(a)	0.51	0.52	0.56	0.56	0.61
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	0.14(a)	2.12	1.51	2.09	4.69	1.09
Portfolio turnover rate	4(n)	15	7	13	19	24
Net assets at end of period (000 omitted)	$120,770	$105,695	$107,463	$76,726	$73,743	$65,613

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2055 Fund − continued

	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class R4	(unaudited)
Net asset value, beginning of period	$20.18	$19.34	$17.47	$18.47	$20.56	$14.55
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04	$0.46	$0.26	$0.41	$0.80	$0.22
Net realized and unrealized gain (loss)	2.92	1.29	2.24	(0.37)	(1.25)	6.21
Total from investment operations	$2.96	$1.75	$2.50	$0.04	$(0.45)	$6.43
Less distributions declared to shareholders
From net investment income	$—	$(0.51)	$(0.28)	$(0.40)	$(1.04)	$(0.23)
From net realized gain	—	(0.40)	(0.35)	(0.64)	(0.60)	(0.19)

Total distributions declared to shareholders	$—	$(0.91)	$(0.63)	$(1.04)	$(1.64)	$(0.42)
Net asset value, end of period (x)	$23.14	$20.18	$19.34	$17.47	$18.47	$20.56
Total return (%) (r)(s)(t)(x)	14.67(n)	8.97	14.47	0.58	(3.09)	44.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.22(a)	0.26	0.27	0.31	0.31	0.36
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.39(a)	2.24	1.44	2.34	3.86	1.27
Portfolio turnover rate	4(n)	15	7	13	19	24
Net assets at end of period (000 omitted)	$14,309	$12,635	$12,123	$18,660	$14,606	$38,374
	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class R6	(unaudited)
Net asset value, beginning of period	$20.15	$19.32	$17.46	$18.46	$20.58	$14.56
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.06	$0.53	$0.35	$0.49	$1.11	$0.28
Net realized and unrealized gain (loss)	2.92	1.24	2.18	(0.42)	(1.53)	6.18
Total from investment operations	$2.98	$1.77	$2.53	$0.07	$(0.42)	$6.46
Less distributions declared to shareholders
From net investment income	$—	$(0.54)	$(0.32)	$(0.43)	$(1.10)	$(0.25)
From net realized gain	—	(0.40)	(0.35)	(0.64)	(0.60)	(0.19)

Total distributions declared to shareholders	$—	$(0.94)	$(0.67)	$(1.07)	$(1.70)	$(0.44)
Net asset value, end of period (x)	$23.13	$20.15	$19.32	$17.46	$18.46	$20.58
Total return (%) (r)(s)(t)(x)	14.79(n)	9.11	14.66	0.75	(2.99)	44.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.09(a)	0.11	0.12	0.15	0.15	0.21
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.53(a)	2.55	1.89	2.82	5.32	1.54
Portfolio turnover rate	4(n)	15	7	13	19	24
Net assets at end of period (000 omitted)	$250,922	$218,596	$193,673	$133,208	$87,462	$60,705

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2055 Fund − continued

(a) Annualized.

(d) Per share data is based on average shares outstanding.

(h)In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n) Not annualized.

(r)Certain expenses have been reduced without which performance would have been lower.

(s)From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(t)Total returns do not include any applicable sales charges.

(x)The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2060 Fund

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class A	(unaudited)
Net asset value, beginning of period	$16.08	$15.37	$13.87	$14.54	$15.99	$11.25
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.36	$0.22	$0.30	$0.78	$0.15
Net realized and unrealized gain (loss)	2.33	0.97	1.72	(0.30)	(1.22)	4.82
Total from investment operations	$2.34	$1.33	$1.94	$0.00(w)	$(0.44)	$4.97
Less distributions declared to shareholders
From net investment income	$—	$(0.36)	$(0.20)	$(0.28)	$(0.79)	$(0.14)
From net realized gain	—	(0.26)	(0.24)	(0.39)	(0.22)	(0.09)
Total distributions declared to shareholders	$—	$(0.62)	$(0.44)	$(0.67)	$(1.01)	$(0.23)
Net asset value, end of period (x)	$18.42	$16.08	$15.37	$13.87	$14.54	$15.99
Total return (%) (r)(s)(t)(x)	14.55(n)	8.61	14.12	0.35	(3.51)	44.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.54(a)	0.59	0.61	0.70	0.79	1.08
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.25	0.25	0.24
Net investment income (loss) (l)	0.14(a)	2.18	1.48	2.17	4.80	1.06
Portfolio turnover rate	5(n)	18	7	14	18	21
Net assets at end of period (000 omitted)	$21,771	$18,302	$15,598	$11,316	$8,023	$5,584

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2060 Fund − continued

	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class B	(unaudited)
Net asset value, beginning of period	$16.16	$15.40	$13.87	$14.52	$15.95	$11.24
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.35	$0.08	$0.19	$0.65	$0.04
Net realized and unrealized gain (loss)	2.34	0.99	1.75	(0.29)	(1.21)	4.80
Total from investment operations	$2.35	$1.34	$1.83	$(0.10)	$(0.56)	$4.84
Less distributions declared to shareholders
From net investment income	$—	$(0.32)	$(0.06)	$(0.16)	$(0.65)	$(0.04)
From net realized gain	—	(0.26)	(0.24)	(0.39)	(0.22)	(0.09)

Total distributions declared to shareholders	$—	$(0.58)	$(0.30)	$(0.55)	$(0.87)	$(0.13)
Net asset value, end of period (x)	$18.51	$16.16	$15.40	$13.87	$14.52	$15.95
Total return (%) (r)(s)(t)(x)	14.54(n)	8.62	13.27	(0.41)	(4.15)	43.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.54(a)	0.58	1.36	1.45	1.54	1.83
Expenses after expense reductions (h)	0.25(a)	0.25	1.00	1.00	1.00	0.99
Net investment income (loss) (l)	0.14(a)	2.12	0.58	1.35	4.02	0.33
Portfolio turnover rate	5(n)	18	7	14	18	21
Net assets at end of period (000 omitted)	$157	$146	$150	$168	$179	$191
	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class C	(unaudited)
Net asset value, beginning of period	$15.90	$15.21	$13.74	$14.41	$15.86	$11.18
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)	$0.22	$0.10	$0.19	$0.67	$0.05
Net realized and unrealized gain (loss)	2.29	0.98	1.71	(0.29)	(1.23)	4.78
Total from investment operations	$2.24	$1.20	$1.81	$(0.10)	$(0.56)	$4.83
Less distributions declared to shareholders
From net investment income	$—	$(0.25)	$(0.10)	$(0.18)	$(0.67)	$(0.06)
From net realized gain	—	(0.26)	(0.24)	(0.39)	(0.22)	(0.09)

Total distributions declared to shareholders	$—	$(0.51)	$(0.34)	$(0.57)	$(0.89)	$(0.15)
Net asset value, end of period (x)	$18.14	$15.90	$15.21	$13.74	$14.41	$15.86
Total return (%) (r)(s)(t)(x)	14.09(n)	7.79	13.30	(0.40)	(4.20)	43.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.29(a)	1.34	1.36	1.45	1.54	1.83
Expenses after expense reductions (h)	0.99(a)	1.00	1.00	1.00	1.00	0.99
Net investment income (loss) (l)	(0.60)(a)	1.36	0.71	1.38	4.14	0.34
Portfolio turnover rate	5(n)	18	7	14	18	21
Net assets at end of period (000 omitted)	$1,922	$1,677	$1,468	$1,091	$891	$761

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2060 Fund − continued

	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class I	(unaudited)
Net asset value, beginning of period	$16.24	$15.51	$13.99	$14.65	$16.09	$11.32
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04	$0.38	$0.26	$0.33	$0.85	$0.19
Net realized and unrealized gain (loss)	2.34	1.01	1.73	(0.29)	(1.25)	4.84
Total from investment operations	$2.38	$1.39	$1.99	$0.04	$(0.40)	$5.03
Less distributions declared to shareholders
From net investment income	$—	$(0.40)	$(0.23)	$(0.31)	$(0.82)	$(0.17)
From net realized gain	—	(0.26)	(0.24)	(0.39)	(0.22)	(0.09)

Total distributions declared to shareholders	$—	$(0.66)	$(0.47)	$(0.70)	$(1.04)	$(0.26)
Net asset value, end of period (x)	$18.62	$16.24	$15.51	$13.99	$14.65	$16.09
Total return (%) (r)(s)(t)(x)	14.66(n)	8.92	14.39	0.64	(3.25)	44.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.29(a)	0.34	0.36	0.45	0.54	0.82
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.39(a)	2.30	1.78	2.38	5.20	1.33
Portfolio turnover rate	5(n)	18	7	14	18	21
Net assets at end of period (000 omitted)	$1,261	$896	$576	$396	$295	$232
	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class R1	(unaudited)
Net asset value, beginning of period	$16.19	$15.47	$13.95	$14.57	$16.01	$11.28
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.36	$0.21	$0.26	$0.65	$0.04
Net realized and unrealized gain (loss)	2.34	0.98	1.75	(0.29)	(1.22)	4.82
Total from investment operations	$2.35	$1.34	$1.96	$(0.03)	$(0.57)	$4.86
Less distributions declared to shareholders
From net investment income	$—	$(0.36)	$(0.20)	$(0.20)	$(0.65)	$(0.04)
From net realized gain	—	(0.26)	(0.24)	(0.39)	(0.22)	(0.09)

Total distributions declared to shareholders	$—	$(0.62)	$(0.44)	$(0.59)	$(0.87)	$(0.13)
Net asset value, end of period (x)	$18.54	$16.19	$15.47	$13.95	$14.57	$16.01
Total return (%) (r)(s)(t)(x)	14.52(n)	8.61	14.15	0.09	(4.20)	43.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.54(a)	0.59	0.61	0.96	1.54	1.83
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.50	1.00	0.99
Net investment income (loss) (l)	0.14(a)	2.16	1.46	1.85	3.99	0.32
Portfolio turnover rate	5(n)	18	7	14	18	21
Net assets at end of period (000 omitted)	$117	$102	$94	$82	$82	$86

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2060 Fund − continued

	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class R2	(unaudited)
Net asset value, beginning of period	$16.06	$15.36	$13.86	$14.52	$15.97	$11.25
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.32	$0.18	$0.23	$0.75	$0.13
Net realized and unrealized gain (loss)	2.32	0.97	1.73	(0.27)	(1.23)	4.80
Total from investment operations	$2.31	$1.29	$1.91	$(0.04)	$(0.48)	$4.93
Less distributions declared to shareholders
From net investment income	$—	$(0.33)	$(0.17)	$(0.23)	$(0.75)	$(0.12)
From net realized gain	—	(0.26)	(0.24)	(0.39)	(0.22)	(0.09)

Total distributions declared to shareholders	$—	$(0.59)	$(0.41)	$(0.62)	$(0.97)	$(0.21)
Net asset value, end of period (x)	$18.37	$16.06	$15.36	$13.86	$14.52	$15.97
Total return (%) (r)(s)(t)(x)	14.38(n)	8.32	13.92	0.04	(3.73)	43.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.79(a)	0.84	0.86	0.96	1.04	1.33
Expenses after expense reductions (h)	0.50(a)	0.50	0.50	0.50	0.50	0.49
Net investment income (loss) (l)	(0.11)(a)	1.93	1.23	1.66	4.62	0.99
Portfolio turnover rate	5(n)	18	7	14	18	21
Net assets at end of period (000 omitted)	$4,935	$3,988	$3,262	$2,203	$2,107	$1,580
	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class R3	(unaudited)
Net asset value, beginning of period	$16.11	$15.39	$13.89	$14.56	$16.00	$11.27
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.35	$0.22	$0.30	$0.77	$0.16
Net realized and unrealized gain (loss)	2.32	0.99	1.72	(0.30)	(1.21)	4.81
Total from investment operations	$2.33	$1.34	$1.94	$0.00(w)	$(0.44)	$4.97
Less distributions declared to shareholders
From net investment income	$—	$(0.36)	$(0.20)	$(0.28)	$(0.78)	$(0.15)
From net realized gain	—	(0.26)	(0.24)	(0.39)	(0.22)	(0.09)

Total distributions declared to shareholders	$—	$(0.62)	$(0.44)	$(0.67)	$(1.00)	$(0.24)
Net asset value, end of period (x)	$18.44	$16.11	$15.39	$13.89	$14.56	$16.00
Total return (%) (r)(s)(t)(x)	14.46(n)	8.64	14.12	0.36	(3.46)	44.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.54(a)	0.59	0.61	0.70	0.79	1.07
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.25	0.25	0.24
Net investment income (loss) (l)	0.14(a)	2.10	1.51	2.17	4.74	1.12
Portfolio turnover rate	5(n)	18	7	14	18	21
Net assets at end of period (000 omitted)	$78,333	$66,823	$63,579	$43,119	$28,505	$17,477

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2060 Fund − continued

	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class R4	(unaudited)
Net asset value, beginning of period	$16.23	$15.50	$13.97	$14.64	$16.07	$11.31
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03	$0.40	$0.23	$0.32	$0.57	$0.18
Net realized and unrealized gain (loss)	2.35	0.99	1.77	(0.29)	(0.98)	4.84
Total from investment operations	$2.38	$1.39	$2.00	$0.03	$(0.41)	$5.02
Less distributions declared to shareholders
From net investment income	$—	$(0.40)	$(0.23)	$(0.31)	$(0.80)	$(0.17)
From net realized gain	—	(0.26)	(0.24)	(0.39)	(0.22)	(0.09)

Total distributions declared to shareholders	$—	$(0.66)	$(0.47)	$(0.70)	$(1.02)	$(0.26)
Net asset value, end of period (x)	$18.61	$16.23	$15.50	$13.97	$14.64	$16.07
Total return (%) (r)(s)(t)(x)	14.66(n)	8.91	14.45	0.57	(3.31)	44.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.29(a)	0.34	0.36	0.45	0.55	0.83
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.39(a)	2.39	1.56	2.29	3.51	1.33
Portfolio turnover rate	5(n)	18	7	14	18	21
Net assets at end of period (000 omitted)	$6,207	$5,668	$4,458	$7,987	$3,227	$8,871
	Six months			Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Class R6	(unaudited)
Net asset value, beginning of period	$16.28	$15.55	$14.01	$14.67	$16.11	$11.33
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.42	$0.28	$0.40	$0.88	$0.21
Net realized and unrealized gain (loss)	2.34	1.00	1.75	(0.34)	(1.26)	4.85
Total from investment operations	$2.39	$1.42	$2.03	$0.06	$(0.38)	$5.06
Less distributions declared to shareholders
From net investment income	$—	$(0.43)	$(0.25)	$(0.33)	$(0.84)	$(0.19)
From net realized gain	—	(0.26)	(0.24)	(0.39)	(0.22)	(0.09)

Total distributions declared to shareholders	$—	$(0.69)	$(0.49)	$(0.72)	$(1.06)	$(0.28)
Net asset value, end of period (x)	$18.67	$16.28	$15.55	$14.01	$14.67	$16.11
Total return (%) (r)(s)(t)(x)	14.68(n)	9.05	14.65	0.77	(3.15)	44.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.14(a)	0.19	0.21	0.31	0.40	0.69
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.54(a)	2.54	1.89	2.87	5.38	1.49
Portfolio turnover rate	5(n)	18	7	14	18	21
Net assets at end of period (000 omitted)	$141,912	$120,351	$103,606	$60,227	$35,897	$25,148

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2060 Fund − continued

(a) Annualized.

(d) Per share data is based on average shares outstanding.

(h)In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n) Not annualized.

(r)Certain expenses have been reduced without which performance would have been lower.

(s)From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(t)Total returns do not include any applicable sales charges.

(w)Per share amount was less than $0.01.

(x)The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2065 Fund

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months		Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22(c)
Class A	(unaudited)
Net asset value, beginning of period	$9.87	$9.39	$8.39	$8.68	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.22	$0.14	$0.18	$0.21
Net realized and unrealized gain (loss)	1.42	0.60	1.05	(0.17)(g)	(1.12)

Total from investment operations	$1.43	$0.82	$1.19	$0.01	$(0.91)
Less distributions declared to shareholders
From net investment income	$—	$(0.22)	$(0.13)	$(0.18)	$(0.41)
From net realized gain	—	(0.12)	(0.06)	(0.12)	—
Total distributions declared to shareholders	$—	$(0.34)	$(0.19)	$(0.30)	$(0.41)
Net asset value, end of period (x)	$11.30	$9.87	$9.39	$8.39	$8.68
Total return (%) (r)(s)(t)(x)	14.49(n)	8.67	14.19	0.42	(9.56)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.29(a)	1.48	2.25	10.09	11.82(a)
Expenses after expense reductions (h)	0.25(a)	0.24	0.22	0.15	0.12(a)
Net investment income (loss) (l)	0.14(a)	2.18	1.55	2.24	3.44(a)
Portfolio turnover rate	7(n)	22	25	15	4(n)
Net assets at end of period (000 omitted)	$2,811	$2,103	$1,332	$539	$240

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2065 Fund − continued

	Six months		Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22(c)
Class C	(unaudited)
Net asset value, beginning of period	$9.81	$9.36	$8.37	$8.67	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)	$0.15	$0.06	$0.12	$0.40
Net realized and unrealized gain (loss)	1.41	0.58	1.07	(0.18)(g)	(1.35)

Total from investment operations	$1.38	$0.73	$1.13	$(0.06)	$(0.95)
Less distributions declared to shareholders
From net investment income	$—	$(0.16)	$(0.08)	$(0.12)	$(0.38)
From net realized gain	—	(0.12)	(0.06)	(0.12)	—
Total distributions declared to shareholders	$—	$(0.28)	$(0.14)	$(0.24)	$(0.38)
Net asset value, end of period (x)	$11.19	$9.81	$9.36	$8.37	$8.67
Total return (%) (r)(s)(t)(x)	14.07(n)	7.77	13.47	(0.42)	(9.93)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.99(a)	2.20	3.04	11.64	13.66(a)
Expenses after expense reductions (h)	1.00(a)	0.99	0.97	0.89	0.87(a)
Net investment income (loss) (l)	(0.61)(a)	1.47	0.73	1.51	6.35(a)
Portfolio turnover rate	7(n)	22	25	15	4(n)
Net assets at end of period (000 omitted)	$396	$303	$183	$89	$52
	Six months		Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22(c)
Class I	(unaudited)
Net asset value, beginning of period	$9.91	$9.43	$8.41	$8.70	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.20	$0.16	$0.23	$0.48
Net realized and unrealized gain (loss)	1.43	0.64	1.06	(0.21)(g)	(1.37)

Total from investment operations	$1.45	$0.84	$1.22	$0.02	$(0.89)
Less distributions declared to shareholders
From net investment income	$—	$(0.24)	$(0.14)	$(0.19)	$(0.41)
From net realized gain	—	(0.12)	(0.06)	(0.12)	—
Total distributions declared to shareholders	$—	$(0.36)	$(0.20)	$(0.31)	$(0.41)
Net asset value, end of period (x)	$11.36	$9.91	$9.43	$8.41	$8.70
Total return (%) (r)(s)(t)(x)	14.63(n)	8.86	14.58	0.59	(9.32)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.96(a)	1.21	2.15	10.51	12.75(a)
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00(a)
Net investment income (loss) (l)	0.39(a)	1.94	1.80	2.75	7.56(a)
Portfolio turnover rate	7(n)	22	25	15	4(n)
Net assets at end of period (000 omitted)	$701	$327	$101	$64	$46

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2065 Fund − continued

	Six months		Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22(c)
Class R1	(unaudited)
Net asset value, beginning of period	$9.86	$9.38	$8.38	$8.67	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)	$0.14	$0.07	$0.13	$0.42
Net realized and unrealized gain (loss)	1.42	0.60	1.05	(0.18)(g)	(1.37)

Total from investment operations	$1.39	$0.74	$1.12	$(0.05)	$(0.95)
Less distributions declared to shareholders
From net investment income	$—	$(0.14)	$(0.06)	$(0.12)	$(0.38)
From net realized gain	—	(0.12)	(0.06)	(0.12)	—
Total distributions declared to shareholders	$—	$(0.26)	$(0.12)	$(0.24)	$(0.38)
Net asset value, end of period (x)	$11.25	$9.86	$9.38	$8.38	$8.67
Total return (%) (r)(s)(t)(x)	14.10(n)	7.84	13.33	(0.37)	(9.93)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.99(a)	2.25	3.26	12.20	13.76(a)
Expenses after expense reductions (h)	1.00(a)	0.98	0.97	0.89	0.87(a)
Net investment income (loss) (l)	(0.61)(a)	1.42	0.76	1.59	6.58(a)
Portfolio turnover rate	7(n)	22	25	15	4(n)
Net assets at end of period (000 omitted)	$74	$65	$60	$53	$45
	Six months		Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22(c)
Class R2	(unaudited)
Net asset value, beginning of period	$9.85	$9.39	$8.39	$8.68	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.22	$0.12	$0.17	$0.44
Net realized and unrealized gain (loss)	1.43	0.56	1.05	(0.18)(g)	(1.36)

Total from investment operations	$1.42	$0.78	$1.17	$(0.01)	$(0.92)
Less distributions declared to shareholders
From net investment income	$—	$(0.20)	$(0.11)	$(0.16)	$(0.40)
From net realized gain	—	(0.12)	(0.06)	(0.12)	—
Total distributions declared to shareholders	$—	$(0.32)	$(0.17)	$(0.28)	$(0.40)
Net asset value, end of period (x)	$11.27	$9.85	$9.39	$8.39	$8.68
Total return (%) (r)(s)(t)(x)	14.42(n)	8.30	13.99	0.18	(9.67)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.47(a)	1.71	2.54	10.75	13.14(a)
Expenses after expense reductions (h)	0.50(a)	0.49	0.47	0.40	0.37(a)
Net investment income (loss) (l)	(0.11)(a)	2.21	1.34	2.09	7.00(a)
Portfolio turnover rate	7(n)	22	25	15	4(n)
Net assets at end of period (000 omitted)	$1,804	$1,544	$259	$102	$60

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2065 Fund − continued

	Six months		Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22(c)
Class R3	(unaudited)
Net asset value, beginning of period	$9.87	$9.39	$8.39	$8.69	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.24	$0.14	$0.11	$0.47
Net realized and unrealized gain (loss)	1.42	0.58	1.05	(0.11)(g)	(1.37)

Total from investment operations	$1.43	$0.82	$1.19	$0.00	$(0.90)
Less distributions declared to shareholders
From net investment income	$—	$(0.22)	$(0.13)	$(0.18)	$(0.41)
From net realized gain	—	(0.12)	(0.06)	(0.12)	—
Total distributions declared to shareholders	$—	$(0.34)	$(0.19)	$(0.30)	$(0.41)
Net asset value, end of period (x)	$11.30	$9.87	$9.39	$8.39	$8.69
Total return (%) (r)(s)(t)(x)	14.49(n)	8.69	14.20	0.36	(9.50)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.23(a)	1.45	2.32	6.43	13.01(a)
Expenses after expense reductions (h)	0.25(a)	0.24	0.22	0.17	0.12(a)
Net investment income (loss) (l)	0.14(a)	2.37	1.57	1.39	7.33(a)
Portfolio turnover rate	7(n)	22	25	15	4(n)
Net assets at end of period (000 omitted)	$12,835	$10,628	$6,380	$1,729	$45
	Six months		Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22(c)
Class R4	(unaudited)
Net asset value, beginning of period	$9.90	$9.42	$8.41	$8.70	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.23	$0.17	$0.17	$0.48
Net realized and unrealized gain (loss)	1.43	0.61	1.04	(0.15)(g)	(1.37)

Total from investment operations	$1.45	$0.84	$1.21	$0.02	$(0.89)
Less distributions declared to shareholders
From net investment income	$—	$(0.24)	$(0.14)	$(0.19)	$(0.41)
From net realized gain	—	(0.12)	(0.06)	(0.12)	—
Total distributions declared to shareholders	$—	$(0.36)	$(0.20)	$(0.31)	$(0.41)
Net asset value, end of period (x)	$11.35	$9.90	$9.42	$8.41	$8.70
Total return (%) (r)(s)(t)(x)	14.65(n)	8.84	14.47	0.59	(9.32)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.99(a)	1.21	2.17	9.06	12.76(a)
Expenses after expense reductions (h)	0.00(a)	0.00	0.01	0.00	0.00(a)
Net investment income (loss) (l)	0.39(a)	2.32	1.90	2.06	7.58(a)
Portfolio turnover rate	7(n)	22	25	15	4(n)
Net assets at end of period (000 omitted)	$1,119	$878	$439	$536	$45

See Notes to Financial Statements

Financial Highlights − continued

MFS Lifetime 2065 Fund − continued

	Six months		Year ended
	ended

	10/31/25	4/30/25	4/30/24	4/30/23	4/30/22(c)
Class R6	(unaudited)
Net asset value, beginning of period	$9.92	$9.43	$8.41	$8.69	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03	$0.26	$0.17	$0.23	$0.43
Net realized and unrealized gain (loss)	1.43	0.60	1.06	(0.20)(g)	(1.32)

Total from investment operations	$1.46	$0.86	$1.23	$0.03	$(0.89)
Less distributions declared to shareholders
From net investment income	$—	$(0.25)	$(0.15)	$(0.19)	$(0.42)
From net realized gain	—	(0.12)	(0.06)	(0.12)	—
Total distributions declared to shareholders	$—	$(0.37)	$(0.21)	$(0.31)	$(0.42)
Net asset value, end of period (x)	$11.38	$9.92	$9.43	$8.41	$8.69
Total return (%) (r)(s)(t)(x)	14.72(n)	9.06	14.66	0.72	(9.42)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.83(a)	1.08	1.83	7.93	12.42(a)
Expenses after expense reductions (h)	0.00(a)	0.00	0.01	0.00	0.00(a)
Net investment income (loss) (l)	0.54(a)	2.55	1.87	2.78	6.79(a)
Portfolio turnover rate	7(n)	22	25	15	4(n)
Net assets at end of period (000 omitted)	$23,035	$16,860	$9,473	$3,358	$664

(a) Annualized.

(c)For the period from the commencement of the fund’s investment operations, September 1, 2021, through the stated period end.

(d)Per share data is based on average shares outstanding.

(g)The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(h)In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(l)Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n) Not annualized.

(r)Certain expenses have been reduced without which performance would have been lower.

(s)From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(t)Total returns do not include any applicable sales charges.

(x)The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Lifetime Income Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, and MFS Lifetime 2065 Fund (the funds) are each a diversified series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

(2) Significant Accounting Policies

General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Each fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.

The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ financial statements, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds’ financial statements are not covered by this report.

An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. Each fund represents a single operating segment and the Chairman’s Committee of the funds’ adviser acts as the segment’s CODM. Each fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within each fund’s financial statements.

Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Subject to its oversight, the funds’ Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments to MFS as the funds’ adviser, pursuant to each fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of each fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.

Notes to Financial Statements (unaudited) - continued

Under each fund’s valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

Under each fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities,

Notes to Financial Statements (unaudited) - continued

interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2025 in valuing each fund’s assets and liabilities:

	Level 1	Level 2	Level 3	Total
MFS Lifetime Income Fund
Financial Instruments
Investment Companies	$539,361,663	$—	$—	$539,361,663
MFS Lifetime 2025 Fund
Financial Instruments
Investment Companies	$336,101,418	$—	$—	$336,101,418
MFS Lifetime 2030 Fund
Financial Instruments
Investment Companies	$752,045,751	$—	$—	$752,045,751
MFS Lifetime 2035 Fund
Financial Instruments
Investment Companies	$649,916,063	$—	$—	$649,916,063
MFS Lifetime 2040 Fund
Financial Instruments
Investment Companies	$838,245,951	$—	$—	$838,245,951
MFS Lifetime 2045 Fund
Financial Instruments
Investment Companies	$564,051,298	$—	$—	$564,051,298
MFS Lifetime 2050 Fund
Financial Instruments
Investment Companies	$623,695,046	$—	$—	$623,695,046
MFS Lifetime 2055 Fund
Financial Instruments
Investment Companies	$436,776,331	$—	$—	$436,776,331
MFS Lifetime 2060 Fund
Financial Instruments
Investment Companies	$256,602,949	$—	$—	$256,602,949
MFS Lifetime 2065 Fund
Financial Instruments
Investment Companies	$42,796,693	$—	$—	$42,796,693

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ financial statements for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.

Derivatives — Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications — Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

Notes to Financial Statements (unaudited) - continued

Investment Transactions and Income — Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income and realized gain from affiliated issuers by each fund is affected by the timing of the declaration of distributions by the underlying funds in which each fund invests.

Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Investment transactions are recorded on the trade date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Tax Matters and Distributions — Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes, as applicable to each fund.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime
Year ended 4/30/25	Income Fund	2025 Fund	2030 Fund	2035 Fund	2040 Fund
Ordinary income (including any short-term capital gains)	$22,042,114	$14,109,613	$27,900,416	$20,632,388	$24,377,381
Long-term capital gains	16,265,595	10,105,910	29,406,800	10,721,521	15,046,606
Total distributions	$38,307,709	$24,215,523	$57,307,216	$31,353,909	$39,423,987
	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime
Year ended 4/30/25	2045 Fund	2050 Fund	2055 Fund	2060 Fund	2065 Fund
Ordinary income (including any short-term capital gains)	$15,452,105	$15,478,076	$10,079,050	$5,353,515	$669,134
Long-term capital gains	9,540,974	10,075,925	5,911,016	2,697,038	232,760
Total distributions	$24,993,079	$25,554,001	$15,990,066	$8,050,553	$901,894

The federal tax cost and the tax basis components of distributable earnings were as follows:

	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime
As of 10/31/25	Income Fund	2025 Fund	2030 Fund	2035 Fund	2040 Fund
Cost of investments	$484,439,946	$308,567,947	$630,270,247	$512,904,224	$575,674,006
Gross appreciation	87,666,506	30,086,842	153,456,075	137,957,740	263,121,088
Gross depreciation	(32,744,789)	(2,553,371)	(31,680,571)	(945,901)	(549,143)
Net unrealized appreciation (depreciation)	$54,921,717	$27,533,471	$121,775,504	$137,011,839	$262,571,945
As of 4/30/25
Undistributed ordinary income	23,470	3,293,330	5,987,336	3,474,467	2,345,873
Undistributed long-term capital gain	7,438,853	5,868,583	22,007,512	20,076,956	30,046,637
Other temporary differences	(1,430,036)	—	—	—	—
Net unrealized appreciation (depreciation)	33,244,488	15,610,447	85,287,066	85,216,114	174,226,714

Notes to Financial Statements (unaudited) - continued

	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime
As of 10/31/25	2045 Fund	2050 Fund	2055 Fund	2060 Fund	2065 Fund
Cost of investments	$414,308,911	$448,688,356	$333,097,118	$209,165,555	$36,976,274
Gross appreciation	149,826,787	192,535,934	103,772,069	47,438,652	6,250,390
Gross depreciation	(84,400)	(17,529,244)	(92,856)	(1,258)	(429,971)
Net unrealized appreciation (depreciation)	$149,742,387	$175,006,690	$103,679,213	$47,437,394	$5,820,419
As of 4/30/25
Undistributed ordinary income	1,276,638	896,423	484,811	584,227	37,175
Undistributed long-term capital gain	21,672,715	24,770,061	15,981,095	8,761,591	1,070,159
Net unrealized appreciation (depreciation)	85,379,222	99,081,337	50,260,394	16,389,507	914,668

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest — Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. For the MFS Lifetime Income Fund, income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. For the MFS Lifetime Income Fund, realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. For all other funds, income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	MFS Lifetime		MFS Lifetime		MFS Lifetime
	Income Fund		2025 Fund		2030 Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	10/31/25	4/30/25	10/31/25	4/30/25	10/31/25	4/30/25

Class A	$2,688,370	$12,118,187	$—	$2,138,668	$—	$6,902,201
Class B	3,428	32,532	—	18,319	—	90,661
Class C	141,446	946,423	—	142,925	—	494,056
Class I	691,783	2,830,062	—	208,991	—	628,908
Class R1	28,358	163,062	—	20,035	—	225,523
Class R2	269,881	1,336,777	—	795,712	—	2,601,077
Class R3	1,209,739	7,106,465	—	5,900,433	—	15,242,989
Class R4	246,516	1,114,947	—	1,905,992	—	2,888,479
Class R6	2,895,542	12,659,254	—	13,084,448	—	28,233,322
Total	$8,175,063	$38,307,709	$—	$24,215,523	$—	$57,307,216
	MFS Lifetime		MFS Lifetime		MFS Lifetime
	2035 Fund		2040 Fund		2045 Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	10/31/25	4/30/25	10/31/25	4/30/25	10/31/25	4/30/25

Class A	$—	$2,321,363	$—	$3,649,040	$—	$1,664,273
Class B	—	22,541	—	46,079	—	13,277
Class C	—	229,744	—	268,874	—	117,749
Class I	—	446,682	—	776,372	—	595,824
Class R1	—	57,518	—	139,529	—	28,532
Class R2	—	631,762	—	1,971,235	—	445,402
Class R3	—	8,084,873	—	10,329,285	—	7,368,504
Class R4	—	1,248,338	—	1,928,669	—	902,805
Class R6	—	18,311,088	—	20,314,904	—	13,856,713
Total	$—	$31,353,909	$—	$39,423,987	$—	$24,993,079

Notes to Financial Statements (unaudited) - continued

	MFS Lifetime		MFS Lifetime		MFS Lifetime
	2050 Fund		2055 Fund		2060 Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	10/31/25	4/30/25	10/31/25	4/30/25	10/31/25	4/30/25

Class A	$—	$1,742,096	$—	$985,837	$—	$659,053
Class B	—	19,174	—	12,326	—	5,147
Class C	—	159,186	—	102,582	—	48,190
Class I	—	373,691	—	178,956	—	26,603
Class R1	—	34,206	—	68,973	—	3,781
Class R2	—	700,685	—	408,475	—	138,005
Class R3	—	6,758,067	—	4,348,269	—	2,376,888
Class R4	—	1,483,697	—	492,607	—	197,292
Class R6	—	14,283,199	—	9,392,041	—	4,595,594
Total	$—	$25,554,001	$—	$15,990,066	$—	$8,050,553
	MFS Lifetime
	2065 Fund

	Six Months Ended	Year Ended
	10/31/25	4/30/25

Class A	$—	$58,615
Class C	—	7,274
Class I	—	4,499
Class R1	—	1,666
Class R2	—	13,113
Class R3	—	337,999
Class R4	—	19,909
Class R6	—	458,819
Total	$—	$901,894

(3) Transactions with Affiliates

Investment Adviser — Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

For classes other than Class R6 shares, the investment adviser has agreed in writing to pay all of each fund’s operating expenses, excluding distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles (“Other Expenses”). For the six months ended October 31, 2025, this reduction amounted to the following for each fund and is included in the reduction of total expenses in the Statements of Operations:

MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime
Income Fund	2025 Fund	2030 Fund	2035 Fund	2040 Fund
$432,885	$271,760	$463,989	$369,843	$479,467
MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime
2045 Fund	2050 Fund	2055 Fund	2060 Fund	2065 Fund
$349,206	$382,222	$309,641	$253,246	$174,187

For Class R6 shares, the investment adviser has agreed to bear each fund’s expenses, or make payment to such fund, such that the “Other Expenses” of the class do not exceed (0.12)% annually of average daily net assets for the MFS Lifetime Income Fund and (0.14)% annually of average daily net assets for all other funds. These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until August 31, 2026. Payments made to certain classes of the funds to further reduce “Other Expenses” below 0.00% annually of average daily net assets are included in “Payments from investment adviser for other expenses agreement” in the Statements of Operations.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.

Notes to Financial Statements (unaudited) - continued

Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended October 31, 2025, as its portion of the initial sales charge on sales of Class A shares of each fund:

MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime
Income Fund	2025 Fund	2030 Fund	2035 Fund	2040 Fund
$610	$979	$4,401	$5,306	$9,488
MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime
2045 Fund	2050 Fund	2055 Fund	2060 Fund	2065 Fund
$5,381	$6,665	$6,283	$9,047	$1,762

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.

Distribution Plan Fee Table:

			Class A
			Total	Annual	Distribution
	Distribution	Service	Distribution	Effective	and Service
	Fee Rate (d)	Fee Rate (d)	Plan (d)	Rate (e)	Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$235,192
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.25%	38,552
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	120,115
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.25%	63,739
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	100,779
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.25%	48,023
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	55,043
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	34,016
MFS Lifetime 2060 Fund	—	0.25%	0.25%	0.25%	25,744
MFS Lifetime 2065 Fund	—	0.25%	0.25%	0.25%	3,148
			Class B
			Total	Annual	Distribution
	Distribution	Service	Distribution	Effective	and Service
	Fee Rate (d)	Fee Rate (d)	Plan (d)	Rate (e)	Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$1,613
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	995
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	5,182
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	1,509
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	0.99%	4,406
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	1,141
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	2,389
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	1,396
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	0.25%	196

Notes to Financial Statements (unaudited) - continued

			Class C
			Total	Annual	Distribution
	Distribution	Service	Distribution	Effective	and Service
	Fee Rate (d)	Fee Rate (d)	Plan (d)	Rate (e)	Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$66,660
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	10,724
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	0.99%	34,717
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	0.99%	28,113
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	0.99%	30,126
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	0.99%	16,086
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	22,236
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	15,076
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	0.99%	9,344
MFS Lifetime 2065 Fund	0.75%	0.25%	1.00%	1.00%	1,776
			Class R1
			Total	Annual	Distribution
	Distribution	Service	Distribution	Effective	and Service
	Fee Rate (d)	Fee Rate (d)	Plan (d)	Rate (e)	Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$13,383
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	1,400
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	16,611
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	6,807
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	15,951
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	4,076
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	5,107
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	12,722
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	0.25%	141
MFS Lifetime 2065 Fund	0.75%	0.25%	1.00%	1.00%	358
			Class R2
			Total	Annual	Distribution
	Distribution	Service	Distribution	Effective	and Service
	Fee Rate (d)	Fee Rate (d)	Plan (d)	Rate (e)	Fee
MFS Lifetime Income Fund	0.25%	0.25%	0.50%	0.50%	$51,645
MFS Lifetime 2025 Fund	0.25%	0.25%	0.50%	0.50%	30,040
MFS Lifetime 2030 Fund	0.25%	0.25%	0.50%	0.50%	85,160
MFS Lifetime 2035 Fund	0.25%	0.25%	0.50%	0.50%	34,738
MFS Lifetime 2040 Fund	0.25%	0.25%	0.50%	0.50%	103,154
MFS Lifetime 2045 Fund	0.25%	0.25%	0.50%	0.50%	27,049
MFS Lifetime 2050 Fund	0.25%	0.25%	0.50%	0.50%	44,736
MFS Lifetime 2055 Fund	0.25%	0.25%	0.50%	0.50%	29,828
MFS Lifetime 2060 Fund	0.25%	0.25%	0.50%	0.50%	11,514
MFS Lifetime 2065 Fund	0.25%	0.25%	0.50%	0.50%	4,266
			Class R3
			Total	Annual	Distribution
	Distribution	Service	Distribution	Effective	and Service
	Fee Rate (d)	Fee Rate (d)	Plan (d)	Rate (e)	Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$105,795
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.25%	102,624
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	237,851
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.25%	202,785
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	254,484
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.25%	195,918
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	202,155
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	145,426
MFS Lifetime 2060 Fund	—	0.25%	0.25%	0.25%	93,438
MFS Lifetime 2065 Fund	—	0.25%	0.25%	0.25%	14,930

Notes to Financial Statements (unaudited) - continued

	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime
	Income Fund	2025 Fund	2030 Fund	2035 Fund	2040 Fund
Total Distribution and Service Fees	$474,288	$184,335	$499,636	$337,691	$508,900
	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime
	2045 Fund	2050 Fund	2055 Fund	2060 Fund	2065 Fund
Total Distribution and Service Fees	$292,293	$331,666	$238,464	$140,377	$24,478

(d)In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2025 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended October 31, 2025, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:

	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime
	Income Fund	2025 Fund	2030 Fund	2035 Fund	2040 Fund

Class A	$97	$166	$282	$40	$423
Class B	—	4	11	—	27
Class C	42	20	256	245	145
Class R2	76	—	176	—	86
	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime
	2045 Fund	2050 Fund	2055 Fund	2060 Fund	2065 Fund
Class A	$118	$115	$49	$1	$15
Class B	—	3	—	—	N/A
Class C	126	84	48	126	—
Class R2	—	15	—	8	—

For the MFS Lifetime 2060 Fund, for the six months ended October 31, 2025, the 0.75% distribution fee was not imposed for Class B and Class R1 shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2025, were as follows:

	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime
CDSC Imposed	Income Fund	2025 Fund	2030 Fund	2035 Fund	2040 Fund

Class A	$3,038	$58	$317	$531	$562
Class B	—	—	—	—	—
Class C	271	510	2,216	165	638
	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime
CDSC Imposed	2045 Fund	2050 Fund	2055 Fund	2060 Fund	2065 Fund
Class A	$227	$402	$304	$136	$172
Class B	—	—	—	—	N/A
Class C	406	172	439	101	35

Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended October 31, 2025, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:

	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime
	Income Fund	2025 Fund	2030 Fund	2035 Fund	2040 Fund
Expenses paid	$35,420	$11,953	$30,255	$21,577	$33,518
Annual percentage of average daily net assets	0.0129%	0.0069%	0.0081%	0.0068%	0.0081%

Notes to Financial Statements (unaudited) - continued

	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime
	2045 Fund	2050 Fund	2055 Fund	2060 Fund	2065 Fund
Expenses paid	$21,615	$27,931	$27,156	$21,106	$10,229
Annual percentage of average daily net assets	0.0078%	0.0092%	0.0129%	0.0173%	0.0531%

MFSC also receives reimbursement from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:

MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime
Income Fund	2025 Fund	2030 Fund	2035 Fund	2040 Fund
$232,853	$118,130	$270,933	$196,997	$284,280
MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime
2045 Fund	2050 Fund	2055 Fund	2060 Fund	2065 Fund
$185,282	$206,219	$140,256	$97,006	$17,650

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended October 31, 2025 was equivalent to the following annual effective rates of each fund’s average daily net assets:

	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime
	Income Fund	2025 Fund	2030 Fund	2035 Fund	2040 Fund

Percentage of average daily net assets	0.0032%	0.0051%	0.0023%	0.0028%	0.0021%
	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime
	2045 Fund	2050 Fund	2055 Fund	2060 Fund	2065 Fund

Percentage of average daily net assets	0.0032%	0.0029%	0.0042%	0.0072%	0.0458%

Trustees’ and Officers’ Compensation — Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The funds do not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to each fund. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Other — Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

MFS purchased or redeemed fund shares on the dates indicated:

Fund	Date	Transaction	Class	Shares	Amount
MFS Lifetime Income Fund	8/19/2024	Redemption	Class A	11	$134
MFS Lifetime Income Fund	8/19/2024	Redemption	Class C	6	76
MFS Lifetime Income Fund	8/19/2024	Redemption	Class I	7	83
MFS Lifetime Income Fund	8/19/2024	Redemption	Class R1	6	77
MFS Lifetime Income Fund	8/19/2024	Redemption	Class R2	6	80
MFS Lifetime Income Fund	8/19/2024	Redemption	Class R3	7	83
MFS Lifetime Income Fund	8/19/2024	Redemption	Class R4	7	83
MFS Lifetime 2025 Fund	8/19/2024	Redemption	Class A	3	42
MFS Lifetime 2025 Fund	8/19/2024	Redemption	Class C	3	40
MFS Lifetime 2025 Fund	8/19/2024	Redemption	Class I	4	50
MFS Lifetime 2025 Fund	8/19/2024	Redemption	Class R2	3	46
MFS Lifetime 2025 Fund	8/19/2024	Redemption	Class R3	3	40
MFS Lifetime 2025 Fund	8/19/2024	Redemption	Class R4	3	43
MFS Lifetime 2030 Fund	8/19/2024	Redemption	Class A	4	65
MFS Lifetime 2030 Fund	8/19/2024	Redemption	Class C	4	62
MFS Lifetime 2030 Fund	8/19/2024	Redemption	Class I	4	67
MFS Lifetime 2030 Fund	8/19/2024	Redemption	Class R1	4	62

Notes to Financial Statements (unaudited) - continued

Fund	Date	Transaction	Class	Shares	Amount
MFS Lifetime 2030 Fund	8/19/2024	Redemption	Class R2	4	62
MFS Lifetime 2030 Fund	8/19/2024	Redemption	Class R3	4	65
MFS Lifetime 2030 Fund	8/19/2024	Redemption	Class R4	4	67
MFS Lifetime 2035 Fund	8/19/2024	Redemption	Class A	4	65
MFS Lifetime 2035 Fund	8/19/2024	Redemption	Class C	4	63
MFS Lifetime 2035 Fund	8/19/2024	Redemption	Class I	3	59
MFS Lifetime 2035 Fund	8/19/2024	Redemption	Class R1	2	45
MFS Lifetime 2035 Fund	8/19/2024	Redemption	Class R2	4	67
MFS Lifetime 2035 Fund	8/19/2024	Redemption	Class R3	4	78
MFS Lifetime 2035 Fund	8/19/2024	Redemption	Class R4	3	59
MFS Lifetime 2040 Fund	8/19/2024	Redemption	Class A	8	152
MFS Lifetime 2040 Fund	8/19/2024	Redemption	Class B	7	143
MFS Lifetime 2040 Fund	8/19/2024	Redemption	Class C	4	74
MFS Lifetime 2040 Fund	8/19/2024	Redemption	Class I	4	80
MFS Lifetime 2040 Fund	8/19/2024	Redemption	Class R1	4	74
MFS Lifetime 2040 Fund	8/19/2024	Redemption	Class R2	4	73
MFS Lifetime 2040 Fund	8/19/2024	Redemption	Class R3	4	76
MFS Lifetime 2040 Fund	8/19/2024	Redemption	Class R4	4	80
MFS Lifetime 2045 Fund	8/19/2024	Redemption	Class A	3	57
MFS Lifetime 2045 Fund	8/19/2024	Redemption	Class C	3	52
MFS Lifetime 2045 Fund	8/19/2024	Redemption	Class I	4	72
MFS Lifetime 2045 Fund	8/19/2024	Redemption	Class R2	4	77
MFS Lifetime 2045 Fund	8/19/2024	Redemption	Class R3	4	75
MFS Lifetime 2045 Fund	8/19/2024	Redemption	Class R4	4	75
MFS Lifetime 2050 Fund	8/19/2024	Redemption	Class A	4	85
MFS Lifetime 2050 Fund	8/19/2024	Redemption	Class C	3	80
MFS Lifetime 2050 Fund	8/19/2024	Redemption	Class I	3	77
MFS Lifetime 2050 Fund	8/19/2024	Redemption	Class R2	4	99
MFS Lifetime 2050 Fund	8/19/2024	Redemption	Class R3	4	91
MFS Lifetime 2050 Fund	8/19/2024	Redemption	Class R4	4	87
MFS Lifetime 2055 Fund	8/19/2024	Redemption	Class A	3	56
MFS Lifetime 2055 Fund	8/19/2024	Redemption	Class C	3	52
MFS Lifetime 2055 Fund	8/19/2024	Redemption	Class I	2	36
MFS Lifetime 2055 Fund	8/19/2024	Redemption	Class R1	4,226	85,832
MFS Lifetime 2055 Fund	8/19/2024	Redemption	Class R2	3	55
MFS Lifetime 2055 Fund	8/19/2024	Redemption	Class R3	3	64
MFS Lifetime 2055 Fund	8/19/2024	Redemption	Class R4	3	64
MFS Lifetime 2060 Fund	8/19/2024	Redemption	Class A	2	38
MFS Lifetime 2060 Fund	8/19/2024	Redemption	Class C	6,114	100,000
MFS Lifetime 2060 Fund	8/19/2024	Redemption	Class R2	2	38
MFS Lifetime 2060 Fund	8/19/2024	Redemption	Class R3	2	41
MFS Lifetime 2060 Fund	8/19/2024	Redemption	Class R4	2	39
MFS Lifetime 2065 Fund	8/19/2024	Redemption	Class A	5,522	55,884
MFS Lifetime 2065 Fund	8/19/2024	Redemption	Class R3	2	20

At October 31, 2025, MFS held approximately 74% of the outstanding shares of Class B and 100% of the outstanding shares of Class R1 of the MFS Lifetime 2060 Fund. Also, MFS held 100% of the outstanding shares of Class R1 of the MFS Lifetime 2065 Fund.

Notes to Financial Statements (unaudited) - continued

(4) Portfolio Securities

For the six months ended October 31, 2025, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated to the following:

	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime
	Income Fund	2025 Fund	2030 Fund	2035 Fund	2040 Fund
Purchases	$5,158,463	$8,562,109	$16,754,705	$37,209,641	$32,492,858
Sales	$46,834,220	$41,263,400	$60,844,956	$55,448,670	$58,927,997
	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime
	2045 Fund	2050 Fund	2055 Fund	2060 Fund	2065 Fund
Purchases	$17,207,668	$19,948,246	$16,399,263	$18,071,702	$7,664,587
Sales	$39,034,323	$32,575,711	$16,459,124	$10,975,828	$2,567,104

(5) Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

		MFS Lifetime Income Fund				MFS Lifetime 2025 Fund
	Six Months Ended		Year ended		Six Months Ended		Year ended
	10/31/25		4/30/25		10/31/25		4/30/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	384,263	$4,801,104	1,631,355	$20,220,024	70,869	$967,588	282,644	$3,760,079
Class B	—	—	387	4,818	—	—	—	—
Class C	29,136	367,110	101,231	1,257,065	8,179	109,217	30,046	400,244
Class I	312,739	3,887,545	555,756	6,873,912	36,675	502,880	23,844	329,560
Class R1	11,790	147,729	28,354	351,608	1,175	16,058	3,221	43,249
Class R2	85,339	1,067,010	234,242	2,892,306	63,711	873,455	156,234	2,089,030
Class R3	362,130	4,526,925	1,361,071	16,846,235	535,833	7,283,530	974,089	13,043,681
Class R4	67,764	848,922	189,638	2,330,777	127,321	1,753,418	562,389	7,776,652
Class R6	726,222	9,092,974	2,493,516	30,822,329	918,677	12,630,404	2,914,503	39,190,621
	1,979,383	$24,739,319	6,595,550	$81,599,074	1,762,440	$24,136,550	4,946,970	$66,633,116
Shares issued to shareholders in
reinvestment of distributions
Class A	202,276	$2,535,689	927,514	$11,371,904	—	$—	105,570	$1,367,136
Class B	270	3,374	2,645	32,431	—	—	1,408	18,319
Class C	11,182	140,024	76,573	937,906	—	—	11,148	142,809
Class I	49,192	617,119	203,081	2,491,830	—	—	16,089	208,991
Class R1	2,256	28,325	13,297	163,062	—	—	1,537	20,035
Class R2	20,836	261,191	106,265	1,302,741	—	—	61,399	793,892
Class R3	96,499	1,209,399	579,430	7,106,040	—	—	456,337	5,900,433
Class R4	19,604	245,621	90,843	1,113,884	—	—	144,285	1,881,482
Class R6	216,295	2,720,092	964,304	11,869,243	—	—	933,377	12,152,574
	618,410	$7,760,834	2,963,952	$36,389,041	—	$—	1,731,150	$22,485,671

Notes to Financial Statements (unaudited) - continued

	MFS Lifetime Income Fund − continued				MFS Lifetime 2025 Fund − continued
	Six Months Ended		Year ended		Six Months Ended		Year ended
	10/31/25		4/30/25		10/31/25		4/30/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(1,298,731)	$ (16,259,945)	(2,808,846)	$(34,742,878)	(258,525)	$(3,543,408)	(854,310)	$(11,457,574)
Class B	(15,097)	(187,429)	(37,311)	(461,165)	(8,850)	(120,307)	(21,484)	(289,084)
Class C	(229,225)	(2,861,439)	(945,568)	(11,752,059)	(20,234)	(270,126)	(91,822)	(1,210,957)
Class I	(367,994)	(4,584,463)	(688,048)	(8,508,459)	(21,261)	(294,896)	(24,554)	(325,471)
Class R1	(11,917)	(148,386)	(53,822)	(658,237)	(9,611)	(130,627)	(4,714)	(62,609)
Class R2	(270,277)	(3,351,332)	(468,540)	(5,820,094)	(144,464)	(1,978,211)	(284,534)	(3,755,822)
Class R3	(1,250,818)	(15,579,040)	(4,847,957)	(59,335,668)	(1,124,308)	(15,270,853)	(3,375,976)	(45,193,986)
Class R4	(257,770)	(3,208,787)	(437,002)	(5,399,369)	(233,679)	(3,192,091)	(705,000)	(9,792,289)
Class R6	(1,982,899)	(24,796,113)	(5,574,889)	(69,180,113)	(2,615,214)	(35,667,816)	(4,394,515)	(59,321,229)

	(5,684,728)	$ (70,976,934)	(15,861,983)	$(195,858,042)	(4,436,146)	$ (60,468,335)	(9,756,909)	$(131,409,021)
Net change
Class A	(712,192)	$(8,923,152)	(249,977)	$(3,150,950)	(187,656)	$(2,575,820)	(466,096)	$(6,330,359)
Class B	(14,827)	(184,055)	(34,279)	(423,916)	(8,850)	(120,307)	(20,076)	(270,765)
Class C	(188,907)	(2,354,305)	(767,764)	(9,557,088)	(12,055)	(160,909)	(50,628)	(667,904)
Class I	(6,063)	(79,799)	70,789	857,283	15,414	207,984	15,379	213,080
Class R1	2,129	27,668	(12,171)	(143,567)	(8,436)	(114,569)	44	675
Class R2	(164,102)	(2,023,131)	(128,033)	(1,625,047)	(80,753)	(1,104,756)	(66,901)	(872,900)
Class R3	(792,189)	(9,842,716)	(2,907,456)	(35,383,393)	(588,475)	(7,987,323)	(1,945,550)	(26,249,872)
Class R4	(170,402)	(2,114,244)	(156,521)	(1,954,708)	(106,358)	(1,438,673)	1,674	(134,155)
Class R6	(1,040,382)	(12,983,047)	(2,117,069)	(26,488,541)	(1,696,537)	(23,037,412)	(546,635)	(7,978,034)

	(3,086,935)	$ (38,476,781)	(6,302,481)	$(77,869,927)	(2,673,706)	$ (36,331,785)	(3,078,789)	$(42,290,234)
		MFS Lifetime 2030 Fund				MFS Lifetime 2035 Fund
	Six Months Ended		Year ended		Six Months Ended		Year ended
	10/31/25		4/30/25		10/31/25		4/30/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	190,739	$3,173,545	535,238	$8,693,938	133,967	$2,518,557	566,727	$10,140,181
Class B	—	—	772	12,707	386	7,453	—	—
Class C	21,601	349,393	65,686	1,040,010	17,340	320,110	48,819	856,057
Class I	67,184	1,122,358	208,832	3,535,156	56,889	1,073,218	80,595	1,423,577
Class R1	10,750	175,998	23,275	374,793	2,406	45,034	9,038	159,943
Class R2	127,923	2,103,313	362,021	5,794,936	70,309	1,319,039	141,165	2,534,362
Class R3	649,949	10,707,786	2,160,068	34,896,520	563,404	10,596,452	1,456,885	26,156,650
Class R4	132,923	2,240,308	741,843	12,080,226	119,351	2,249,429	407,851	7,361,557
Class R6	1,732,748	28,939,406	4,400,746	72,129,712	1,589,583	30,128,021	3,946,886	71,184,191
	2,933,817	$48,812,107	8,498,481	$138,557,998	2,553,635	$48,257,313	6,657,966	$119,816,518
Shares issued to shareholders in
reinvestment of distributions
Class A	—	$—	382,191	$5,981,292	—	$—	110,452	$1,937,322
Class B	—	—	5,804	90,661	—	—	1,281	22,541
Class C	—	—	31,955	490,821	—	—	13,207	228,080
Class I	—	—	39,106	615,916	—	—	25,168	442,697
Class R1	—	—	14,484	225,523	—	—	3,287	57,518
Class R2	—	—	165,342	2,567,767	—	—	35,833	630,299
Class R3	—	—	977,115	15,242,989	—	—	459,890	8,084,873
Class R4	—	—	178,409	2,822,437	—	—	70,369	1,248,338
Class R6	—	—	1,599,300	25,236,954	—	—	901,447	15,946,596
	—	$—	3,393,706	$53,274,360	—	$—	1,620,934	$28,598,264

Notes to Financial Statements (unaudited) - continued

	MFS Lifetime 2030 Fund − continued				MFS Lifetime 2035 Fund − continued
	Six Months Ended		Year ended		Six Months Ended		Year ended
	10/31/25		4/30/25		10/31/25		4/30/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(354,148)	$(5,891,421)	(894,939)	$(14,552,965)	(156,164)	$(2,924,515)	(470,035)	$(8,343,215)
Class B	(19,609)	(321,975)	(76,735)	(1,250,105)	(5,189)	(96,204)	(23,382)	(415,660)
Class C	(89,327)	(1,442,418)	(115,739)	(1,852,151)	(36,900)	(680,951)	(67,116)	(1,195,047)
Class I	(55,537)	(941,977)	(81,674)	(1,338,238)	(64,812)	(1,214,158)	(101,728)	(1,801,183)
Class R1	(4,134)	(66,222)	(35,087)	(558,779)	(10,467)	(191,953)	(7,183)	(127,365)
Class R2	(372,055)	(6,074,629)	(576,346)	(9,255,134)	(105,805)	(1,993,260)	(250,803)	(4,519,735)
Class R3	(2,228,358)	(36,434,833)	(4,764,076)	(76,985,009)	(1,104,105)	(20,676,290)	(3,498,924)	(62,603,782)
Class R4	(408,590)	(6,821,851)	(680,746)	(11,152,012)	(170,468)	(3,260,224)	(655,996)	(11,939,547)
Class R6	(2,436,182)	(40,307,697)	(7,613,535)	(125,531,372)	(1,992,257)	(37,456,244)	(3,682,948)	(66,567,020)

	(5,967,940)	$ (98,303,023)	(14,838,877)	$(242,475,765)	(3,646,167)	$ (68,493,799)	(8,758,115)	$(157,512,554)
Net change
Class A	(163,409)	$(2,717,876)	22,490	$122,265	(22,197)	$(405,958)	207,144	$3,734,288
Class B	(19,609)	(321,975)	(70,159)	(1,146,737)	(4,803)	(88,751)	(22,101)	(393,119)
Class C	(67,726)	(1,093,025)	(18,098)	(321,320)	(19,560)	(360,841)	(5,090)	(110,910)
Class I	11,647	180,381	166,264	2,812,834	(7,923)	(140,940)	4,035	65,091
Class R1	6,616	109,776	2,672	41,537	(8,061)	(146,919)	5,142	90,096
Class R2	(244,132)	(3,971,316)	(48,983)	(892,431)	(35,496)	(674,221)	(73,805)	(1,355,074)
Class R3	(1,578,409)	(25,727,047)	(1,626,893)	(26,845,500)	(540,701)	(10,079,838)	(1,582,149)	(28,362,259)
Class R4	(275,667)	(4,581,543)	239,506	3,750,651	(51,117)	(1,010,795)	(177,776)	(3,329,652)
Class R6	(703,434)	(11,368,291)	(1,613,489)	(28,164,706)	(402,674)	(7,328,223)	1,165,385	20,563,767
	(3,034,123)	$ (49,490,916)	(2,946,690)	$(50,643,407)	(1,092,532)	$ (20,236,486)	(479,215)	$(9,097,772)
		MFS Lifetime 2040 Fund				MFS Lifetime 2045 Fund
	Six Months Ended		Year ended		Six Months Ended		Year ended
	10/31/25		4/30/25		10/31/25		4/30/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	204,943	$4,292,966	643,004	$12,745,582	87,646	$1,830,971	338,469	$6,680,677
Class B	1	—	403	8,096	38	806	—	—
Class C	25,102	517,488	55,909	1,079,909	15,474	319,494	39,696	764,685
Class I	89,937	1,893,429	115,772	2,289,487	27,515	584,816	82,223	1,609,736
Class R1	8,827	183,350	20,909	408,897	2,239	46,811	7,237	141,210
Class R2	130,330	2,727,649	300,777	5,885,532	53,996	1,128,979	122,540	2,423,371
Class R3	588,868	12,332,933	1,880,308	37,059,314	485,758	10,116,599	1,344,298	26,371,095
Class R4	173,007	3,661,064	358,514	7,171,489	91,110	1,916,958	252,943	5,013,049
Class R6	1,357,514	28,878,223	3,997,673	80,013,901	947,199	20,093,644	3,061,210	60,357,722
	2,578,529	$54,487,102	7,373,269	$146,662,207	1,710,975	$36,039,078	5,248,616	$103,361,545
Shares issued to shareholders in
reinvestment of distributions
Class A	—	$—	158,712	$3,091,704	—	$—	74,951	$1,456,306
Class B	—	—	2,359	46,079	—	—	682	13,277
Class C	—	—	13,801	263,324	—	—	6,120	117,323
Class I	—	—	36,761	721,996	—	—	30,477	595,824
Class R1	—	—	7,222	139,529	—	—	1,472	28,532
Class R2	—	—	99,141	1,920,365	—	—	22,958	445,402
Class R3	—	—	530,248	10,329,226	—	—	379,429	7,368,504
Class R4	—	—	97,491	1,927,404	—	—	46,004	901,681
Class R6	—	—	899,432	17,745,784	—	—	626,130	12,240,845
	—	$—	1,845,167	$36,185,411	—	$—	1,188,223	$23,167,694

Notes to Financial Statements (unaudited) - continued

	MFS Lifetime 2040 Fund − continued				MFS Lifetime 2045 Fund − continued
	Six Months Ended		Year ended		Six Months Ended		Year ended
	10/31/25		4/30/25		10/31/25		4/30/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(262,760)	$(5,529,099)	(574,276)	$(11,339,234)	(202,047)	$(4,196,670)	(365,463)	$(7,148,654)
Class B	(18,940)	(401,800)	(27,346)	(536,526)	(4,075)	(83,724)	(10,501)	(204,609)
Class C	(64,439)	(1,314,711)	(96,461)	(1,862,718)	(29,847)	(614,355)	(59,601)	(1,149,856)
Class I	(79,471)	(1,667,329)	(127,039)	(2,541,683)	(44,573)	(953,925)	(107,146)	(2,131,830)
Class R1	(28,091)	(577,060)	(26,811)	(523,739)	(3,216)	(63,203)	(2,714)	(50,370)
Class R2	(186,900)	(3,841,224)	(576,114)	(11,277,361)	(68,942)	(1,449,416)	(153,947)	(3,017,412)
Class R3	(1,278,672)	(26,712,308)	(3,946,410)	(77,650,739)	(746,432)	(15,510,015)	(3,100,449)	(60,594,172)
Class R4	(255,792)	(5,413,431)	(577,494)	(11,651,024)	(191,546)	(4,071,518)	(332,440)	(6,553,633)
Class R6	(1,757,373)	(37,154,001)	(4,716,049)	(94,714,536)	(1,539,591)	(32,206,909)	(2,872,638)	(57,351,361)

	(3,932,438)	$ (82,610,963)	(10,668,000)	$(212,097,560)	(2,830,269)	$ (59,149,735)	(7,004,899)	$(138,201,897)
Net change
Class A	(57,817)	$(1,236,133)	227,440	$4,498,052	(114,401)	$(2,365,699)	47,957	$988,329
Class B	(18,939)	(401,800)	(24,584)	(482,351)	(4,037)	(82,918)	(9,819)	(191,332)
Class C	(39,337)	(797,223)	(26,751)	(519,485)	(14,373)	(294,861)	(13,785)	(267,848)
Class I	10,466	226,100	25,494	469,800	(17,058)	(369,109)	5,554	73,730
Class R1	(19,264)	(393,710)	1,320	24,687	(977)	(16,392)	5,995	119,372
Class R2	(56,570)	(1,113,575)	(176,196)	(3,471,464)	(14,946)	(320,437)	(8,449)	(148,639)
Class R3	(689,804)	(14,379,375)	(1,535,854)	(30,262,199)	(260,674)	(5,393,416)	(1,376,722)	(26,854,573)
Class R4	(82,785)	(1,752,367)	(121,489)	(2,552,131)	(100,436)	(2,154,560)	(33,493)	(638,903)
Class R6	(399,859)	(8,275,778)	181,056	3,045,149	(592,392)	(12,113,265)	814,702	15,247,206
	(1,353,909)	$ (28,123,861)	(1,449,564)	$(29,249,942)	(1,119,294)	$ (23,110,657)	(568,060)	$(11,672,658)
		MFS Lifetime 2050 Fund				MFS Lifetime 2055 Fund
	Six Months Ended		Year ended		Six Months Ended		Year ended
	10/31/25		4/30/25		10/31/25		4/30/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	92,594	$2,335,770	250,343	$5,899,239	95,016	$2,080,561	261,600	$5,335,824
Class C	16,697	412,277	46,164	1,063,987	12,017	256,639	25,784	516,792
Class I	31,730	811,175	73,767	1,746,238	18,465	410,001	27,663	559,467
Class R1	2,288	56,829	6,627	153,296	13,394	292,219	33,417	673,612
Class R2	67,607	1,706,424	155,151	3,609,203	78,313	1,714,673	177,510	3,597,276
Class R3	450,273	11,297,700	1,391,520	32,616,266	480,408	10,506,009	1,297,525	26,448,100
Class R4	130,559	3,299,636	256,018	6,057,367	81,221	1,796,807	168,939	3,488,758
Class R6	1,056,264	26,799,631	2,692,574	63,825,076	1,022,452	22,698,108	2,558,127	52,534,427
	1,848,012	$46,719,442	4,872,164	$114,970,672	1,801,286	$39,755,017	4,550,565	$93,154,256
Shares issued to shareholders in
reinvestment of distributions
Class A	—	$—	67,032	$1,571,222	—	$—	42,633	$862,456
Class B	—	—	824	19,174	—	—	608	12,326
Class C	—	—	6,739	154,316	—	—	5,045	100,749
Class I	—	—	15,792	370,165	—	—	8,823	178,574
Class R1	—	—	1,487	34,206	—	—	3,450	68,973
Class R2	—	—	30,208	700,524	—	—	19,420	393,060
Class R3	—	—	291,045	6,758,067	—	—	214,942	4,348,269
Class R4	—	—	63,244	1,483,697	—	—	24,077	492,125
Class R6	—	—	564,581	13,216,852	—	—	423,422	8,642,040
	—	$—	1,040,952	$24,308,223	—	$—	742,420	$15,098,572

Notes to Financial Statements (unaudited) - continued

	MFS Lifetime 2050 Fund − continued				MFS Lifetime 2055 Fund − continued
	Six Months Ended		Year ended		Six Months Ended		Year ended
	10/31/25		4/30/25		10/31/25		4/30/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(105,169)	$(2,653,177)	(292,857)	$(6,942,116)	(95,720)	$(2,095,875)	(442,898)	$(9,161,299)
Class B	(2,578)	(65,264)	(10,341)	(242,582)	(4,150)	(91,677)	(6,078)	(120,850)
Class C	(25,692)	(637,909)	(64,855)	(1,491,207)	(25,019)	(540,390)	(39,352)	(786,875)
Class I	(27,056)	(688,424)	(105,138)	(2,466,867)	(12,047)	(264,718)	(35,727)	(726,076)
Class R1	(1,622)	(40,484)	(5,558)	(126,658)	(2,633)	(57,279)	(13,305)	(270,634)
Class R2	(101,225)	(2,561,943)	(188,622)	(4,394,532)	(108,910)	(2,385,846)	(139,133)	(2,812,274)
Class R3	(562,519)	(14,140,434)	(2,403,645)	(55,955,416)	(492,955)	(10,731,625)	(1,831,187)	(37,128,745)
Class R4	(175,956)	(4,431,503)	(552,469)	(13,439,891)	(89,039)	(2,007,011)	(193,684)	(4,081,311)
Class R6	(1,402,216)	(35,280,417)	(2,874,899)	(68,233,231)	(1,019,407)	(22,399,573)	(2,159,615)	(44,612,901)

	(2,404,033)	$ (60,499,555)	(6,498,384)	$(153,292,500)	(1,849,880)	$ (40,573,994)	(4,860,979)	$(99,700,965)
Net change
Class A	(12,575)	$(317,407)	24,518	$528,345	(704)	$(15,314)	(138,665)	$(2,963,019)
Class B	(2,578)	(65,264)	(9,517)	(223,408)	(4,150)	(91,677)	(5,470)	(108,524)
Class C	(8,995)	(225,632)	(11,952)	(272,904)	(13,002)	(283,751)	(8,523)	(169,334)
Class I	4,674	122,751	(15,579)	(350,464)	6,418	145,283	759	11,965
Class R1	666	16,345	2,556	60,844	10,761	234,940	23,562	471,951
Class R2	(33,618)	(855,519)	(3,263)	(84,805)	(30,597)	(671,173)	57,797	1,178,062
Class R3	(112,246)	(2,842,734)	(721,080)	(16,581,083)	(12,547)	(225,616)	(318,720)	(6,332,376)
Class R4	(45,397)	(1,131,867)	(233,207)	(5,898,827)	(7,818)	(210,204)	(668)	(100,428)
Class R6	(345,952)	(8,480,786)	382,256	8,808,697	3,045	298,535	821,934	16,563,566
	(556,021)	$ (13,780,113)	(585,268)	$(14,013,605)	(48,594)	$(818,977)	432,006	$8,551,863
		MFS Lifetime 2060 Fund				MFS Lifetime 2065 Fund
	Six Months Ended		Year ended		Six Months Ended		Year ended
	10/31/25		4/30/25		10/31/25		4/30/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	108,677	$1,930,322	255,431	$4,174,027	87,800	$951,417	131,513	$1,336,020
Class C	13,426	233,324	24,092	390,147	7,141	77,014	12,423	124,667
Class I	12,899	229,973	24,517	413,613	30,215	323,604	24,542	251,756
Class R2	54,462	960,834	102,284	1,675,585	16,887	182,962	142,227	1,377,243
Class R3	583,541	10,323,942	1,379,541	22,658,595	236,052	2,554,832	684,934	6,868,477
Class R4	52,239	927,476	121,181	2,003,939	12,151	134,025	42,481	438,488
Class R6	1,104,344	19,774,507	2,501,104	41,383,360	585,384	6,412,581	1,182,786	11,897,351
	1,929,588	$34,380,378	4,408,150	$72,699,266	975,630	$10,636,435	2,220,906	$22,294,002
Shares issued to shareholders in
reinvestment of distributions
Class A	—	$—	39,194	$640,043	—	$—	5,557	$55,684
Class B	—	—	314	5,147	—	—	—	—
Class C	—	—	2,937	47,552	—	—	729	7,274
Class I	—	—	1,601	26,365	—	—	448	4,499
Class R1	—	—	230	3,781	—	—	166	1,666
Class R2	—	—	8,456	138,005	—	—	1,310	13,113
Class R3	—	—	145,375	2,376,888	—	—	33,732	337,999
Class R4	—	—	11,986	197,292	—	—	1,983	19,909
Class R6	—	—	247,187	4,078,592	—	—	45,530	457,579
	—	$—	457,280	$7,513,665	—	$—	89,455	$897,723

Notes to Financial Statements (unaudited) - continued

	MFS Lifetime 2060 Fund − continued				MFS Lifetime 2065 Fund − continued
	Six Months Ended		Year ended		Six Months Ended		Year ended
	10/31/25		4/30/25		10/31/25		4/30/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(64,457)	$(1,142,096)	(171,341)	$(2,816,180)	(52,163)	$(564,551)	(65,791)	$(666,668)
Class B	(561)	(10,024)	(1,023)	(16,928)	—	—	—	—
Class C	(12,913)	(225,372)	(18,067)	(295,365)	(2,654)	(28,352)	(1,817)	(18,142)
Class I	(321)	(5,768)	(8,069)	(136,693)	(1,515)	(17,388)	(2,691)	(26,985)
Class R2	(34,124)	(607,002)	(74,827)	(1,228,605)	(13,498)	(145,069)	(14,396)	(143,381)
Class R3	(485,058)	(8,576,191)	(1,507,083)	(24,549,952)	(177,274)	(1,906,570)	(320,700)	(3,207,989)
Class R4	(67,883)	(1,213,787)	(71,482)	(1,176,850)	(2,306)	(25,883)	(2,348)	(23,546)
Class R6	(899,381)	(16,016,339)	(2,018,052)	(33,662,738)	(261,361)	(2,866,760)	(532,720)	(5,405,671)

	(1,564,698)	$(27,796,579)	(3,869,944)	$(63,883,311)	(510,771)	$(5,554,573)	(940,463)	$(9,492,382)
Net change
Class A	44,220	$788,226	123,284	$1,997,890	35,637	$386,866	71,279	$725,036
Class B	(561)	(10,024)	(709)	(11,781)	—	—	—	—
Class C	513	7,952	8,962	142,334	4,487	48,662	11,335	113,799
Class I	12,578	224,205	18,049	303,285	28,700	306,216	22,299	229,270
Class R1	—	—	230	3,781	—	—	166	1,666
Class R2	20,338	353,832	35,913	584,985	3,389	37,893	129,141	1,246,975
Class R3	98,483	1,747,751	17,833	485,531	58,778	648,262	397,966	3,998,487
Class R4	(15,644)	(286,311)	61,685	1,024,381	9,845	108,142	42,116	434,851
Class R6	204,963	3,758,168	730,239	11,799,214	324,023	3,545,821	695,596	6,949,259
	364,890	$6,583,799	995,486	$16,329,620	464,859	$5,081,862	1,369,898	$13,699,343

Effective June 1, 2019, purchases of each fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of each fund’s Class R1 and Class R2 shares were closed to new eligible investors.

(6) Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by each fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended October 31, 2025, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:

	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime
	Income Fund	2025 Fund	2030 Fund	2035 Fund	2040 Fund
Commitment Fee	$1,337	$850	$1,750	$1,486	$1,889
Interest Expense	—	—	—	—	—
	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime
	2045 Fund	2050 Fund	2055 Fund	2060 Fund	2065 Fund
Commitment Fee	$1,284	$1,340	$909	$535	$74
Interest Expense	—	—	—	—	—

Notes to Financial Statements (unaudited) - continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended October 31, 2025:

			MFS Lifetime Income Fund
					Change in
				Realized	Unrealized
	Beginning		Sales	Gain	Appreciation or	Ending
Affiliated Issuers	Value	Purchases	Proceeds	(Loss)	Depreciation	Value
MFS Blended Research Core Equity Fund	$8,977,043	$49,867	$2,070,478	$471,165	$1,382,074	$8,809,671
MFS Blended Research Growth Equity Fund	8,983,337	51,718	2,685,433	1,191,673	1,305,203	8,846,498
MFS Blended Research International Equity Fund	13,827,039	586,750	2,241,215	645,922	2,074,200	14,892,696
MFS Blended Research Mid Cap Equity Fund	16,562,828	175,483	2,913,611	120,715	2,065,268	16,010,683
MFS Blended Research Small Cap Equity Fund	5,514,113	85,849	1,284,084	18,441	1,036,476	5,370,795
MFS Blended Research Value Equity Fund	11,044,059	85,984	1,669,753	232,684	1,074,109	10,767,083
MFS Commodity Strategy Fund	10,844,294	346,048	1,443,390	(95,676)	1,189,485	10,840,761
MFS Emerging Markets Debt Fund	5,517,060	146,904	555,338	7,747	335,832	5,452,205
MFS Emerging Markets Debt Local Currency Fund	5,521,050	78,887	524,002	(29,191)	364,691	5,411,435
MFS Global Opportunistic Bond Fund	38,612,226	854,960	2,206,826	(163,462)	859,248	37,956,146
MFS Global Real Estate Fund	11,050,168	255,186	1,050,360	63,585	326,869	10,645,448
MFS Government Securities Fund	52,402,994	1,731,759	2,448,861	(317,803)	736,109	52,104,198
MFS Growth Fund	8,983,350	220,126	2,243,742	668,195	1,206,432	8,834,361
MFS High Income Fund	11,032,870	370,248	867,902	(7,663)	326,885	10,854,438
MFS Inflation-Adjusted Bond Fund	55,156,231	1,720,596	2,766,819	(315,777)	263,203	54,057,434
MFS Institutional Money Market Portfolio	13,576,203	8,325,057	13,061,117	72	2,181	8,842,396
MFS International Growth Fund	2,764,988	159,933	289,369	92,376	224,053	2,951,981
MFS International Intrinsic Value Fund	2,764,219	130,844	334,721	107,186	295,915	2,963,443
MFS Limited Maturity Fund	110,283,464	2,900,746	5,040,235	(66,167)	432,696	108,510,504
MFS Mid Cap Growth Fund	8,297,620	108,019	1,354,441	553,030	351,224	7,955,452
MFS Mid Cap Value Fund	8,274,921	124,245	1,236,064	(17,864)	864,584	8,009,822
MFS New Discovery Fund	2,764,392	36,654	583,256	219,840	278,146	2,715,776
MFS New Discovery Value Fund	2,745,809	151,528	464,211	(6,781)	229,024	2,655,369
MFS Research Fund	8,978,197	51,074	1,866,241	633,003	1,019,508	8,815,541
MFS Research International Fund	8,294,957	492,015	723,279	122,472	698,139	8,884,304
MFS Total Return Bond Fund	107,555,611	2,844,564	6,651,890	(605,521)	2,388,291	105,531,055
MFS Value Fund	11,044,812	258,385	1,318,699	340,285	347,385	10,672,168
	$551,373,855	$22,343,429	$59,895,337	$3,862,486	$21,677,230	$539,361,663

Notes to Financial Statements (unaudited) - continued

	MFS Lifetime Income Fund - continued
	Dividend	Capital Gain
Affiliated Issuers	Income	Distributions

MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	136,627	—
MFS Emerging Markets Debt Local Currency Fund	55,082	—
MFS Global Opportunistic Bond Fund	686,732	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	1,010,849	—
MFS Growth Fund	—	163,100
MFS High Income Fund	351,806	—
MFS Inflation-Adjusted Bond Fund	1,436,008	—
MFS Institutional Money Market Portfolio	240,470	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS Limited Maturity Fund	2,524,405	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	7,239	83,069
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	2,303,695	—
MFS Value Fund	101,300	—
	$8,854,213	$246,169

Notes to Financial Statements (unaudited) - continued

			MFS Lifetime 2025 Fund
					Change in
				Realized	Unrealized
	Beginning		Sales	Gain	Appreciation or	Ending
Affiliated Issuers	Value	Purchases	Proceeds	(Loss)	Depreciation	Value
MFS Blended Research Core Equity Fund	$6,054,762	$65,770	$1,833,093	$543,919	$659,765	$5,491,123
MFS Blended Research Growth Equity Fund	6,094,278	97,603	2,303,030	961,327	660,773	5,510,951
MFS Blended Research International Equity Fund	9,397,490	260,768	2,135,575	704,696	1,059,851	9,287,230
MFS Blended Research Mid Cap Equity Fund	10,878,858	353,499	2,643,149	361,428	1,055,871	10,006,507
MFS Blended Research Small Cap Equity Fund	3,492,814	192,536	993,667	67,431	598,798	3,357,912
MFS Blended Research Value Equity Fund	7,337,216	98,107	1,563,377	368,387	477,944	6,718,277
MFS Commodity Strategy Fund	6,786,060	402,589	1,117,207	21,002	666,057	6,758,501
MFS Emerging Markets Debt Fund	3,816,210	100,305	750,190	(82,356)	304,279	3,388,248
MFS Emerging Markets Debt Local Currency Fund	3,879,050	61,849	790,438	(39,879)	260,941	3,371,523
MFS Global Opportunistic Bond Fund	24,545,457	713,377	2,065,614	(148,236)	577,787	23,622,771
MFS Global Real Estate Fund	7,064,758	329,806	1,032,901	54,584	196,754	6,613,001
MFS Government Securities Fund	33,291,501	1,563,132	2,371,326	(312,052)	559,284	32,730,539
MFS Growth Fund	6,088,938	221,358	2,034,404	791,878	437,738	5,505,508
MFS High Income Fund	7,638,526	284,837	1,381,869	(54,750)	269,948	6,756,692
MFS Inflation-Adjusted Bond Fund	34,981,787	1,509,770	2,786,871	(332,272)	292,693	33,665,107
MFS Institutional Money Market Portfolio	8,694,934	4,151,431	7,540,244	(26)	1,403	5,307,498
MFS International Growth Fund	1,938,547	79,961	387,063	143,483	67,175	1,842,103
MFS International Intrinsic Value Fund	1,937,387	56,544	410,347	123,528	143,779	1,850,891
MFS Limited Maturity Fund	66,547,868	3,521,473	2,756,598	(39,123)	263,744	67,537,364
MFS Mid Cap Growth Fund	5,507,248	208,253	1,295,239	478,897	112,465	5,011,624
MFS Mid Cap Value Fund	5,399,525	181,049	1,129,714	142,727	405,844	4,999,431
MFS New Discovery Fund	1,771,550	77,196	472,218	60,828	253,283	1,690,639
MFS New Discovery Value Fund	1,739,411	157,787	372,752	12,727	129,492	1,666,665
MFS Research Fund	6,055,708	69,134	1,707,918	597,111	478,909	5,492,944
MFS Research International Fund	5,489,624	313,328	786,939	190,090	342,261	5,548,364
MFS Total Return Bond Fund	66,478,927	2,962,536	4,833,640	(550,668)	1,648,652	65,705,807
MFS Value Fund	7,332,608	188,967	1,308,261	453,350	(2,466)	6,664,198
	$350,241,042	$18,222,965	$48,803,644	$4,518,031	$11,923,024	$336,101,418

Notes to Financial Statements (unaudited) - continued

	MFS Lifetime 2025 Fund - continued
	Dividend	Capital Gain
Affiliated Issuers	Income	Distributions

MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	88,477	—
MFS Emerging Markets Debt Local Currency Fund	36,206	—
MFS Global Opportunistic Bond Fund	429,580	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	632,511	—
MFS Growth Fund	—	102,926
MFS High Income Fund	228,335	—
MFS Inflation-Adjusted Bond Fund	897,327	—
MFS Institutional Money Market Portfolio	151,688	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS Limited Maturity Fund	1,548,330	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	4,486	51,476
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	1,425,326	—
MFS Value Fund	64,445	—
	$5,506,711	$154,402

Notes to Financial Statements (unaudited) - continued

			MFS Lifetime 2030 Fund
					Change in
				Realized	Unrealized
	Beginning		Sales	Gain	Appreciation or	Ending
Affiliated Issuers	Value	Purchases	Proceeds	(Loss)	Depreciation	Value
MFS Blended Research Core Equity Fund	$19,811,876	$76,319	$4,157,240	$989,584	$3,169,175	$19,889,714
MFS Blended Research Growth Equity Fund	19,646,643	117,289	5,287,827	2,553,060	3,062,534	20,091,699
MFS Blended Research International Equity Fund	31,355,010	191,843	5,332,514	1,925,123	4,033,293	32,172,755
MFS Blended Research Mid Cap Equity Fund	31,229,887	303,977	6,081,571	840,024	3,316,203	29,608,520
MFS Blended Research Small Cap Equity Fund	7,333,442	175,029	1,486,556	80,542	1,379,946	7,482,403
MFS Blended Research Value Equity Fund	22,853,587	79,255	3,257,698	447,477	2,265,915	22,388,536
MFS Commodity Strategy Fund	15,255,413	331,798	1,887,022	(133,939)	1,663,793	15,230,043
MFS Emerging Markets Debt Fund	15,547,753	384,361	1,707,082	(282,759)	1,236,646	15,178,919
MFS Emerging Markets Debt Local Currency Fund	15,018,257	203,112	1,129,563	(131,601)	1,043,446	15,003,651
MFS Global Opportunistic Bond Fund	50,909,020	1,946,180	1,007,725	(95,993)	1,033,235	52,784,717
MFS Global Real Estate Fund	15,570,062	235,407	1,484,166	126,651	421,087	14,869,041
MFS Government Securities Fund	70,920,596	3,775,035	2,224,304	(317,894)	879,262	73,032,695
MFS Growth Fund	19,699,011	474,590	4,387,014	1,182,399	3,034,643	20,003,629
MFS High Income Fund	29,780,868	1,082,238	1,677,222	(121,227)	984,480	30,049,137
MFS Inflation-Adjusted Bond Fund	72,601,583	3,657,735	1,168,591	(154,376)	89,666	75,026,017
MFS Institutional Money Market Portfolio	18,882,348	9,512,796	15,186,714	(646)	3,591	13,211,375
MFS International Growth Fund	7,819,217	100,886	872,694	513,317	352,301	7,913,027
MFS International Intrinsic Value Fund	7,825,905	74,139	1,073,942	456,772	646,579	7,929,453
MFS International New Discovery Fund	673,560	—	711,930	456,474	(407,969)	10,135
MFS Limited Maturity Fund	67,774,490	7,543,682	—	—	238,035	75,556,207
MFS Mid Cap Growth Fund	15,807,642	180,925	2,945,284	1,723,818	17,346	14,784,447
MFS Mid Cap Value Fund	15,618,719	142,143	2,524,334	372,654	1,231,255	14,840,437
MFS New Discovery Fund	3,808,547	53,062	749,103	172,672	524,021	3,809,199
MFS New Discovery Value Fund	3,727,016	224,032	568,218	2,773	305,223	3,690,826
MFS Research Fund	19,775,705	77,310	3,639,895	1,059,698	2,645,711	19,918,529
MFS Research International Fund	15,656,823	224,962	1,425,709	517,838	993,315	15,967,229
MFS Total Return Bond Fund	104,109,454	4,977,785	1,491,640	(245,240)	2,022,678	109,373,037
MFS Value Fund	22,909,714	460,254	2,566,112	585,694	840,824	22,230,374
	$741,922,148	$36,606,144	$76,031,670	$12,522,895	$37,026,234	$752,045,751

Notes to Financial Statements (unaudited) - continued

	MFS Lifetime 2030 Fund - continued
	Dividend	Capital Gain
Affiliated Issuers	Income	Distributions

MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	379,478	—
MFS Emerging Markets Debt Local Currency Fund	150,518	—
MFS Global Opportunistic Bond Fund	922,850	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	1,374,605	—
MFS Growth Fund	—	366,246
MFS High Income Fund	958,941	—
MFS Inflation-Adjusted Bond Fund	1,927,874	—
MFS Institutional Money Market Portfolio	332,056	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Limited Maturity Fund	1,636,955	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	10,024	115,024
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	2,287,088	—
MFS Value Fund	209,038	—
	$10,189,427	$481,270

Notes to Financial Statements (unaudited) - continued

			MFS Lifetime 2035 Fund
					Change in
				Realized	Unrealized
	Beginning		Sales	Gain	Appreciation or	Ending
Affiliated Issuers	Value	Purchases	Proceeds	(Loss)	Depreciation	Value
MFS Blended Research Core Equity Fund	$23,142,287	$52,102	$4,280,658	$609,867	$4,309,886	$23,833,484
MFS Blended Research Emerging Markets Equity Fund	298,592	38	340,518	122,788	(77,862)	3,038
MFS Blended Research Growth Equity Fund	23,570,136	82,818	6,265,007	2,184,099	4,530,148	24,102,194
MFS Blended Research International Equity Fund	39,710,985	164,287	6,546,474	2,286,408	5,251,492	40,866,698
MFS Blended Research Mid Cap Equity Fund	44,599,773	665,815	6,557,398	190,721	5,846,870	44,745,781
MFS Blended Research Small Cap Equity Fund	9,615,630	265,756	2,047,606	55,372	1,841,266	9,730,418
MFS Blended Research Value Equity Fund	25,012,738	299,131	2,503,009	111,812	2,946,431	25,867,103
MFS Commodity Strategy Fund	18,115,920	802,033	1,143,025	(64,269)	1,967,226	19,677,885
MFS Emerging Markets Debt Fund	17,378,446	1,589,341	392,792	(60,106)	1,237,171	19,752,060
MFS Emerging Markets Debt Local Currency Fund	11,801,473	597,172	125,152	(8,884)	767,649	13,032,258
MFS Emerging Markets Equity Fund	298,767	38	335,431	142,859	(103,209)	3,024
MFS Global Opportunistic Bond Fund	27,670,810	4,533,894	125,913	(12,362)	589,202	32,655,631
MFS Global Real Estate Fund	19,349,484	381,414	1,169,395	5,297	674,467	19,241,267
MFS Government Securities Fund	49,409,643	12,327,781	111,059	(16,586)	578,776	62,188,555
MFS Growth Fund	23,378,908	715,542	5,136,432	585,173	4,445,480	23,988,671
MFS High Income Fund	23,247,248	2,344,663	231,179	(13,575)	712,105	26,059,262
MFS Inflation-Adjusted Bond Fund	39,191,694	6,435,279	217,115	(27,521)	44,587	45,426,924
MFS Institutional Money Market Portfolio	13,350,281	4,519,262	5,596,161	(100)	2,501	12,275,783
MFS International Growth Fund	10,112,645	105,196	1,233,303	331,342	779,523	10,095,403
MFS International Intrinsic Value Fund	10,136,332	71,108	1,522,205	212,514	1,203,194	10,100,943
MFS International New Discovery Fund	6,871,686	34,140	807,067	106,200	450,218	6,655,177
MFS Limited Maturity Fund	—	205,744	—	—	(356)	205,388
MFS Mid Cap Growth Fund	22,775,820	433,895	3,449,241	410,894	2,117,860	22,289,228
MFS Mid Cap Value Fund	21,975,804	399,213	2,262,799	(48,498)	2,352,194	22,415,914
MFS New Discovery Fund	4,918,682	88,084	951,403	137,158	764,075	4,956,596
MFS New Discovery Value Fund	4,756,713	276,669	642,722	(8,246)	400,792	4,783,206
MFS Research Fund	23,042,731	76,835	3,609,353	375,018	3,996,795	23,882,026
MFS Research International Fund	19,271,894	583,696	1,579,598	166,356	1,708,198	20,150,546
MFS Total Return Bond Fund	45,634,797	8,982,099	163,197	(17,929)	919,916	55,355,686
MFS Value Fund	24,924,258	765,987	1,699,619	46,158	1,539,130	25,575,914
	$603,564,177	$47,799,032	$61,044,831	$7,801,960	$51,795,725	$649,916,063

Notes to Financial Statements (unaudited) - continued

	MFS Lifetime 2035 Fund - continued
	Dividend	Capital Gain
Affiliated Issuers	Income	Distributions

MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	469,423	—
MFS Emerging Markets Debt Local Currency Fund	125,283	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Opportunistic Bond Fund	545,848	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	1,089,902	—
MFS Growth Fund	—	429,681
MFS High Income Fund	803,822	—
MFS Inflation-Adjusted Bond Fund	1,108,648	—
MFS Institutional Money Market Portfolio	281,737	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Limited Maturity Fund	408	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	12,777	146,611
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	1,098,538	—
MFS Value Fund	239,190	—
	$5,775,576	$576,292

Notes to Financial Statements (unaudited) - continued

			MFS Lifetime 2040 Fund
					Change in
				Realized	Unrealized
	Beginning		Sales	Gain	Appreciation or	Ending
Affiliated Issuers	Value	Purchases	Proceeds	(Loss)	Depreciation	Value
MFS Blended Research Core Equity Fund	$35,921,523	$57,457	$4,735,822	$439,782	$7,390,748	$39,073,688
MFS Blended Research Emerging Markets Equity Fund	4,092,204	4,132	910,040	284,588	828,389	4,299,273
MFS Blended Research Growth Equity Fund	36,598,212	2,809	7,933,631	2,689,082	7,997,324	39,353,796
MFS Blended Research International Equity Fund	67,922,794	278,041	7,918,536	2,524,570	10,676,407	73,483,276
MFS Blended Research Mid Cap Equity Fund	70,105,928	922,026	6,103,297	(82,364)	9,635,247	74,477,540
MFS Blended Research Small Cap Equity Fund	15,702,087	389,377	2,515,081	(37,163)	3,175,083	16,714,303
MFS Blended Research Value Equity Fund	38,486,959	315,269	1,766,903	72,884	4,717,070	41,825,279
MFS Commodity Strategy Fund	29,746,941	2,414,845	1,515,564	(71,645)	3,298,535	33,873,112
MFS Emerging Markets Debt Fund	20,747,732	3,605,396	365,268	(52,051)	1,530,662	25,466,471
MFS Emerging Markets Debt Local Currency Fund	14,120,835	1,805,715	66,878	(5,330)	942,526	16,796,868
MFS Emerging Markets Equity Fund	4,094,094	1,068	802,244	306,350	700,528	4,299,796
MFS Global Opportunistic Bond Fund	20,600,633	4,401,012	132,211	(11,637)	458,674	25,316,471
MFS Global Real Estate Fund	31,483,361	1,410,765	972,785	(5,927)	1,115,344	33,030,758
MFS Government Securities Fund	—	205,065	—	—	(614)	204,451
MFS Growth Fund	36,370,935	995,580	6,125,142	488,058	7,454,084	39,183,515
MFS High Income Fund	27,771,443	5,110,624	140,048	(9,127)	860,567	33,593,459
MFS Inflation-Adjusted Bond Fund	35,185,933	7,056,463	291,937	(33,307)	61,653	41,978,805
MFS Institutional Money Market Portfolio	14,252,012	6,572,899	8,178,664	(435)	2,848	12,648,660
MFS International Growth Fund	20,008,634	374,002	1,277,943	163,483	2,093,793	21,361,969
MFS International Intrinsic Value Fund	20,045,192	289,494	1,762,218	221,023	2,657,741	21,451,232
MFS International New Discovery Fund	16,316,442	167,250	838,377	86,869	1,240,485	16,972,669
MFS Mid Cap Growth Fund	35,595,525	675,373	3,251,030	277,201	3,667,251	36,964,320
MFS Mid Cap Value Fund	34,679,752	685,086	1,764,798	(49,112)	3,712,062	37,262,990
MFS New Discovery Fund	7,980,207	121,032	1,148,983	135,923	1,351,483	8,439,662
MFS New Discovery Value Fund	7,788,739	488,423	696,348	(29,788)	667,842	8,218,868
MFS Research Fund	35,806,030	59,140	3,748,225	151,543	6,798,582	39,067,070
MFS Research International Fund	27,641,994	1,116,767	1,282,516	84,650	2,634,999	30,195,894
MFS Total Return Bond Fund	17,842,305	3,248,532	189,537	(16,015)	367,556	21,252,841
MFS Value Fund	38,380,213	1,275,130	672,635	12,048	2,444,159	41,438,915
	$765,288,659	$44,048,772	$67,106,661	$7,534,153	$88,481,028	$838,245,951

Notes to Financial Statements (unaudited) - continued

	MFS Lifetime 2040 Fund - continued
	Dividend	Capital Gain
Affiliated Issuers	Income	Distributions

MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	590,542	—
MFS Emerging Markets Debt Local Currency Fund	155,847	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Opportunistic Bond Fund	418,385	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	285	—
MFS Growth Fund	—	709,612
MFS High Income Fund	1,006,893	—
MFS Inflation-Adjusted Bond Fund	1,022,186	—
MFS Institutional Money Market Portfolio	276,653	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	21,856	250,785
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	427,492	—
MFS Value Fund	379,133	—
	$4,299,272	$960,397

Notes to Financial Statements (unaudited) - continued

			MFS Lifetime 2045 Fund
					Change in
				Realized	Unrealized
	Beginning		Sales	Gain	Appreciation or	Ending
Affiliated Issuers	Value	Purchases	Proceeds	(Loss)	Depreciation	Value
MFS Blended Research Core Equity Fund	$24,044,151	$16,211	$2,828,628	$211,371	$5,032,513	$26,475,618
MFS Blended Research Emerging Markets Equity Fund	4,066,972	7,944	739,221	198,389	914,154	4,448,238
MFS Blended Research Growth Equity Fund	25,958,402	14,579	5,285,698	1,436,855	6,120,401	28,244,539
MFS Blended Research International Equity Fund	52,454,363	110,560	5,761,646	1,515,663	8,633,939	56,952,879
MFS Blended Research Mid Cap Equity Fund	49,466,374	738,065	4,287,246	(23,716)	6,778,371	52,671,848
MFS Blended Research Small Cap Equity Fund	11,809,768	297,952	1,817,338	(36,909)	2,399,171	12,652,644
MFS Blended Research Value Equity Fund	26,927,976	276,220	1,025,879	38,798	3,323,051	29,540,166
MFS Commodity Strategy Fund	22,309,469	1,919,271	818,778	(46,426)	2,468,726	25,832,262
MFS Emerging Markets Debt Fund	6,644,354	1,408,682	8,834	(49)	481,592	8,525,745
MFS Emerging Markets Debt Local Currency Fund	4,499,811	801,284	3,797	(45)	303,093	5,600,346
MFS Emerging Markets Equity Fund	4,069,438	3,006	639,958	165,120	841,893	4,439,499
MFS Global Opportunistic Bond Fund	6,598,955	1,670,732	12,703	(153)	146,248	8,403,079
MFS Global Real Estate Fund	23,720,934	922,617	532,635	(10,224)	844,923	24,945,615
MFS Growth Fund	25,737,536	656,392	4,019,286	221,126	5,392,229	27,987,997
MFS High Income Fund	8,873,792	2,054,717	19,475	(457)	273,763	11,182,340
MFS Inflation-Adjusted Bond Fund	17,652,378	3,453,429	112,621	(12,834)	26,194	21,006,546
MFS Institutional Money Market Portfolio	9,601,592	4,577,556	5,754,168	(333)	1,964	8,426,611
MFS International Growth Fund	16,127,659	209,804	879,864	103,753	1,709,404	17,270,756
MFS International Intrinsic Value Fund	16,172,817	127,289	1,270,446	96,710	2,217,756	17,344,126
MFS International New Discovery Fund	16,202,014	190,407	719,910	38,684	1,280,923	16,992,118
MFS Mid Cap Growth Fund	25,265,986	514,361	2,369,993	187,826	2,612,944	26,211,124
MFS Mid Cap Value Fund	24,387,032	507,245	1,165,328	(25,007)	2,612,142	26,316,084
MFS New Discovery Fund	6,038,651	89,140	832,282	69,625	1,054,379	6,419,513
MFS New Discovery Value Fund	5,845,721	382,346	511,253	(14,715)	496,028	6,198,127
MFS Research Fund	23,938,786	34,577	2,188,633	58,562	4,594,289	26,437,581
MFS Research International Fund	19,919,577	579,757	797,915	80,381	1,873,831	21,655,631
MFS Total Return Bond Fund	10,810,599	1,747,531	65,535	(4,159)	214,707	12,703,143
MFS Value Fund	26,846,892	918,699	319,421	6,415	1,714,538	29,167,123
	$515,991,999	$24,230,373	$44,788,491	$4,254,251	$64,363,166	$564,051,298

Notes to Financial Statements (unaudited) - continued

	MFS Lifetime 2045 Fund - continued
	Dividend	Capital Gain
Affiliated Issuers	Income	Distributions

MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	192,984	—
MFS Emerging Markets Debt Local Currency Fund	50,609	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Opportunistic Bond Fund	136,311	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	498,974
MFS High Income Fund	327,899	—
MFS Inflation-Adjusted Bond Fund	510,182	—
MFS Institutional Money Market Portfolio	184,274	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	16,414	188,341
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	257,324	—
MFS Value Fund	266,109	—
	$1,942,106	$687,315

Notes to Financial Statements (unaudited) - continued

			MFS Lifetime 2050 Fund
					Change in
				Realized	Unrealized
	Beginning		Sales	Gain	Appreciation or	Ending
Affiliated Issuers	Value	Purchases	Proceeds	(Loss)	Depreciation	Value
MFS Blended Research Core Equity Fund	$25,858,728	$56,819	$2,529,806	$118,334	$5,597,609	$29,101,684
MFS Blended Research Emerging Markets Equity Fund	5,628,967	51,013	811,691	199,587	1,391,138	6,459,014
MFS Blended Research Growth Equity Fund	28,947,158	116,085	5,226,285	1,318,963	7,287,156	32,443,077
MFS Blended Research International Equity Fund	62,291,107	794,830	4,947,549	1,080,799	11,254,215	70,473,402
MFS Blended Research Mid Cap Equity Fund	55,844,984	691,853	2,615,519	(88,645)	7,742,140	61,574,813
MFS Blended Research Small Cap Equity Fund	13,975,819	216,980	1,448,837	(90,105)	2,914,029	15,567,886
MFS Blended Research Value Equity Fund	30,380,322	522,621	475,034	10,533	3,820,753	34,259,195
MFS Commodity Strategy Fund	26,592,099	2,856,963	833,290	(34,710)	2,999,233	31,580,295
MFS Emerging Markets Debt Fund	—	45,064	—	—	425	45,489
MFS Emerging Markets Debt Local Currency Fund	—	30,012	—	—	(11)	30,001
MFS Emerging Markets Equity Fund	5,632,749	66,525	681,397	167,465	1,273,703	6,459,045
MFS Global Opportunistic Bond Fund	—	45,042	—	—	(53)	44,989
MFS Global Real Estate Fund	28,009,554	1,981,590	273,714	(11,770)	1,003,577	30,709,237
MFS Growth Fund	28,819,744	1,147,173	3,989,595	81,129	6,296,568	32,355,019
MFS High Income Fund	—	60,151	—	—	(63)	60,088
MFS Inflation-Adjusted Bond Fund	13,187,875	2,508,450	77,402	(6,836)	11,680	15,623,767
MFS Institutional Money Market Portfolio	10,477,821	4,044,442	5,092,033	(285)	2,077	9,432,022
MFS International Growth Fund	19,763,756	886,751	817,595	35,715	2,239,318	22,107,945
MFS International Intrinsic Value Fund	19,786,302	663,243	1,103,353	51,227	2,851,072	22,248,491
MFS International New Discovery Fund	22,458,312	1,233,938	436,066	8,103	1,837,950	25,102,237
MFS Mid Cap Growth Fund	28,247,246	1,105,933	1,765,949	22,493	3,107,799	30,717,522
MFS Mid Cap Value Fund	27,618,673	774,939	519,467	(18,445)	2,956,535	30,812,235
MFS New Discovery Fund	7,073,781	125,546	678,093	42,492	1,297,480	7,861,206
MFS New Discovery Value Fund	6,941,128	499,528	335,303	(28,610)	593,342	7,670,085
MFS Research Fund	25,806,253	215,469	1,956,041	21,686	5,050,926	29,138,293
MFS Research International Fund	22,559,441	1,373,812	774,660	20,593	2,230,985	25,410,171
MFS Total Return Bond Fund	10,545,415	1,859,046	94,958	(1,167)	211,410	12,519,746
MFS Value Fund	30,315,255	1,801,847	184,107	737	1,954,360	33,888,092
	$556,762,489	$25,775,665	$37,667,744	$2,899,283	$75,925,353	$623,695,046

Notes to Financial Statements (unaudited) - continued

	MFS Lifetime 2050 Fund - continued
	Dividend	Capital Gain
Affiliated Issuers	Income	Distributions

MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	93	—
MFS Emerging Markets Debt Local Currency Fund	27	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Opportunistic Bond Fund	65	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	581,313
MFS High Income Fund	147	—
MFS Inflation-Adjusted Bond Fund	389,380	—
MFS Institutional Money Market Portfolio	202,663	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	20,088	230,508
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	254,497	—
MFS Value Fund	306,858	—
	$1,173,818	$811,821

Notes to Financial Statements (unaudited) - continued

			MFS Lifetime 2055 Fund
					Change in
				Realized	Unrealized
	Beginning		Sales	Gain	Appreciation or	Ending
Affiliated Issuers	Value	Purchases	Proceeds	(Loss)	Depreciation	Value
MFS Blended Research Core Equity Fund	$17,662,747	$12,473	$1,249,188	$49,215	$3,897,436	$20,372,683
MFS Blended Research Emerging Markets Equity Fund	3,857,885	39,062	444,261	86,774	1,014,880	4,554,340
MFS Blended Research Growth Equity Fund	19,918,213	25	3,096,144	461,066	5,503,943	22,787,103
MFS Blended Research International Equity Fund	42,917,998	379,024	2,426,673	421,800	8,105,012	49,397,161
MFS Blended Research Mid Cap Equity Fund	38,114,141	1,101,739	1,338,492	(27,353)	5,289,473	43,139,508
MFS Blended Research Small Cap Equity Fund	9,545,412	142,863	737,746	(56,372)	2,003,537	10,897,694
MFS Blended Research Value Equity Fund	20,783,299	701,980	189,681	2,564	2,636,676	23,934,838
MFS Commodity Strategy Fund	18,277,962	2,253,663	458,293	(21,968)	2,077,991	22,129,355
MFS Emerging Markets Equity Fund	3,860,289	48,003	354,877	69,180	928,803	4,551,398
MFS Global Real Estate Fund	19,159,536	1,803,788	127,328	(7,384)	687,683	21,516,295
MFS Growth Fund	19,768,328	631,267	2,108,139	(17,847)	4,422,467	22,696,076
MFS Inflation-Adjusted Bond Fund	9,161,329	1,760,015	29,366	(2,925)	6,960	10,896,013
MFS Institutional Money Market Portfolio	7,230,422	2,645,452	3,360,157	(212)	1,423	6,516,928
MFS International Growth Fund	13,592,273	698,299	353,518	17,748	1,550,422	15,505,224
MFS International Intrinsic Value Fund	13,630,273	386,813	455,602	1,096	2,000,634	15,563,214
MFS International New Discovery Fund	15,372,079	1,056,435	81,665	(1,522)	1,265,752	17,611,079
MFS Mid Cap Growth Fund	19,411,179	1,074,064	1,058,482	(9,364)	2,165,552	21,582,949
MFS Mid Cap Value Fund	18,864,615	902,969	199,381	(2,659)	2,019,498	21,585,042
MFS New Discovery Fund	4,866,876	92,886	379,617	5,268	920,744	5,506,157
MFS New Discovery Value Fund	4,730,988	420,090	155,089	(11,178)	398,329	5,383,140
MFS Research Fund	17,627,734	128,520	860,100	6,863	3,492,736	20,395,753
MFS Research International Fund	15,494,025	974,192	241,352	6,914	1,541,517	17,775,296
MFS Total Return Bond Fund	7,328,895	1,299,115	32,900	(2,077)	148,402	8,741,435
MFS Value Fund	20,754,154	1,725,316	81,230	460	1,338,950	23,737,650
	$381,930,652	$20,278,053	$19,819,281	$968,087	$53,418,820	$436,776,331

Notes to Financial Statements (unaudited) - continued

MFS Lifetime 2055 Fund - continued
	Dividend	Capital Gain
Affiliated Issuers	Income	Distributions

MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	402,884
MFS Inflation-Adjusted Bond Fund	268,824	—
MFS Institutional Money Market Portfolio	141,694	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	13,894	159,425
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	176,328	—
MFS Value Fund	211,984	—
	$812,724	$562,309

Notes to Financial Statements (unaudited) - continued

			MFS Lifetime 2060 Fund
					Change in
				Realized	Unrealized
	Beginning		Sales	Gain	Appreciation or	Ending
Affiliated Issuers	Value	Purchases	Proceeds	(Loss)	Depreciation	Value
MFS Blended Research Core Equity Fund	$10,021,197	$232,220	$645,150	$21,479	$2,249,709	$11,879,455
MFS Blended Research Emerging Markets Equity Fund	2,182,012	105,102	282,377	37,659	598,360	2,640,756
MFS Blended Research Growth Equity Fund	11,178,984	159,489	1,560,139	140,606	3,278,424	13,197,364
MFS Blended Research International Equity Fund	24,363,660	1,064,150	1,492,639	106,555	4,816,463	28,858,189
MFS Blended Research Mid Cap Equity Fund	21,639,785	1,501,135	611,189	(13,241)	3,022,837	25,539,327
MFS Blended Research Small Cap Equity Fund	5,373,112	328,418	422,043	(28,176)	1,148,389	6,399,700
MFS Blended Research Value Equity Fund	11,874,152	957,200	263,600	526	1,523,555	14,091,833
MFS Commodity Strategy Fund	10,558,533	1,952,044	780,019	2,418	1,216,683	12,949,659
MFS Emerging Markets Equity Fund	2,185,372	121,688	243,196	28,987	548,198	2,641,049
MFS Global Real Estate Fund	10,929,549	1,636,675	220,283	(9,028)	398,399	12,735,312
MFS Growth Fund	11,176,195	775,716	1,294,181	3,340	2,526,636	13,187,706
MFS Inflation-Adjusted Bond Fund	5,474,426	1,060,653	100,792	(10,542)	11,208	6,434,953
MFS Institutional Money Market Portfolio	4,404,968	2,232,903	2,747,532	(133)	858	3,891,064
MFS International Growth Fund	7,725,370	804,504	338,846	8,643	901,168	9,100,839
MFS International Intrinsic Value Fund	7,744,395	545,257	295,856	(4,243)	1,161,792	9,151,345
MFS International New Discovery Fund	8,907,219	1,035,925	269,666	(945)	730,279	10,402,812
MFS Mid Cap Growth Fund	10,971,987	1,129,520	533,411	(3,785)	1,227,942	12,792,253
MFS Mid Cap Value Fund	10,741,029	1,066,470	193,146	(7,567)	1,162,977	12,769,763
MFS New Discovery Fund	2,729,677	181,469	224,823	735	532,526	3,219,584
MFS New Discovery Value Fund	2,680,698	393,356	103,469	(8,588)	229,207	3,191,204
MFS Research Fund	10,029,661	408,860	557,032	4,722	2,010,800	11,897,011
MFS Research International Fund	8,833,855	983,722	285,041	4,381	892,611	10,429,528
MFS Total Return Bond Fund	4,374,292	792,021	99,394	(2,123)	87,947	5,152,743
MFS Value Fund	11,883,594	1,554,985	159,536	(462)	770,919	14,049,500
	$217,983,722	$21,023,482	$13,723,360	$271,218	$31,047,887	$256,602,949

Notes to Financial Statements (unaudited) - continued

MFS Lifetime 2060 Fund - continued
	Dividend	Capital Gain
Affiliated Issuers	Income	Distributions

MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	231,208
MFS Inflation-Adjusted Bond Fund	159,292	—
MFS Institutional Money Market Portfolio	81,908	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	8,031	92,151
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	104,096	—
MFS Value Fund	124,099	—
	$477,426	$323,359

Notes to Financial Statements (unaudited) - continued

			MFS Lifetime 2065 Fund
					Change in
				Realized	Unrealized
	Beginning		Sales	Gain	Appreciation or	Ending
Affiliated Issuers	Value	Purchases	Proceeds	(Loss)	Depreciation	Value
MFS Blended Research Core Equity Fund	$1,513,032	$243,700	$129,598	$(874)	$356,393	$1,982,653
MFS Blended Research Emerging Markets Equity Fund	327,114	55,635	45,193	1,640	98,330	437,526
MFS Blended Research Growth Equity Fund	1,682,677	223,980	232,920	2,346	532,427	2,208,510
MFS Blended Research International Equity Fund	3,598,301	723,305	291,394	4,162	763,852	4,798,226
MFS Blended Research Mid Cap Equity Fund	3,271,180	782,867	249,631	(6,103)	468,332	4,266,645
MFS Blended Research Small Cap Equity Fund	817,746	178,115	103,674	(8,591)	183,945	1,067,541
MFS Blended Research Value Equity Fund	1,799,147	424,617	112,540	(4,965)	243,118	2,349,377
MFS Commodity Strategy Fund	1,635,045	460,933	146,303	2,698	191,505	2,143,878
MFS Emerging Markets Equity Fund	327,119	58,827	38,398	1,028	89,704	438,280
MFS Global Real Estate Fund	1,635,585	528,413	91,550	(7,630)	66,311	2,131,129
MFS Growth Fund	1,676,782	333,404	197,877	146	393,385	2,205,840
MFS Inflation-Adjusted Bond Fund	817,739	302,795	50,354	(939)	1,197	1,070,438
MFS Institutional Money Market Portfolio	639,795	1,640,505	1,626,623	(38)	144	653,783
MFS International Growth Fund	1,144,892	308,739	74,955	364	141,306	1,520,346
MFS International Intrinsic Value Fund	1,144,879	288,402	89,972	750	179,606	1,523,665
MFS International New Discovery Fund	1,308,452	393,640	75,108	(337)	110,262	1,736,909
MFS Mid Cap Growth Fund	1,635,787	429,677	115,686	(1,122)	184,759	2,133,415
MFS Mid Cap Value Fund	1,635,476	425,180	105,512	(10,097)	188,277	2,133,324
MFS New Discovery Fund	408,931	88,127	44,725	(359)	83,733	535,707
MFS New Discovery Value Fund	408,853	124,618	34,120	(2,912)	36,737	533,176
MFS Research Fund	1,513,021	275,288	120,872	(1,278)	316,248	1,982,407
MFS Research International Fund	1,308,453	371,270	79,204	238	139,087	1,739,844
MFS Total Return Bond Fund	654,205	231,340	42,040	(513)	14,151	857,143
MFS Value Fund	1,799,186	524,543	95,478	(4,262)	122,942	2,346,931
	$32,703,397	$9,417,920	$4,193,727	$(36,648)	$4,905,751	$42,796,693

Notes to Financial Statements (unaudited) - continued

MFS Lifetime 2065 Fund - continued
	Dividend	Capital Gain
Affiliated Issuers	Income	Distributions

MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	35,840
MFS Inflation-Adjusted Bond Fund	25,138	—
MFS Institutional Money Market Portfolio	12,625	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	1,261	14,470
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	16,470	—
MFS Value Fund	19,649	—
	$75,143	$50,310

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There is nothing to report for this item for MFS Lifetime Income Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund,

MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, and MFS Lifetime 2065 Fund.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There is nothing to report for this item for MFS Lifetime Income Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund,

MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, and MFS Lifetime 2065 Fund.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

This information is disclosed as part of the financial statements included in Item 7 above for MFS Lifetime Income Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, and MFS Lifetime 2065 Fund. See the Statements of Operations and Note 3 within the Notes to Financial Statements for more information.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Funds’ investment advisory agreements with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreements for the Funds were considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreements and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Funds’ fees and expenses and the fees and expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Funds, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreements was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

MFS Lifetime Income Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe.

Board Review of Investment Advisory Agreement - continued

MFS Lifetime 2025 Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 5th quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe.

MFS Lifetime 2030 Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 5th quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe.

MFS Lifetime 2035 Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe.

MFS Lifetime 2040 Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe.

MFS Lifetime 2045 Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe.

MFS Lifetime 2050 Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe.

Board Review of Investment Advisory Agreement - continued

MFS Lifetime 2055 Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe.

MFS Lifetime 2060 Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe.

MFS Lifetime 2065 Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the three-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 4th quintile relative to the other funds in the universe for each of the three- and one-year periods (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on September 1, 2021; therefore, no performance data for the five-year period was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

General

Because of the passage of time, the performance results stated above may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Funds’ performance. The Trustees noted the structure of the Funds’ portfolios and considered MFS’ strategic, long-term allocation process with respect to the Funds’ underlying investments. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS’ responses and efforts relating to investment performance.

The Trustees considered that MFS does not charge any advisory fees for providing investment advisory services to the Funds, but that the Funds pay their pro rata share of the advisory fees paid by the underlying funds in which they invest (the “Underlying Funds”).

In assessing the reasonableness of the Funds’ expenses, the Trustees considered, among other information, the total expense ratios of the Funds’ Class I shares as a percentage of average daily net assets and the total expense ratios of the Broadridge expense groups based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for each Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Funds’ last fiscal year), the total expense ratio for each of MFS Lifetime Income Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund and MFS Lifetime 2065 Fund was approximately at the Broadridge expense group median. Because the Funds do not pay advisory fees, the Trustees did not consider the extent to which economies of scale would be realized due to the Funds’ growth of assets, whether fee levels reflect economies of scale for the Funds’ shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Funds, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

Board Review of Investment Advisory Agreement - continued

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreements, including any

12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Funds’ investment advisory agreements with MFS should be continued for an additional one-year period, commencing August 1, 2025.

MFS Core Bond Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Core Bond Fund
Portfolio of Investments − 10/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 97.8%
Asset-Backed & Securitized – 18.2%
Affirm, Inc., 2025-X1, “A”, 5.08%, 4/15/2030 (n)	$53,823	$53,929
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-A”, 5.75%, 2/18/2028	4,166	4,170
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	88,039	88,420
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	82,006	82,598
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	49,123	49,038
Angel Oak Mortgage Trust, 2025 10, “A1” , 4.96%, 9/25/2070 (n)	50,000	49,990
ARDN Mortgage Trust, 2025-ARCP, “A”, FLR, 5.782% (SOFR - 1mo. + 1.75%), 6/15/2035 (n)	158,000	158,296
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	38,567	38,868
Bain Capital Credit CLO Ltd., 2020-3A, “BRR”, FLR, 5.46% (SOFR - 3mo. + 1.6%), 10/23/2034 (n)	200,000	200,139
Bain Capital Credit CLO Ltd., 2022-1A, “CR”, FLR, 5.734% (SOFR - 3mo. + 1.85%), 10/18/2038 (n)	250,000	250,000
Bank5, 2025-5YR17, “A3”, 5.225%, 11/15/2058	74,140	76,526
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	10,878	11,383
Benchmark 2025-V18 Mortgage Trust, “A3”, 5.183%, 10/15/2058	72,019	74,126
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	77,829	79,766
BX Trust, 2025-BCAT, “A”, FLR, 5.412% (SOFR - 1mo. + 1.38%), 8/15/2042 (n)	95,829	95,888
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	30,296	30,465
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	79,628	79,632
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	145,414	154,128
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	18,955	19,230
Dryden Senior Loan Fund CLO Ltd., 2019-68A, “BRR”, FLR, 5.455% (SOFR - 3mo. + 1.55%), 7/15/2035 (n)	250,000	250,163
Dryden Senior Loan Fund CLO Ltd., 2020-86A, “BR2”, FLR, 5.482% (SOFR - 3mo. + 1.6%), 7/17/2034 (n)	250,000	250,170
Dryden Senior Loan Fund CLO Ltd., 2022-113A, “AR3”, FLR, 4.995% (SOFR - 3mo. + 1.09%), 10/15/2037 (n)	250,000	250,287
Dwight 2025-FL1 Issuer LLC, “A”, FLR, 5.693% (SOFR - 1mo. + 1.662%), 6/18/2042 (n)	91,000	91,389
ELM Trust, 2024-ELM, “B10”, 5.995%, 6/10/2039 (n)	100,000	100,937
Empire District Bondco LLC, 4.943%, 1/01/2033	35,323	35,764
Enterprise Fleet Financing 2023-1 LLC, “A2”, 5.51%, 1/22/2029 (n)	10,249	10,271
Enterprise Fleet Financing 2024-4 LLC, “A2”, 4.69%, 7/20/2027 (n)	41,682	41,802
Greystone Commercial Real Estate Notes, 2025-FL4, “AS”, FLR, 6.171% (SOFR - 1mo. + 2.1385%), 1/15/2043 (n)	100,000	100,156
Hyundai Auto Lease Securitization Trust, 2025-B, 4.58%, 9/15/2027 (n)	98,070	98,402
KREF 2018-FT1 Ltd., “A”, FLR, 5.216% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	97,486	97,417
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.146% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	100,000	99,749
MF1 2021-FL7 Ltd., “AS”, FLR, 5.588% ((SOFR - 1mo. + 0.11448%) + 1.45%), 10/16/2036 (n)	250,000	249,632
MF1 2022-FL10 Ltd., “AS”, FLR, 7.189% (SOFR - 1mo. + 3.187%), 9/17/2037 (n)	250,000	250,000
MF1 2022-FL8 Ltd., “B”, FLR, 5.952% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	100,000	99,623
MF1 2024-FL15 LLC, “AS”, FLR, 6.071% (SOFR - 1mo. + 2.04%), 8/18/2041 (n)	100,000	100,218
MF1 2024-FL16 LLC, “A”, FLR, 5.572% (SOFR - 1mo. + 1.541%), 11/18/2039 (n)	154,790	155,451
MF1 2025-FL19 LLC, “A”, FLR, 5.519% (SOFR - 1mo. + 1.4881%), 5/18/2042 (n)	100,000	100,279
MF1 2025-FL20, “AS”, FLR, 5.731% (SOFR - 1mo. + 1.7%), 2/18/2043 (n)	164,000	164,201
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	69,165	74,873
Nissan Master Owner Trust, 2024-A, “A”, FLR, 4.904% (SOFR - 1mo. + 0.67%), 2/15/2028 (n)	100,000	100,062
OBX Trust, 2024-NQM10, “A2”, 6.332%, 5/25/2064 (n)	68,279	69,013
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	79,950	80,269
OneMain Financial Issuance Trust, 2022-3A, “A”, 5.94%, 5/15/2034 (n)	31,843	32,018
Palmer Square Loan Funding 2024-3A Ltd., “A-2”, FLR, 5.884% (SOFR - 3mo. + 1.65%), 8/08/2032 (n)	250,000	250,166
PFP III 2024-11 Ltd., “11A”, FLR, 5.916% (SOFR - 1mo. + 1.83239%), 9/17/2039 (n)	109,997	110,127
PFP III 2025-12 Ltd., “AS”, FLR, 5.766% (SOFR - 1mo. + 1.7418%), 12/18/2042 (n)	115,500	115,282
Provident Funding Mortgage Trust, 2025-2, “A4”, 5.5%, 6/25/2055 (n)	128,427	129,159
Santander Drive Auto Receivables Trust, 2025-1, “A2”, 4.76%, 8/16/2027	36,023	36,036
SBNA Auto Lease Trust, 2024-C, “A2”, 4.94%, 11/20/2026 (n)	41	41
MCBFS-SEM
1

MFS Core Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Shackleton 2019-14A CLO Ltd., “CRR”, FLR, 5.784% (SOFR - 3mo. + 1.9%), 7/20/2034 (n)	$250,000	$251,020
Stellantis Finance US, Inc., 4.63%, 7/20/2027 (n)	59,090	59,244
TPG Real Estate Finance, 2025-FL7, “A”, FLR, 0% (SOFR - 1mo. + 1.45%), 6/18/2043 (n)	183,045	183,045
Venture CLO 43 Ltd., 2021-43A, “BR”, FLR, 5.755% (SOFR - 3mo. + 1.85%), 4/15/2034 (n)	150,000	150,002
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	82,388	82,709
Verus Securitization Trust, 2025-9, “A1”, 4.935%, 10/27/2070 (n)	100,000	99,887
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	30,089	30,390
Wells Fargo Commercial Mortgage Trust, 2017-RB1, “A5”, 3.635%, 3/15/2050	175,000	170,478
		$6,166,324
Automotive – 0.5%
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	$200,000	$173,749
Broadcasting – 0.2%
Walt Disney Co., 3.5%, 5/13/2040	$68,000	$57,175
Brokerage & Asset Managers – 1.6%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$198,000	$211,812
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	103,000	94,362
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	43,000	42,862
LPL Holdings, Inc., 6.75%, 11/17/2028	11,000	11,727
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	178,000	172,466
		$533,229
Building – 0.3%
Masco Corp., 2%, 2/15/2031	$117,000	$102,833
Business Services – 1.3%
Equinix, Inc., 1.8%, 7/15/2027	$83,000	$79,763
Equinix, Inc., 2.5%, 5/15/2031	69,000	62,328
Fiserv, Inc., 2.65%, 6/01/2030	88,000	80,763
Global Payments, Inc., 1.2%, 3/01/2026	87,000	86,065
Global Payments, Inc., 2.9%, 11/15/2031	77,000	68,479
Verisk Analytics, Inc., 5.75%, 4/01/2033	70,000	73,991
		$451,389
Cable TV – 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$69,000	$71,474
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	98,000	83,148
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	58,000	67,262
		$221,884
Computer Software – 0.6%
Oracle Corp., 4.9%, 2/06/2033	$22,000	$21,853
Oracle Corp., 5.2%, 9/26/2035	88,000	86,663
Roper Technologies, Inc., 2%, 6/30/2030	89,000	80,259
		$188,775
Consumer Products – 0.2%
Kenvue, Inc., 4.9%, 3/22/2033	$60,000	$60,631
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$147,000	$131,202
2

MFS Core Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 0.2%
Broadcom, Inc., 4.3%, 11/15/2032	$63,000	$62,329
Energy - Integrated – 0.6%
Eni S.p.A., 5.5%, 5/15/2034 (n)	$208,000	$214,388
Financial Institutions – 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	$150,000	$147,688
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	79,000	78,958
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	78,000	76,846
		$303,492
Food & Beverages – 1.7%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$163,000	$155,506
Anheuser-Busch InBev Worldwide, Inc., 8%, 11/15/2039	123,000	157,793
Diageo Capital PLC, 2.375%, 10/24/2029	200,000	187,459
Mars, Inc., 5.2%, 3/01/2035 (n)	81,000	83,138
		$583,896
Gaming & Lodging – 0.7%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$64,000	$65,214
Las Vegas Sands Corp., 3.9%, 8/08/2029	65,000	63,104
Marriott International, Inc., 4.625%, 6/15/2030	108,000	109,181
		$237,499
Insurance – 0.8%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$82,000	$77,999
Corebridge Financial, Inc., 5.75%, 1/15/2034	42,000	43,971
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	150,000	146,049
		$268,019
Insurance - Health – 0.4%
Humana, Inc., 5.875%, 3/01/2033	$38,000	$40,047
UnitedHealth Group, Inc., 5%, 4/15/2034	78,000	79,363
		$119,410
Insurance - Property & Casualty – 1.0%
Aon Corp., 4.5%, 12/15/2028	$61,000	$61,674
Brown & Brown, Inc., 4.2%, 3/17/2032	84,000	81,183
Brown & Brown, Inc., 5.55%, 6/23/2035	19,000	19,556
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	85,000	88,738
Fairfax Financial Holdings Ltd., 5.75%, 5/20/2035 (n)	72,000	75,349
		$326,500
Machinery & Tools – 0.8%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$200,000	$206,219
CNH Industrial Capital LLC, 1.875%, 1/15/2026	79,000	78,588
		$284,807
Major Banks – 6.8%
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	$302,000	$271,596
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	160,000	154,455
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	150,000	146,986
3

MFS Core Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	$150,000	$157,239
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	172,000	161,104
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	98,000	87,330
JPMorgan Chase & Co., 4.323% to 4/26/2027, FLR (SOFR - 1 day + 1.56%) to 4/26/2028	74,000	74,238
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	72,000	67,696
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	69,000	63,223
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR - 1 day + 2.46%) to 4/22/2041	102,000	80,644
Mitsubishi UFJ Financial Group, Inc., 5.615%, 4/24/2036	200,000	210,417
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	131,000	128,494
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	97,000	90,800
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	127,000	115,597
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	147,000	155,137
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	200,000	176,846
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	162,000	151,036
		$2,292,838
Medical & Health Technology & Services – 1.0%
Adventist Health System/West, 5.43%, 3/01/2032	$75,000	$77,316
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	200,000	185,265
CVS Health Corp., 5.3%, 6/01/2033	85,000	87,355
		$349,936
Metals & Mining – 0.9%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	$200,000	$208,922
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	87,000	79,577
		$288,499
Midstream – 1.6%
DCP Midstream Operating LP, 3.25%, 2/15/2032	$167,000	$152,664
Plains All American Pipeline LP, 3.8%, 9/15/2030	174,000	168,143
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	75,000	75,266
Targa Resources Corp., 6.125%, 3/15/2033	138,000	147,080
		$543,153
Mortgage-Backed – 24.6%
Fannie Mae, 5.183%, 2/25/2045 (n)	$27,493	$27,546
Fannie Mae, 3.5%, 3/01/2046	25,336	23,925
Fannie Mae, 3%, 8/01/2046	26,088	23,856
Fannie Mae, UMBS, 5.5%, 10/01/2038 - 11/01/2053	81,810	83,053
Fannie Mae, UMBS, 2%, 7/01/2042 - 2/01/2052	501,080	422,000
Fannie Mae, UMBS, 3%, 5/01/2043 - 8/01/2052	471,255	418,981
Fannie Mae, UMBS, 3.5%, 7/01/2043 - 6/01/2053	35,131	33,434
Fannie Mae, UMBS, 4%, 9/01/2046 - 11/01/2052	140,947	135,088
Fannie Mae, UMBS, 2.5%, 1/01/2050 - 5/01/2052	1,149,443	982,212
Fannie Mae, UMBS, 1.5%, 6/01/2051	78,665	60,939
Fannie Mae, UMBS, 4.5%, 6/01/2052 - 9/01/2052	93,469	91,580
Fannie Mae, UMBS, 6%, 11/01/2052 - 11/01/2054	161,030	165,388
Fannie Mae, UMBS, 5%, 12/01/2052 - 3/01/2055	474,782	473,290
Fannie Mae, UMBS, 6.5%, 9/01/2054	200,001	207,052
Freddie Mac, 2.57%, 7/25/2026	68,789	68,084
Freddie Mac, 3.117%, 6/25/2027	100,000	98,738
Freddie Mac, UMBS, 3%, 10/01/2037 - 6/01/2052	390,608	353,214
Freddie Mac, UMBS, 3.5%, 1/01/2041 - 5/01/2052	164,591	154,775
4

MFS Core Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, UMBS, 1.5%, 3/01/2051	$35,197	$27,335
Freddie Mac, UMBS, 2.5%, 1/01/2052 - 6/01/2052	80,848	68,708
Freddie Mac, UMBS, 4%, 7/01/2052 - 6/01/2055	297,383	283,080
Freddie Mac, UMBS, 4.5%, 10/01/2052 - 10/01/2055	295,390	288,475
Freddie Mac, UMBS, 5.5%, 4/01/2053 - 6/01/2053	205,591	209,416
Freddie Mac, UMBS, 6.5%, 8/01/2053	24,537	25,439
Freddie Mac, UMBS, 5%, 11/01/2053	88,642	88,434
Freddie Mac, UMBS, 6%, 3/01/2054 - 6/01/2054	122,341	125,255
Ginnie Mae, 4.246%, 9/20/2041	22,210	21,741
Ginnie Mae, 3%, 1/20/2051 - 11/20/2052	295,167	265,590
Ginnie Mae, 2%, 2/20/2052 - 6/20/2052	312,802	260,268
Ginnie Mae, 2.5%, 2/20/2052 - 4/20/2052	429,446	372,005
Ginnie Mae, 4%, 7/20/2052 - 10/20/2052	119,195	113,690
Ginnie Mae, 4.5%, 9/20/2052 - 5/20/2053	298,647	293,493
Ginnie Mae, 5%, 1/20/2053 - 4/20/2053	218,872	219,235
Ginnie Mae, 5.5%, 2/20/2053 - 4/20/2055	263,406	266,688
Ginnie Mae, 3.5%, 5/20/2055 - 10/20/2055	224,992	206,016
Ginnie Mae, TBA, 6%, 11/15/2055	300,000	305,311
UMBS, TBA, 2.5%, 11/25/2055 - 12/25/2055	275,000	233,450
UMBS, TBA, 4%, 11/25/2055	75,000	71,153
UMBS, TBA, 5.5%, 11/25/2055	50,000	50,515
UMBS, TBA, 2%, 12/25/2055	575,000	466,247
UMBS, TBA, 3%, 12/25/2055	125,000	110,732
UMBS, TBA, 3.5%, 12/25/2055	150,000	138,174
		$8,333,605
Municipals – 0.5%
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 6.352%, 7/01/2049	$95,000	$99,303
Rhode Island Student Loan Authority Education Loan Rev., Taxable, “1”, 6.081%, 12/01/2042	85,000	86,808
		$186,111
Natural Gas - Distribution – 0.2%
NiSource, Inc., 5.65%, 2/01/2045	$73,000	$72,949
Network & Telecom – 1.4%
NTT Finance Corp., 5.502%, 7/16/2035 (n)	$400,000	$416,960
Verizon Communications, Inc., 2.55%, 3/21/2031	57,000	51,765
		$468,725
Oils – 0.2%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$83,000	$72,283
Other Banks & Diversified Financials – 0.4%
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	$148,000	$145,960
Pollution Control – 0.5%
Waste Management, Inc., 4.875%, 2/15/2034	$179,000	$182,873
Real Estate - Office – 0.3%
Boston Properties LP, REIT, 5.75%, 1/15/2035	$105,000	$107,370
5

MFS Core Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – 0.4%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$62,000	$58,662
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	117,000	91,335
		$149,997
Specialty Stores – 0.3%
Genuine Parts Co., 2.75%, 2/01/2032	$115,000	$101,132
Telecommunications - Wireless – 1.1%
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	$79,000	$78,184
Rogers Communications, Inc., 3.8%, 3/15/2032	146,000	137,594
T-Mobile USA, Inc., 2.05%, 2/15/2028	69,000	65,913
T-Mobile USA, Inc., 4.5%, 4/15/2050	83,000	69,393
Vodafone Group PLC, 5.625%, 2/10/2053	22,000	21,404
		$372,488
Tobacco – 0.9%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$158,000	$158,875
Philip Morris International, Inc., 5.125%, 11/17/2027	25,000	25,504
Philip Morris International, Inc., 5.625%, 11/17/2029	11,000	11,542
Philip Morris International, Inc., 5.125%, 2/15/2030	52,000	53,679
Philip Morris International, Inc., 5.75%, 11/17/2032	48,000	51,100
		$300,700
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$36,000	$41,875
U.S. Treasury Obligations – 23.6%
U.S. Treasury Bonds, 3.5%, 9/30/2027	$400,000	$399,234
U.S. Treasury Bonds, 2.375%, 2/15/2042	1,413,000	1,056,328
U.S. Treasury Bonds, 4.375%, 8/15/2043	150,000	145,898
U.S. Treasury Bonds, 4.75%, 11/15/2043	100,000	101,855
U.S. Treasury Bonds, 4.5%, 2/15/2044	880,000	867,488
U.S. Treasury Bonds, 2.25%, 2/15/2052 (f)	900,000	564,680
U.S. Treasury Bonds, 4%, 11/15/2052	383,000	342,291
U.S. Treasury Bonds, 4.75%, 11/15/2053	80,000	80,913
U.S. Treasury Bonds, 4.25%, 2/15/2054	520,000	484,636
U.S. Treasury Bonds, 4.5%, 11/15/2054	250,000	243,135
U.S. Treasury Notes, 2.5%, 3/31/2027	850,000	836,520
U.S. Treasury Notes, 4.5%, 4/15/2027	1,170,000	1,183,802
U.S. Treasury Notes, 4.25%, 6/30/2029	1,445,000	1,474,803
U.S. Treasury Notes, 3.875%, 7/31/2030	200,000	201,492
		$7,983,075
Utilities - Electric Power – 1.4%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$43,000	$46,086
Duke Energy Carolinas LLC, 4.95%, 1/15/2033	118,000	121,599
Duke Energy Progress LLC, 3.45%, 3/15/2029	118,000	116,038
Pacific Gas & Electric Co., 2.1%, 8/01/2027	82,000	78,813
Pacific Gas & Electric Co., 3%, 6/15/2028	108,000	104,128
		$466,664
6

MFS Core Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Gas – 0.5%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$176,000	$158,975
Total Bonds (Identified Cost, $33,006,310)		$33,106,739
Mutual Funds (h) – 6.3%
Money Market Funds – 6.3%
MFS Institutional Money Market Portfolio, 4.12% (v) (Identified Cost, $2,152,439)	2,152,343	$2,152,773
Other Assets, Less Liabilities – (4.1)%		(1,400,032)
Net Assets – 100.0%		$33,859,480

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,152,773 and
$33,106,739, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,341,167, representing 24.6% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Derivative Contracts at 10/31/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond 30 yr	Long	USD	6	$727,688	December – 2025	$30,234
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	12	$2,498,906	December – 2025	$(2,377)
U.S. Treasury Note 5 yr	Long	USD	15	1,638,164	December – 2025	(163)
						$(2,540)
At October 31, 2025, the fund had liquid securities with an aggregate value of $70,898 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
7

MFS Core Bond Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 10/31/25 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $33,006,310)	$33,106,739
Investments in affiliated issuers, at value (identified cost, $2,152,439)	2,152,773
Receivables for
TBA sale commitments	1,083,449
Fund shares sold	1,386
Interest and dividends	226,962
Receivable from investment adviser	25,121
Other assets	46,021
Total assets	$36,642,451
Liabilities
Payable to custodian	$82,732
Payables for
Distributions	245
Net daily variation margin on open futures contracts	2,999
Investments purchased	183,045
TBA purchase commitments	2,458,789
Fund shares reacquired	1,376
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	919
Distribution and service fees	128
Accrued expenses and other liabilities	52,642
Total liabilities	$2,782,971
Net assets	$33,859,480
Net assets consist of
Paid-in capital	$34,446,558
Total distributable earnings (loss)	(587,078)
Net assets	$33,859,480
Shares of beneficial interest outstanding	3,477,771

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$4,115,758	422,991	$9.73
Class C	1,183,288	121,697	9.72
Class I	391,760	40,213	9.74
Class R1	65,983	6,778	9.73
Class R2	55,767	5,727	9.74
Class R3	83,726	8,599	9.74
Class R4	56,712	5,824	9.74
Class R6	27,906,486	2,865,942	9.74

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.16 [100 / 95.75 x $9.73]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
8

MFS Core Bond Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 10/31/25 (unaudited) Net investment income (loss)
Income
Interest	$747,682
Dividends from affiliated issuers	37,859
Other	305
Total investment income	$785,846
Expenses
Management fee	$53,512
Distribution and service fees	11,168
Shareholder servicing costs	4,346
Administrative services fee	8,823
Independent Trustees' compensation	1,523
Custodian fee	8,927
Shareholder communications	2,877
Audit and tax fees	38,903
Legal fees	124
Registration fees	57,631
Miscellaneous	20,883
Total expenses	$208,717
Fees paid indirectly	(85)
Reduction of expenses by investment adviser	(142,251)
Net expenses	$66,381
Net investment income (loss)	$719,465
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$86,349
Affiliated issuers	83
Futures contracts	(6,640)
Net realized gain (loss)	$79,792
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$382,423
Affiliated issuers	334
Futures contracts	(703)
Net unrealized gain (loss)	$382,054
Net realized and unrealized gain (loss)	$461,846
Change in net assets from operations	$1,181,311
See Notes to Financial Statements
9

MFS Core Bond Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	10/31/25 (unaudited)	4/30/25
Change in net assets
From operations
Net investment income (loss)	$719,465	$1,374,610
Net realized gain (loss)	79,792	(60,946)
Net unrealized gain (loss)	382,054	1,020,674
Change in net assets from operations	$1,181,311	$2,334,338
Total distributions to shareholders	$(800,025)	$(1,440,208)
Change in net assets from fund share transactions	$1,388,895	$1,996,029
Total change in net assets	$1,770,181	$2,890,159
Net assets
At beginning of period	32,089,299	29,199,140
At end of period	$33,859,480	$32,089,299
See Notes to Financial Statements
10

MFS Core Bond Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	10/31/25 (unaudited)	4/30/25	4/30/24	4/30/23(c)
Net asset value, beginning of period	$9.62	$9.33	$9.86	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.41	$0.41	$0.32
Net realized and unrealized gain (loss)	0.14	0.31	(0.51)	(0.15)
Total from investment operations	$0.34	$0.72	$(0.10)	$0.17
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.43)	$(0.43)	$(0.31)
Net asset value, end of period (x)	$9.73	$9.62	$9.33	$9.86
Total return (%) (r)(s)(t)(x)	3.53 (n)	7.80	(1.00)	1.75 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48 (a)	1.51	1.27	1.59 (a)
Expenses after expense reductions (f)	0.61 (a)	0.61	0.61	0.60 (a)
Net investment income (loss)	4.16 (a)	4.24	4.31	3.85 (a)
Portfolio turnover rate	54 (n)	139	100	129 (n)
Net assets at end of period (000 omitted)	$4,116	$3,417	$2,643	$947
Supplemental Ratios (%):
Portfolio turnover rate (excluding TBA transactions) (e)	19 (n)	40	53	N/A

See Notes to Financial Statements
11

MFS Core Bond Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	10/31/25 (unaudited)	4/30/25	4/30/24	4/30/23(c)
Net asset value, beginning of period	$9.61	$9.32	$9.85	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.34	$0.34	$0.26
Net realized and unrealized gain (loss)	0.13	0.31	(0.51)	(0.16)
Total from investment operations	$0.30	$0.65	$(0.17)	$0.10
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.36)	$(0.36)	$(0.25)
Net asset value, end of period (x)	$9.72	$9.61	$9.32	$9.85
Total return (%) (r)(s)(t)(x)	3.15 (n)	7.01	(1.71)	1.06 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.23 (a)	2.26	2.02	3.12 (a)
Expenses after expense reductions (f)	1.36 (a)	1.36	1.37	1.35 (a)
Net investment income (loss)	3.41 (a)	3.49	3.56	3.12 (a)
Portfolio turnover rate	54 (n)	139	100	129 (n)
Net assets at end of period (000 omitted)	$1,183	$1,185	$1,051	$391
Supplemental Ratios (%):
Portfolio turnover rate (excluding TBA transactions) (e)	19 (n)	40	53	N/A

Class I	Six months ended	Year ended
	10/31/25 (unaudited)	4/30/25	4/30/24	4/30/23(c)
Net asset value, beginning of period	$9.63	$9.33	$9.86	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.43	$0.44	$0.35
Net realized and unrealized gain (loss)	0.14	0.32	(0.51)	(0.16)
Total from investment operations	$0.35	$0.75	$(0.07)	$0.19
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.45)	$(0.46)	$(0.33)
Net asset value, end of period (x)	$9.74	$9.63	$9.33	$9.86
Total return (%) (r)(s)(t)(x)	3.66 (n)	8.17	(0.76)	1.95 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.23 (a)	1.26	1.03	1.36 (a)
Expenses after expense reductions (f)	0.36 (a)	0.36	0.36	0.35 (a)
Net investment income (loss)	4.41 (a)	4.50	4.56	4.19 (a)
Portfolio turnover rate	54 (n)	139	100	129 (n)
Net assets at end of period (000 omitted)	$392	$328	$466	$445
Supplemental Ratios (%):
Portfolio turnover rate (excluding TBA transactions) (e)	19 (n)	40	53	N/A

See Notes to Financial Statements
12

MFS Core Bond Fund
Financial Highlights - continued
Class R1	Six months ended	Year ended
	10/31/25 (unaudited)	4/30/25	4/30/24	4/30/23(c)
Net asset value, beginning of period	$9.62	$9.33	$9.86	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.34	$0.34	$0.25
Net realized and unrealized gain (loss)	0.13	0.31	(0.51)	(0.15)
Total from investment operations	$0.30	$0.65	$(0.17)	$0.10
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.36)	$(0.36)	$(0.24)
Net asset value, end of period (x)	$9.73	$9.62	$9.33	$9.86
Total return (%) (r)(s)(t)(x)	3.14 (n)	6.99	(1.74)	1.09 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.22 (a)	2.25	2.03	2.20 (a)
Expenses after expense reductions (f)	1.36 (a)	1.36	1.36	1.35 (a)
Net investment income (loss)	3.41 (a)	3.49	3.56	2.97 (a)
Portfolio turnover rate	54 (n)	139	100	129 (n)
Net assets at end of period (000 omitted)	$66	$64	$60	$51
Supplemental Ratios (%):
Portfolio turnover rate (excluding TBA transactions) (e)	19 (n)	40	53	N/A

Class R2	Six months ended	Year ended
	10/31/25 (unaudited)	4/30/25	4/30/24	4/30/23(c)
Net asset value, beginning of period	$9.62	$9.34	$9.86	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.38	$0.39	$0.29
Net realized and unrealized gain (loss)	0.14	0.31	(0.50)	(0.14)
Total from investment operations	$0.33	$0.69	$(0.11)	$0.15
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.41)	$(0.41)	$(0.29)
Net asset value, end of period (x)	$9.74	$9.62	$9.34	$9.86
Total return (%) (r)(s)(t)(x)	3.51 (n)	7.41	(1.15)	1.52 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73 (a)	1.76	1.53	1.70 (a)
Expenses after expense reductions (f)	0.86 (a)	0.86	0.86	0.85 (a)
Net investment income (loss)	3.90 (a)	3.99	4.06	3.47 (a)
Portfolio turnover rate	54 (n)	139	100	129 (n)
Net assets at end of period (000 omitted)	$56	$54	$50	$51
Supplemental Ratios (%):
Portfolio turnover rate (excluding TBA transactions) (e)	19 (n)	40	53	N/A

See Notes to Financial Statements
13

MFS Core Bond Fund
Financial Highlights - continued
Class R3	Six months ended	Year ended
	10/31/25 (unaudited)	4/30/25	4/30/24	4/30/23(c)
Net asset value, beginning of period	$9.62	$9.34	$9.86	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.41	$0.41	$0.31
Net realized and unrealized gain (loss)	0.15	0.30	(0.50)	(0.14)
Total from investment operations	$0.35	$0.71	$(0.09)	$0.17
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.43)	$(0.43)	$(0.31)
Net asset value, end of period (x)	$9.74	$9.62	$9.34	$9.86
Total return (%) (r)(s)(t)(x)	3.64 (n)	7.68	(0.90)	1.74 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47 (a)	1.51	1.28	1.45 (a)
Expenses after expense reductions (f)	0.61 (a)	0.62	0.61	0.60 (a)
Net investment income (loss)	4.16 (a)	4.23	4.31	3.71 (a)
Portfolio turnover rate	54 (n)	139	100	129 (n)
Net assets at end of period (000 omitted)	$84	$78	$50	$51
Supplemental Ratios (%):
Portfolio turnover rate (excluding TBA transactions) (e)	19 (n)	40	53	N/A

Class R4	Six months ended	Year ended
	10/31/25 (unaudited)	4/30/25	4/30/24	4/30/23(c)
Net asset value, beginning of period	$9.63	$9.34	$9.86	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.43	$0.44	$0.33
Net realized and unrealized gain (loss)	0.14	0.31	(0.50)	(0.14)
Total from investment operations	$0.35	$0.74	$(0.06)	$0.19
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.45)	$(0.46)	$(0.33)
Net asset value, end of period (x)	$9.74	$9.63	$9.34	$9.86
Total return (%) (r)(s)(t)(x)	3.66 (n)	8.06	(0.65)	1.95 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.23 (a)	1.26	1.03	1.20 (a)
Expenses after expense reductions (f)	0.36 (a)	0.37	0.36	0.35 (a)
Net investment income (loss)	4.40 (a)	4.49	4.56	3.96 (a)
Portfolio turnover rate	54 (n)	139	100	129 (n)
Net assets at end of period (000 omitted)	$57	$55	$51	$51
Supplemental Ratios (%):
Portfolio turnover rate (excluding TBA transactions) (e)	19 (n)	40	53	N/A

See Notes to Financial Statements
14

MFS Core Bond Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	10/31/25 (unaudited)	4/30/25	4/30/24	4/30/23(c)
Net asset value, beginning of period	$9.63	$9.34	$9.86	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.44	$0.44	$0.34
Net realized and unrealized gain (loss)	0.13	0.31	(0.50)	(0.15)
Total from investment operations	$0.35	$0.75	$(0.06)	$0.19
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.46)	$(0.46)	$(0.33)
Net asset value, end of period (x)	$9.74	$9.63	$9.34	$9.86
Total return (%) (r)(s)(t)(x)	3.68 (n)	8.10	(0.62)	1.97 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19 (a)	1.22	1.00	1.18 (a)
Expenses after expense reductions (f)	0.33 (a)	0.33	0.33	0.33 (a)
Net investment income (loss)	4.44 (a)	4.52	4.59	3.99 (a)
Portfolio turnover rate	54 (n)	139	100	129 (n)
Net assets at end of period (000 omitted)	$27,906	$26,910	$24,828	$24,992
Supplemental Ratios (%):
Portfolio turnover rate (excluding TBA transactions) (e)	19 (n)	40	53	N/A

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, June 22, 2022, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(e)	Portfolio turnover rate (excluding TBA transactions) is disclosed beginning with the period ending April 30, 2024. Refer to Note 2 for more information on TBA transactions and mortgage dollar rolls.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
15

MFS Core Bond Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Core Bond Fund (the fund) is a diversified series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
An operating segment is defined in FASB Accounting Standards Codification Topic 280-Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and
16

MFS Core Bond Fund
Notes to Financial Statements (unaudited) - continued
market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of October 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$7,983,075	$—	$7,983,075
Municipal Bonds	—	186,111	—	186,111
U.S. Corporate Bonds	—	7,037,903	—	7,037,903
Residential Mortgage-Backed Securities	—	9,144,320	—	9,144,320
Commercial Mortgage-Backed Securities	—	1,026,762	—	1,026,762
Asset-Backed Securities (including CDOs)	—	4,328,847	—	4,328,847
Foreign Bonds	—	3,399,721	—	3,399,721
Investment Companies	2,152,773	—	—	2,152,773
Total	$2,152,773	$33,106,739	$—	$35,259,512

Other Financial Instruments
Futures Contracts – Assets	$30,234	$—	$—	$30,234
Futures Contracts – Liabilities	(2,540)	—	—	(2,540)
For further information regarding security characteristics, see the Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2025 as reported in the Statement of Assets and Liabilities:
17

MFS Core Bond Fund
Notes to Financial Statements (unaudited) - continued
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$30,234	$(2,540)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(6,640)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended October 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(703)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
18

MFS Core Bond Fund
Notes to Financial Statements (unaudited) - continued
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a To Be Announced (“TBA”) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. As such, these transactions may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates including and excluding TBA transactions are presented in the Financial Highlights. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended October 31, 2025, is shown as a reduction of total expenses in the Statement of Operations.
19

MFS Core Bond Fund
Notes to Financial Statements (unaudited) - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 4/30/25
Ordinary income (including any short-term capital gains)	$1,440,208
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 10/31/25
Cost of investments	$35,158,749
Gross appreciation	491,537
Gross depreciation	(390,774)
Net unrealized appreciation (depreciation)	$100,763
As of 4/30/25
Undistributed ordinary income	168,457
Capital loss carryforwards	(737,910)
Other temporary differences	(119,990)
Net unrealized appreciation (depreciation)	(278,921)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of April 30, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(265,374)
Long-Term	(472,536)
Total	$(737,910)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
20

MFS Core Bond Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 10/31/25	Year ended 4/30/25
Class A	$86,624	$134,260
Class C	23,425	41,571
Class I	8,502	13,027
Class R1	1,267	2,325
Class R2	1,207	2,218
Class R3	1,887	3,029
Class R4	1,365	2,511
Class R6	675,748	1,241,267
Total	$800,025	$1,440,208
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.325%
In excess of $1 billion and up to $2.5 billion	0.31%
In excess of $2.5 billion	0.30%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until August 31, 2026. For the six months ended October 31, 2025, this management fee reduction amounted to $2,298, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2025 was equivalent to an annual effective rate of 0.31% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	C	I	R1	R2	R3	R4	R6
0.64%	1.39%	0.39%	1.39%	0.89%	0.64%	0.39%	0.33%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2026. For the six months ended October 31, 2025, this reduction amounted to $139,953, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $156 for the six months ended October 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
21

MFS Core Bond Fund
Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$4,573
Class C	0.75%	0.25%	1.00%	1.00%	6,032
Class R1	0.75%	0.25%	1.00%	1.00%	325
Class R2	0.25%	0.25%	0.50%	0.50%	137
Class R3	—	0.25%	0.25%	0.25%	101
Total Distribution and Service Fees					$11,168
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended October 31, 2025.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. There were no contingent deferred sales charges imposed during the six months ended October 31, 2025.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended October 31, 2025, the fee was $2,592, which equated to 0.0157% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,754.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended October 31, 2025 was equivalent to an annual effective rate of 0.0536% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 19, 2024, MFS redeemed 21,820 shares of Class A for an aggregate amount of $214,710.
At October 31, 2025, MFS held approximately 67% and 100% of the outstanding shares of Class R3 and Class R6, respectively, and 100% of the outstanding shares of Class R1, Class R2, and Class R4.
(4) Portfolio Securities
For the six months ended October 31, 2025, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$15,440,817	$16,143,145
Non-U.S. Government securities	2,697,949	1,267,535
22

MFS Core Bond Fund
Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 10/31/25		Year ended 4/30/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	76,734	$745,355	179,547	$1,734,477
Class C	5,077	48,545	23,433	225,289
Class I	13,141	127,321	26,215	254,510
Class R3	292	2,825	2,406	23,891
Class R6	159	1,515	8,832	85,375
	95,403	$925,561	240,433	$2,323,542
Shares issued to shareholders in reinvestment of distributions
Class A	8,915	$85,998	13,852	$133,375
Class C	2,347	22,605	4,222	40,627
Class I	880	8,502	1,357	13,027
Class R1	131	1,267	241	2,325
Class R2	125	1,207	230	2,218
Class R3	196	1,887	314	3,029
Class R4	141	1,365	261	2,511
Class R6	70,015	675,748	128,777	1,241,267
	82,750	$798,579	149,254	$1,438,379
Shares reacquired
Class A	(17,868)	$(173,338)	(121,393)	$(1,170,436)
Class C	(8,982)	(86,741)	(17,158)	(165,549)
Class I	(7,819)	(74,915)	(43,462)	(418,702)
Class R3	(3)	(26)	(3)	(26)
Class R6	(23)	(225)	(1,169)	(11,179)
	(34,695)	$(335,245)	(183,185)	$(1,765,892)
Net change
Class A	67,781	$658,015	72,006	$697,416
Class C	(1,558)	(15,591)	10,497	100,367
Class I	6,202	60,908	(15,890)	(151,165)
Class R1	131	1,267	241	2,325
Class R2	125	1,207	230	2,218
Class R3	485	4,686	2,717	26,894
Class R4	141	1,365	261	2,511
Class R6	70,151	677,038	136,440	1,315,463
	143,458	$1,388,895	206,502	$1,996,029
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured
23

MFS Core Bond Fund
Notes to Financial Statements (unaudited) - continued
uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended October 31, 2025, the fund’s commitment fee and interest expense were $75 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended October 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,287,229	$5,153,688	$4,288,561	$83	$334	$2,152,773

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$37,859	$—
24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Core Bond Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Core Bond Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Core Bond Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
25

MFS Core Bond Fund
Board Review of Investment Advisory Agreement
MFS Core Bond Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for the one-year period ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over the one-year period ended December 31, 2024. The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on June 22, 2022, and has a limited operating history and performance record; therefore, no performance data for the three- or five-year periods was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided in connection with the contract review meetings as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
26

MFS Core Bond Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund, and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
27

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST XII

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   December 15, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  December 15, 2025

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  December 15, 2025

*  Print name and title of each signing officer under his or her signature.